As filed with the Securities and Exchange Commission on April 14, 2020
Registration Nos. 333-194043; 811-07549
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 12     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 85 (X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2020, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Supplement dated May 1, 2020
to the Prospectus dated May 1, 2020
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Schwab OneSource Choice Variable Annuity Prospectus dated May 1, 2020 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (800) 838-0650. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-194043.
This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts the applications for which are signed during the effective dates detailed below.
Contract Applications Signed on or after May 1, 2020:
To receive the following GAW% or Joint GAW%, your Schwab OneSource Choice Variable Annuity application must be signed on or after May 1, 2020, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s and Joint GAW%s) will be superseded by the terms of the new Rate Sheet Supplement. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-194043. Please note that there have been no changes to the rates since the Rate Sheet Supplement dated May 1, 2019.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 74	Age 75-79+	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70-74	Age 75-79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
If you have any questions regarding this Supplement, including questions about the date your application was signed or the rates applicable to you, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated May 1, 2020.
Please read this Supplement carefully and retain it for future reference.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
Overview
This Prospectus describes the Schwab OneSource Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a Grantor Trust that exists for one individual Grantor or two individual Grantors who are each other’s spouse, or by a Non-Grantor Trust (See “Definitions” below for definitions of capitalized terms)..
When you contribute money to the Schwab OneSource Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 1, 2020.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Segment Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Capital Appreciation Portfolio (Class I-2 Shares)
Alger Large Cap Growth Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares)
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
American Funds IS Bond Fund (Class 2 Shares)
American Funds IS Capital World Bond Fund (formerly American Funds IS Global Bond Fund) (Class 2 Shares)
American Funds IS Global Small Capitalization Fund (Class 2 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS New World Fund® (Class 2 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
BNY Mellon IP MidCap Stock Portfolio (formerly Dreyfus IP MidCap Stock Portfolio) (Initial Shares)*
BNY Mellon VIF Appreciation Portfolio (formerly Dreyfus VIF Appreciation Portfolio) (Initial Shares)*
BNY Mellon VIF Growth and Income Portfolio (formerly Dreyfus VIF Growth and Income Portfolio) (Initial Shares)*
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)
ClearBridge Variable Mid Cap Portfolio (Class I Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® International Value Equity Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Delaware VIP® Value Series (Standard Class Shares)
DWS Capital Growth VIP (Class A Shares)
DWS Core Equity VIP (Class A Shares)
DWS CROCI® U.S. VIP (Class A Shares)*
DWS Global Small Cap VIP (Class A Shares)*
DWS Small Cap Index VIP (Class A Shares)
DWS Small Mid Cap Growth VIP (Class A Shares)*
DWS Small Mid Cap Value VIP (Class A Shares)*
Federated Hermes Fund for U.S. Government Securities II (formerly Federated Fund for U.S. Government Securities II)
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)*
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)

Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Invesco Oppenheimer V.I. Global Fund (Series I Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)*
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)*
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Small Cap Equity Fund (Series I Shares)*
Invesco V.I. Technology Fund (Series I Shares)*
Ivy VIP International Core Equity (Class II Shares)*
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology and Innovation Portfolio (formerly Janus Henderson Global Technology Portfolio) (Service Shares)
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)*
MFS® VIT II Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Initial Class Shares)
MFS® VIT II International Intrinsic Value Portfolio (formerly MFS® VIT II International Value Portfolio) (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares)
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)*
NVIT Mid Cap Index Fund (Class II Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Real Return Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Bond VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)*

Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Asset Allocation Fund (Class IA Shares)
Putnam VT Global Health Care Fund (Class IB Shares)*
Putnam VT Income Fund (Class IA Shares)
Putnam VT International Equity Fund (Class IA Shares)
Putnam VT International Value Fund (Class IA Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IA Shares)
Putnam VT Small Cap Value Fund (Class IA Shares)
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
Templeton Foreign VIP Fund (Class 2 Shares)*
Templeton Global Bond VIP Fund (Class 2 Shares)
Touchstone Bond Fund*
Touchstone Common Stock Fund*
Touchstone Small Company Fund
VanEck VIP Emerging Markets Bond Fund (formerly VanEck VIP Unconstrained Emerging Markets Bond Fund) (Initial Class Shares)*
VanEck VIP Global Hard Assets Fund (S Class Shares)
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Wells Fargo VT Opportunity Fund (Class 2 Shares)*
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West SecureFoundation® Balanced Fund (Investor Class Shares)
The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab OneSource Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
If you acquired your Contract before May 1, 2019, certain features described in this Prospectus may not be available under your existing Contract. If you are interested in a feature that is not available, please contact the Retirement Resource Operations Center at the toll free number below for more information.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2020 (as may be amended from time to time), which has been filed with the SEC and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
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Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Schwab OneSource Choice Variable Annuity Structure
Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Funds – Interests in Sub-Account(s) designated for the Income Segment.
•	Great-West Conservative Profile Fund – Investor Class Shares
•	Great-West Moderate Profile Fund – Investor Class Shares
•	Great-West Moderately-Conservative Profile Fund – Investor Class Shares
•	Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•	Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Eligible Designated Beneficiary (EDB) -- is a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the owner. A beneficiary’s status as an EDB is determined on the date of the owner’s death.
Excess Withdrawal – An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee and the M&E Charge shall not be treated as a Distribution or Excess Withdrawal for this purpose.
GAW Payment Date – The GAW Payment Date is the day of the month on which Installments are paid.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed before May 1, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW%

applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2020 please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of such Income Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Calculation – The calculation used to determine the GAW% based on the age of the Covered Person(s) on the Initial Installment Date and dependent on the age(s) of the joint or single Covered Person(s).
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of such Investment Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase your Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – A permissible Contract ownership type that may be elected by a natural person Beneficiary only upon the death of the original Owner. This type of annuity Contract is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. The “Beneficial Owner” for a Contract held as a Non-Qualified Stretch Annuity is the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the original Contract Owner, and may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A “Successor Beneficiary”(defined below) may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner, and cannot be a non-natural entity.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus, as well as on the SEC’s website
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(www.sec.gov) by searching with File Number 333-194043. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2020, please refer to the Rate Sheet Supplement attached to your prospectus at the time you signed the application to purchase your Contract.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Restricted Beneficiary Payout Option – a Beneficiary payout option that may be selected at Contract issue or later, available by endorsement to this Contract and providing that an Owner can pre-select the amount and form of payout option for any given Beneficiary.
Retirement Resource Operations Center – You may write to us at our administrative office at P.O. Box 173920, Denver, CO 80217-3920; call us toll free at (800) 838-0650; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Valuation Date – The date on which the net asset value of each Portfolio is determined, which is the end of each day that the New York Stock Exchange is open for regular business.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.65%
Option 2: Guaranteed Minimum Death Benefit	0.85%
Maximum Total Series Account Annual Expenses (with the most expensive death benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.85%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum) based on Covered Fund Value (for Contract applications signed before May 1, 2017) and on current Benefit Base (for Contract applications signed on or after May 1, 2017)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	1.00%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.03%	2.63%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH GREAT-WEST.

[1]	The Covered Funds are “funds of funds” that invest substantially all of their assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, each Covered Fund also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Covered Funds as a result of their investment in shares of one or more Underlying Portfolios.
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Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses. The maximum fees used for these Examples have not changed since inception.
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$330.00	$1,016.00	$1,734.00	$3,638.00
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$307.00	$939.00	$1,595.00	$3,344.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 1.00% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$279.00	$855.00	$1,456.00	$3,075.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$271.00	$837.00	$1,436.00	$3,053.00
These Examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab OneSource Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Funds in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
You may also purchase the Schwab OneSource Choice Variable Annuity through a 1035 Exchange of another insurance contract through a rollover from certain qualified plans or IRAs , or as a beneficiary of an Inherited IRA.
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Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Choice Variable Annuity.
Right of Cancellation Period
Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West within 10 days (or the period of time required by state law) after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the right of cancellation period. Upon cancellation, we will refund your Annuity Account Value plus fees and charges as of the date we receive your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance of the Portfolios you selected, which means that you bear the investment risk during this period.
For more information regarding the Right of Cancellation Period, see “Right of Cancellation,” below. For California residents age 60 and over, see “Right of Cancellation Period—California Residents Age 60 and Over,” below.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. All material state variations to the Contract and GLWB Rider are disclosed in the attached Appendix C, as well as state variations to the right of cancellation. It is also important that you read and retain your Contract, riders, amendments and endorsements.
Guaranteed Lifetime Withdrawal Benefit Rider Option
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.
Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2020, please refer to the Rate Sheet Supplement attached to the Prospectus when you signed the application to purchase your Contract.
All guarantees are subject to Great-West’s financial strength and claims paying ability.
Payout Options
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The Schwab OneSource Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%.
This summary highlights some of the more significant aspects of the Schwab OneSource Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Funds do not make payments under the GLWB Rider.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by Great-West or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
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The Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts, terminate, substitute or discontinue existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of each of the Covered Funds available under the Income Segment:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
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AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Global Fund (Series I Shares) - seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)* - seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I Shares) - seeks capital appreciation.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares)* - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Bond Fund (Class 2 Shares) - seeks to provide as high a level of current income as is consistent with the preservation of capital.
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American Funds IS Capital World Bond Fund (formerly American Funds IS Global Bond Fund) (Class 2 Shares) - seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BNY Mellon Investment Portfolios (formerly Dreyfus Investment Portfolios) – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon IP MidCap Stock Portfolio (formerly Dreyfus IP MidCap Stock Portfolio) (Initial Shares)* - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Variable Investment Fund (formerly Dreyfus Variable Investment Fund) – advised by BNY Mellon Investment Adviser, Inc. (formerly The Dreyfus Corporation).
BNY Mellon VIF Appreciation Portfolio (formerly Dreyfus VIF Appreciation Portfolio) (Initial Shares)* - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
BNY Mellon VIF Growth and Income Portfolio (formerly Dreyfus VIF Growth and Income Portfolio) (Initial Shares)* - seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Value Series (Standard Class Shares) - seeks long-term capital appreciation.
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Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
DWS Global Small Cap VIP (Class A Shares)* - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS CROCI® U.S. VIP (Class A Shares)* - seeks a high rate of total return.
DWS Small Mid Cap Growth VIP (Class A Shares)* - seeks long-term capital appreciation.
DWS Small Mid Cap Value VIP (Class A Shares)* - seeks long-term capital appreciation.
Federated Hermes Insurance Series (formerly Federated Insurance Series) – advised by Federated Investment Management Company
Federated Hermes Fund for U.S. Government Securities II (formerly Federated Fund for U.S. Government Securities II) - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares)* - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)* - seeks long-term growth of capital.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
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Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP International Core Equity (Class II Shares)* - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
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Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (formerly Janus Henderson Global Technology Portfolio) (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares) - seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares) - seeks a high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares)* - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT II International Intrinsic Value Portfolio (formerly MFS® VIT II International Value Portfolio) (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
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Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)* - seeks growth of capital.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Bond VCT Portfolio (Class I Shares) - seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)* - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Income Fund (Class IA Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
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Putnam VT Multi-Cap Core Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IA Shares) - seeks capital appreciation.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund* - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund* - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Emerging Markets Bond Fund (formerly VanEck VIP Unconstrained Emerging Markets Bond Fund) (Initial Class Shares)* - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Opportunity Fund (Class 2 Shares)* - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
The investment objectives of the Covered Funds available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
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Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Investor Class Shares) - seeks long-term capital appreciation and income.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit https://schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios that are not affiliated with us, and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab OneSource Choice Variable Annuity has a cash value of at least $5,000. You may also purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $5,000.
The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
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If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return the amounts discussed below as of the Transaction Date the Request for cancellation is received.
In states that require us to return Annuity Account Value if you cancel your Contract, initial Contributions will be allocated to the Sub-Accounts you select in your application. In those states, we will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
In states that require us to return Contributions if you cancel your Contract, we will return the greater of Annuity Account Value plus fees and charges or the amount of Contributions received as of the Transaction Date the Request for cancellation is received plus fees and charges. After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
Right of Cancellation Period—California Residents Age 60 and Over
If you are a California resident age 60 or older when your Contract is issued, you have a 30-day right to cancel your Contract and you must instruct us whether you want to receive a return of your Contribution(s) or a return of Annuity Account Value on exercising the right of cancellation. Your choice will affect how we allocate your Contribution(s) during the 30-day period. You may cancel your Contract within 30 days of the date you received it and receive a refund by delivering a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West. If you deliver the Request by US mail, it must be postmarked prior to the expiration of the right of cancellation period.
If you choose a return of Contribution(s), we will allocate your entire initial Contribution and any subsequent Contributions made during the 30-day period to the Great-West Government Money Market Fund. If you choose to exercise your right of cancellation using this option, you will receive a refund equal to the greater of (i) your Contribution(s) plus fees and charges (less any withdrawals taken) and (ii) your Annuity Account Value plus any fees and charges (less withdrawals taken). We will refund the amount to you within 30 days from the date we receive your Request to cancel.
If you choose to allocate your initial Contribution or any subsequent Contributions to Portfolios other than the Great- West Government Money Market Fund during the 30-day right of cancellation period, cancellation will entitle you to a refund of your Annuity Account Value plus any fees and charges (less withdrawals taken), which may be higher or lower than your Contribution(s) depending on the investment performance of the Portfolios you selected. We will refund the amount to you within 30 days of our receipt of your Request to cancel.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
In your Contract, the right of cancellation period is also referred to as the “right to examine.”
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
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We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at https://schwab.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:
•	the amounts being transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
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Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges
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(including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
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If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time. Also, any dollar cost averaging Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resource Operations Center to make alternate arrangements.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
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Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time. Also, any Rebalancer Transfers into a Sub-Account that has been eliminated or closed to new contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resources Operation Center to make alternate arrangements.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at https://schwab.retirementpartner.com; however, any full withdrawals or any withdrawal over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
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If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the SEC may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
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You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, on the application, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, distributions, and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.85% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.
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Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any ). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an EDB, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB or over a period not extending beyond the life expectancy of the EDB; and
•	such distributions begin not later than one year after the Owner’s date of death.
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•	See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse EDB to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Restricted Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Restricted Beneficiary Payout Options”). Restricted Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary upon the Owner’s death. You may select Restricted Beneficiary Payout Options at Contract issuance or at a later time.
Restricted Beneficiary Payout Options are only available to Contracts owned by natural persons or Grantor Trusts. Requests for Restricted Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date or Owner’s death. Restricted Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Restricted Beneficiary Payout Options.
Restricted Beneficiary Payout Options may not be selected for Contracts owned by Joint Owners unless both Joint Owners request in writing. Restricted Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the Spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Restricted Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Restricted Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Restricted Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Restricted Beneficiary Payout Options.
We reserve the right to modify or cancel any Restricted Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Restricted Beneficiary Payout Options are suitable for your needs.
This feature is available under your existing Contract if you acquired your Contract before May 1, 2019, as well as for new Contracts. If you are interested in the Restricted Beneficiary Payout Options feature, please contact the Retirement Resource Operations Center to elect the endorsement.
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Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
(For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.)
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account;

(2)	If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an EDB is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual EDB may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB; and (b) such distributions begin no later than one year after the Owner’s death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse EDB to begin substantially equal installments no later than one year after the Owner’s date of death or if the non-Spouse Beneficiary is not an EDB, then the entire amount must be distrusted with ten years of the Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
If the Annuitant dies after December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an EDB may be distributed to the EDB in substantially equal installments over the life or the life expectancy of the EDB provided the EDB makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an EDB, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
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Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant died on or before December 31, 2019 and after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner/Annuitant dies after December 31, 2019 and after the Annuity Commencement Date, any benefit payable to an EDB must be distributed to the EDB in substantially equal installments over the life or life expectancy of the EDB, provided the EDB makes such election and such distributions begin no later than one year after the Owner/Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death. If the Beneficiary is not an EDB, the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
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Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
(For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.)
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.
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Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. Ownership may later be changed to a Grantor Trust after Contract issuance. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued to a Grantor Trust, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
Non-Grantor Trust Owned Annuity
We will issue the Contract to Non-Grantor Trusts. Ownership may later be changed to a Non-Grantor Trust by endorsement after Contract issuance. Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. We will issue this Contract only to a Non-Grantor Trust that holds the Contract as agent for a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Also, if a Non-Grantor Trust owns the Contract, then the Owner will at all times be the Beneficiary. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust. A Non-Grantor Trust cannot own a Qualified Contract.
A Non-Grantor Trust owned annuity is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Grantor Trust endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Non-Qualified Stretch Annuities
A Contract may be acquired as a Non-Qualified Stretch Annuity, only by a natural person beneficiary of a non-qualified annuity contract (the “Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of the owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
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Non-Qualified Stretch Annuity ownership is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Qualified Stretch Annuity endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Inherited IRAs
The Contract may only be acquired by a natural person beneficiary of the original contract upon the original owner’s death. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to an Income Strategy. You should consult with a qualified tax professional before acquiring the Contract as an inherited IRA.
Inherited IRA annuity ownership is available for existing Contracts acquired before May 1, 2019, as well as for new Contracts. If you are interested in owning the Contract as an Inherited IRA, please contact the Retirement Resource Operations Center to discuss availability by exchange of your Contract.
Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•	Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
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Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
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While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which
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the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the Distribution of Death Benefit section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
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Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194043.
All guarantees are subject to the claims paying ability of Great-West.
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GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in any Covered Funds in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Segment Account Value to the Covered Funds on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Funds. The current Guarantee Benefit Fee is 1.00% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality and persistency. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Funds in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Funds
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Funds actually perform or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Funds may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Funds’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer
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assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as dollar cost averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements. Also, see the sections “Addition, Deletion or Substitution of Sub-Accounts” and “Dollar Cost Averaging,” below.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Funds. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Funds in the Income Segment on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
In the event that Great-West requires a Transfer from a Covered Fund as a result of such Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.
Subsequent Contributions to Your Covered Funds
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Funds in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see each Covered Fund prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
We reserve the right to reject additional GLWB Rider Contributions at any time for any reason (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
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Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.
It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Funds to any Investment Segment Portfolio. The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of the GLWB Rider, then you will be prohibited from making any Transfers into the GLWB Rider for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
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Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Funds
Neither the Guarantee Benefit Fee nor the M&E Charge shall be treated as an Excess Withdrawal.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Restricted Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered
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Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.
To calculate the GAW for applications signed on or after May 1, 2020, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. For Contracts signed before May 1, 2020, see the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”. Unless otherwise requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of GAW Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the Guaranteed Annual Withdrawal
(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
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Scenario #1: 66 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 5.00%
GAW = $4,000 ($80,000 x 5.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:
(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
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Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Reset of the GAW% During the GAW Phase
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
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Numerical Example When Reset is Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Portfolio Sub-Account, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
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If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the surviving Covered Person/Beneficiary becomes the sole Owner, then he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
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Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner makes a Request for a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
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Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the current Contract will be maintained and a new Contract will be issued to the former Spouse, with the Owner and the former Spouse each being a Covered Person under his/her own Contract. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as each respective Spouses’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
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In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate automatically upon the earliest of:
(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
(c)	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
(d)	the date there is no longer a Covered Person under the GLWB Rider;
(e)	the date the Contract is terminated;
(f)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(g)	the Annuity Commencement Date, if no Installments have been taken; or
(h)	In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, the date a Non-Qualified Annuity Contract and Rider are assigned to a new Owner if the Covered Person(s) is/are changed.
If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
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We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity”, such as a Non-Grantor Trust will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
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This rule also does not apply where:
•	The Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions that may be applicable, including those related to COVID-19, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
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•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Funds or the Portfolios, we expect that the Covered Funds and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
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Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.	The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days, and
2.	Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Restricted Beneficiary Payout Options chosen by the Owner. See “Restricted Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal
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relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code, as detailed below.
If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund Value.
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the
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calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:
(a)	a single sum payment;
(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner dies after December 31, 2019, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an EDB and makes an election to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to an EDB, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the EDB commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)	If the EDB is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72.
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3)	If the EDB is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the EDB’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company funds this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.51% of average daily Series Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and the broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
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If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To cease offering existing variable annuity payout options or offer other variable annuity options.
•	To cease accepting Contributions at any time for any reason.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
•	To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) cyber-attacks and similar incidents
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or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks and similar incidents or events affecting us, the Portfolios, intermediaries and other affiliated or third-party service providersor business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release, loss and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties , litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Portfolios or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
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The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding;
•	financial statements; and
•	historical guaranteed annual withdrawal percentages.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	13.15	14.02	11.86	10.73	10.62	10.00
Value at end of period	16.18	13.15	14.02	11.86	10.73	10.62
Number of accumulation units outstanding at end of period	65,135	65,269	63,321	62,364	54,756	37,351
AB VPS LARGE CAP GROWTH
Value at beginning of period	16.64	16.10	12.05	12.00	10.00
Value at end of period	22.60	16.64	16.10	12.05	12.00
Number of accumulation units outstanding at end of period	72,239	63,430	46,424	15,175	12,624
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	11.58	13.71	12.20	9.82	10.45	10.00
Value at end of period	13.81	11.58	13.71	12.20	9.82	10.45
Number of accumulation units outstanding at end of period	6,061	9,483	15,714	11,884	7,482	3,643
ALGER CAPITAL APPRECIATION
Value at beginning of period	12.91	13.01	10.00	10.00
Value at end of period	17.13	12.91	13.01	10.00
Number of accumulation units outstanding at end of period	65,358	73,944	15,432	6,343
ALGER LARGE CAP GROWTH
Value at beginning of period	13.80	13.59	10.64	10.80	10.69	10.00
Value at end of period	17.47	13.80	13.59	10.64	10.80	10.69
Number of accumulation units outstanding at end of period	53,131	68,411	76,660	31,232	33,733	2,221
ALGER MID CAP GROWTH
Value at beginning of period	12.30	13.38	10.38	10.34	10.00
Value at end of period	15.92	12.30	13.38	10.38	10.34
Number of accumulation units outstanding at end of period	1,365	1,365	1,365	1,365	1,365
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	11.50	13.19	10.58	10.00
Value at end of period	16.04	11.50	13.19	10.58
Number of accumulation units outstanding at end of period	7,671	9,828	6,647	473
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.66	12.20	10.78	10.14	10.48	10.00
Value at end of period	13.88	11.66	12.20	10.78	10.14	10.48
Number of accumulation units outstanding at end of period	766,560	514,782	378,903	228,503	95,412	21,497
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	12.52	13.53	11.30	10.02	10.69	10.00
Value at end of period	15.41	12.52	13.53	11.30	10.02	10.69
Number of accumulation units outstanding at end of period	77,242	67,710	43,381	65,920	26,965	21,513
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	9.63	11.44	8.77	9.35	9.33	10.00
Value at end of period	12.29	9.63	11.44	8.77	9.35	9.33
Number of accumulation units outstanding at end of period	49,280	54,502	42,160	40,905	9,968	1,992
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.47	14.42	13.02	10.68	10.92	10.00
Value at end of period	15.99	12.47	14.42	13.02	10.68	10.92
Number of accumulation units outstanding at end of period	66,869	54,196	44,557	40,534	36,351	12,692
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.90	13.80	12.20	10.19	10.68	10.00
Value at end of period	15.02	11.90	13.80	12.20	10.19	10.68
Number of accumulation units outstanding at end of period	62,124	41,027	56,377	71,238	32,004	10,811
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	9.47	10.00

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Value at end of period	11.84	9.47
Number of accumulation units outstanding at end of period	147,504	18,063
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	11.38	13.32	10.36	10.00
Value at end of period	14.60	11.38	13.32	10.36
Number of accumulation units outstanding at end of period	83,168	78,696	30,255	98
BLACKROCK 60/40 TARGET ALLOCATION ETF VI
Value at beginning of period	10.00
Value at end of period	10.79
Number of accumulation units outstanding at end of period	9,714
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.55	11.46	10.13	9.80	9.93	10.00
Value at end of period	12.37	10.55	11.46	10.13	9.80	9.93
Number of accumulation units outstanding at end of period	179,936	184,895	117,220	47,281	38,986	7,653
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	11.52	13.72	11.97	10.44	10.75	10.00
Value at end of period	13.76	11.52	13.72	11.97	10.44	10.75
Number of accumulation units outstanding at end of period	44,696	49,064	34,841	17,323	21,236	21,419
BNY MELLON VIF APPRECIATION
Value at beginning of period	12.56	13.57	10.73	10.01	10.33	10.00
Value at end of period	16.98	12.56	13.57	10.73	10.01	10.33
Number of accumulation units outstanding at end of period	26,702	26,702	26,702	28,347	28,495	14,671
BNY MELLON VIF GROWTH AND INCOME
Value at beginning of period	13.25	13.99	11.76	10.76	10.66	10.00
Value at end of period	17.00	13.25	13.99	11.76	10.76	10.66
Number of accumulation units outstanding at end of period	72,205	69,305	72,519	32,227	33,143	16,147
CLEARBRIDGE VARIABLE LARGE CAP PORTFOLIO
Value at beginning of period	9.55	10.00
Value at end of period	12.54	9.55
Number of accumulation units outstanding at end of period	50,227	40,829
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.78	12.40	11.06	10.00
Value at end of period	14.24	10.78	12.40	11.06
Number of accumulation units outstanding at end of period	5,771	7,725	5,977	2,638
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.78	12.43	10.07	9.58
Value at end of period	16.11	12.78	12.43	10.07
Number of accumulation units outstanding at end of period	23,953	28,119	12,113	1,495
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
Value at beginning of period	12.71	13.34	10.50	10.00
Value at end of period	17.11	12.71	13.34	10.50
Number of accumulation units outstanding at end of period	19,878	16,733	13,484	13,962
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	18.16	19.96	14.89	12.59	11.54	10.00
Value at end of period	27.95	18.16	19.96	14.89	12.59	11.54
Number of accumulation units outstanding at end of period	52,434	26,142	29,002	9,128	8,422	8,003
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
Value at beginning of period	11.41	14.04	12.39	9.40	10.10	10.00
Value at end of period	13.72	11.41	14.04	12.39	9.40	10.10
Number of accumulation units outstanding at end of period	17,731	17,473	20,317	20,395	14,994	963
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.01	11.97	8.57	7.57	8.91	10.00
Value at end of period	12.20	10.01	11.97	8.57	7.57	8.91
Number of accumulation units outstanding at end of period	41,876	43,123	57,217	27,527	16,785	3,576

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	8.26	10.00
Value at end of period	9.79	8.26
Number of accumulation units outstanding at end of period	0	17,965
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.50	13.90	12.48	9.56	10.26	10.00
Value at end of period	14.64	11.50	13.90	12.48	9.56	10.26
Number of accumulation units outstanding at end of period	45,401	40,637	36,504	26,036	24,993	2,336
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	13.15	15.06	12.78	11.87	11.11	10.00
Value at end of period	16.93	13.15	15.06	12.78	11.87	11.11
Number of accumulation units outstanding at end of period	68,431	41,090	35,130	36,232	22,023	6,609
DELAWARE VIP VALUE SERIES
Value at beginning of period	10.67	11.04	10.00
Value at end of period	12.72	10.67	11.04
Number of accumulation units outstanding at end of period	17,518	27,371	2,520
DWS CAPITAL GROWTH VIP
Value at beginning of period	15.12	15.47	12.33	11.90	11.03	10.00
Value at end of period	20.61	15.12	15.47	12.33	11.90	11.03
Number of accumulation units outstanding at end of period	152,222	133,770	118,443	27,555	67,075	8,151
DWS CORE EQUITY VIP
Value at beginning of period	14.01	14.95	12.44	11.33	10.84	10.00
Value at end of period	18.14	14.01	14.95	12.44	11.33	10.84
Number of accumulation units outstanding at end of period	1,160,083	122,152	48,728	33,979	38,779	25,459
DWS CROCI® U.S. VIP
Value at beginning of period	10.00	11.25	9.21	9.70	10.48	10.00
Value at end of period	13.21	10.00	11.25	9.21	9.70	10.48
Number of accumulation units outstanding at end of period	6,039	6,039	7,104	8,235	11,081	2,769
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	9.12	11.55	9.69	9.60	9.55	10.00
Value at end of period	10.99	9.12	11.55	9.69	9.60	9.55
Number of accumulation units outstanding at end of period	20,835	31,468	31,349	10,022	4,011	700
DWS SMALL CAP INDEX VIP
Value at beginning of period	12.10	13.72	12.08	10.05	10.60	10.00
Value at end of period	15.05	12.10	13.72	12.08	10.05	10.60
Number of accumulation units outstanding at end of period	429,741	290,714	171,692	75,047	43,357	26,132
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	11.95	13.92	11.47	10.59	10.75	10.00
Value at end of period	14.54	11.95	13.92	11.47	10.59	10.75
Number of accumulation units outstanding at end of period	27,445	25,906	7,585	6,261	2,485	1,646
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	10.67	12.78	11.64	10.02	10.29	10.00
Value at end of period	12.88	10.67	12.78	11.64	10.02	10.29
Number of accumulation units outstanding at end of period	7,137	8,229	8,615	6,672	8,061	459
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.32	10.34	10.21	10.11	10.13	10.00
Value at end of period	10.85	10.32	10.34	10.21	10.11	10.13
Number of accumulation units outstanding at end of period	89,574	116,917	102,078	85,950	33,784	3,641
FRANKLIN SMALL CAP VALUE VIP FUND
Value at beginning of period	11.27	13.02	11.84	9.16	9.95	10.00
Value at end of period	14.15	11.27	13.02	11.84	9.16	9.95
Number of accumulation units outstanding at end of period	37,435	43,644	39,109	31,102	5,317	966
GOLDMANS SACHS VIT MULTI-STRATEGY ALERNATIVES
Value at beginning of period	9.83	10.63	10.15
Value at end of period	10.62	9.83	10.63

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	7,754	7,152	73
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	8.98	10.00
Value at end of period	11.25	8.98
Number of accumulation units outstanding at end of period	2,431	1,974
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.16	10.00
Value at end of period	10.91	10.16
Number of accumulation units outstanding at end of period	230,363	73,004
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	9.70	10.00
Value at end of period	10.75	9.70
Number of accumulation units outstanding at end of period	141,271	124,240
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	51,184
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	11.14	13.02	12.26
Value at end of period	12.97	11.14	13.02
Number of accumulation units outstanding at end of period	5,527	5,268	4,870
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	9.52	10.00
Value at end of period	11.01	9.52
Number of accumulation units outstanding at end of period	81,762	61,746
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	9.44	10.00
Value at end of period	11.07	9.44
Number of accumulation units outstanding at end of period	26,853	10,507
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	9.33	10.00
Value at end of period	11.13	9.33
Number of accumulation units outstanding at end of period	13,574	7,139
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	9.22	10.00
Value at end of period	11.19	9.22
Number of accumulation units outstanding at end of period	7,256	7,256
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	9.12
Value at end of period	11.22
Number of accumulation units outstanding at end of period	1,771
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	9.03
Value at end of period	11.20
Number of accumulation units outstanding at end of period	0
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	11.59	13.30	11.44
Value at end of period	13.87	11.59	13.30
Number of accumulation units outstanding at end of period	15,330	17,152	8,274
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	9.39	10.00
Value at end of period	10.97	9.39
Number of accumulation units outstanding at end of period	491,367	297,184
GREAT-WEST MOODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	9.25	10.00

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Value at end of period	11.06	9.25
Number of accumulation units outstanding at end of period	104,539	8,074
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	9.54	10.00
Value at end of period	10.85	9.54
Number of accumulation units outstanding at end of period	142,136	12,984
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.56	10.97	10.39	10.00
Value at end of period	11.72	10.56	10.97	10.39
Number of accumulation units outstanding at end of period	267,954	132,325	93,227	1,959
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.57
Number of accumulation units outstanding at end of period	22,603
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	11.52	12.25	10.91	10.10	10.24	10.00
Value at end of period	13.48	11.52	12.25	10.91	10.10	10.24
Number of accumulation units outstanding at end of period	11,692,443	12,064,400	11,684,655	10,315,490	6,333,536	1,533,824
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	10.93	11.26	10.00
Value at end of period	14.25	10.93	11.26
Number of accumulation units outstanding at end of period	73,208	68,005	5,262
INVESCO OPPENHEIMER V.I. GLOBAL FUND
Value at beginning of period	11.88	13.78	10.15	10.20	10.00
Value at end of period	15.56	11.88	13.78	10.15	10.20
Number of accumulation units outstanding at end of period	90,360	108,026	91,079	32,404	65,454
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	9.03	11.28	8.99	9.25	9.00	10.00
Value at end of period	11.54	9.03	11.28	8.99	9.25	9.00
Number of accumulation units outstanding at end of period	99,881	108,742	76,567	49,476	52,393	25,149
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
Value at beginning of period	12.11	13.59	11.99	10.22	10.93	10.00
Value at end of period	15.22	12.11	13.59	11.99	10.22	10.93
Number of accumulation units outstanding at end of period	40,839	61,324	39,839	14,696	51,287	2,365
INVESCO VI COMSTOCK
Value at beginning of period	11.67	13.37	11.42	9.80	10.49	10.00
Value at end of period	14.52	11.67	13.37	11.42	9.80	10.49
Number of accumulation units outstanding at end of period	18,860	18,740	12,788	6,983	9,511	3,652
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	11.85	13.77	12.13	10.20	10.00
Value at end of period	14.74	11.85	13.77	12.13	10.20
Number of accumulation units outstanding at end of period	29,541	27,961	18,672	10,328	4,202
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.50	10.94	10.35	9.37	9.74	10.00
Value at end of period	11.84	10.50	10.94	10.35	9.37	9.74
Number of accumulation units outstanding at end of period	48,339	43,105	13,435	13,293	12,817	886
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.49	11.23	9.19	9.29	9.58	10.00
Value at end of period	12.12	9.49	11.23	9.19	9.29	9.58
Number of accumulation units outstanding at end of period	112,858	105,751	89,572	62,548	51,090	5,498
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.52	12.47	11.01	9.89	10.00
Value at end of period	13.24	10.52	12.47	11.01	9.89
Number of accumulation units outstanding at end of period	30,514	33,272	26,599	21,429	18,432
INVESCO V.I. TECHNOLOGY

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Value at beginning of period	14.80	14.96	11.15	11.30	10.65	10.00
Value at end of period	19.98	14.80	14.96	11.15	11.30	10.65
Number of accumulation units outstanding at end of period	3,528	8,729	10,313	10,313	15,231	5,201
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	9.02	11.05	9.03	8.99	10.00
Value at end of period	10.64	9.02	11.05	9.03	8.99
Number of accumulation units outstanding at end of period	40,330	40,586	34,592	8,557	195
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.57	12.60	10.73	10.36	10.38	10.00
Value at end of period	15.27	12.57	12.60	10.73	10.36	10.38
Number of accumulation units outstanding at end of period	3,556,776	2,696,792	1,982,308	1,222,569	827,177	159,650
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.20	10.40	10.13	9.97	10.04	10.00
Value at end of period	11.07	10.20	10.40	10.13	9.97	10.04
Number of accumulation units outstanding at end of period	153,243	151,757	127,284	122,236	132,294	34,939
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	11.85	12.81	10.15	10.01	10.31	10.00
Value at end of period	15.19	11.85	12.81	10.15	10.01	10.31
Number of accumulation units outstanding at end of period	250,608	187,149	40,719	20,959	18,260	7,971
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.25	18.20	12.64	11.18	10.00
Value at end of period	26.26	18.25	18.20	12.64	11.18
Number of accumulation units outstanding at end of period	70,620	59,740	36,148	2,158	12,482
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	12.23	13.98	12.21	10.22	10.00
Value at end of period	15.14	12.23	13.98	12.21	10.22
Number of accumulation units outstanding at end of period	34,076	32,984	35,107	24,915	22,902
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	8.73	10.79	8.50	7.08	8.92	10.00
Value at end of period	10.25	8.73	10.79	8.50	7.08	8.92
Number of accumulation units outstanding at end of period	74,119	74,932	68,319	64,016	51,520	7,300
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.81	13.42	10.62	10.12	10.70	10.00
Value at end of period	17.36	12.81	13.42	10.62	10.12	10.70
Number of accumulation units outstanding at end of period	21,565	21,499	15,460	6,651	30,252	1,755
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	10.89
Number of accumulation units outstanding at end of period	8,795
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	11.86	13.23	10.50	10.18	9.63	10.00
Value at end of period	14.81	11.86	13.23	10.50	10.18	9.63
Number of accumulation units outstanding at end of period	236,652	217,222	166,352	124,898	117,882	6,964
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	2,942
MFS VIT III MID CAP VALUE
Value at beginning of period	9.62	10.94	10.00
Value at end of period	12.53	9.62	10.94
Number of accumulation units outstanding at end of period	30,409	22,890	4,672
MFS VIT UTILITIES
Value at beginning of period	10.71	10.69	9.40	8.50	10.04	10.00
Value at end of period	13.27	10.71	10.69	9.40	8.50	10.04
Number of accumulation units outstanding at end of period	74,143	28,621	19,267	4,278	5,580	5,514

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	10.97	13.07	11.31	9.81
Value at end of period	12.70	10.97	13.07	11.31
Number of accumulation units outstanding at end of period	2,949	2,779	587	0
NVIT MID CAP INDEX
Value at beginning of period	12.25	13.95	12.15	10.19	10.55	10.00
Value at end of period	15.27	12.25	13.95	12.15	10.19	10.55
Number of accumulation units outstanding at end of period	188,130	164,178	131,578	89,183	51,053	34,583
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.42	6.35	6.26	5.47	10.00
Value at end of period	6.00	5.42	6.35	6.26	5.47
Number of accumulation units outstanding at end of period	38,466	34,857	13,445	5,902	5,420
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	9.78	10.34	10.00
Value at end of period	11.15	9.78	10.34
Number of accumulation units outstanding at end of period	17,030	20,069	4,528
PIMCO VIT HIGH YIELD
Value at beginning of period	11.08	11.45	10.81	9.68	9.90	10.00
Value at end of period	12.63	11.08	11.45	10.81	9.68	9.90
Number of accumulation units outstanding at end of period	169,432	145,880	140,851	85,073	36,194	7,642
PIMCO VIT LOW DURATION
Value at beginning of period	10.01	10.04	9.97	9.90	9.93	10.00
Value at end of period	10.35	10.01	10.04	9.97	9.90	9.93
Number of accumulation units outstanding at end of period	578,040	557,059	375,585	241,104	153,228	11,705
PIMCO VIT REAL RETURN
Value at beginning of period	10.01	10.30	10.00	10.00
Value at end of period	10.78	10.01	10.30	10.00
Number of accumulation units outstanding at end of period	39,021	35,561	14,228	3,713
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.56	10.69	10.26	10.05	10.07	10.00
Value at end of period	11.37	10.56	10.69	10.26	10.05	10.07
Number of accumulation units outstanding at end of period	1,532,567	1,104,026	746,124	331,235	143,628	19,912
PIONEER BOND VCT
Value at beginning of period	10.01
Value at end of period	10.90
Number of accumulation units outstanding at end of period	11,799
PIONEER FUND VCT
Value at beginning of period	13.63	13.93
Value at end of period	17.78	13.63
Number of accumulation units outstanding at end of period	10,517	170
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.29	12.86	11.47	9.93	10.00
Value at end of period	13.09	10.29	12.86	11.47	9.93
Number of accumulation units outstanding at end of period	1,452	1,704	1,851	1,851	1,851
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	13.26	14.27	11.04	10.72	10.00
Value at end of period	17.53	13.26	14.27	11.04	10.72
Number of accumulation units outstanding at end of period	14,898	40,030	4,645	423	423
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.39	13.63	11.55	10.23	10.62	10.00
Value at end of period	16.06	12.39	13.63	11.55	10.23	10.62
Number of accumulation units outstanding at end of period	109,342	83,034	78,842	33,855	46,563	5,225
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.26	12.19	10.61	10.00
Value at end of period	13.14	11.26	12.19	10.61

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	38,894	59,703	27,560	14,136
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.60	12.76	11.14	12.65	11.81	10.00
Value at end of period	16.32	12.60	12.76	11.14	12.65	11.81
Number of accumulation units outstanding at end of period	2,435	2,435	10,105	14,069	14,069	6,438
PUTNAM VT INCOME
Value at beginning of period	10.27	10.30	9.79	9.63	10.00
Value at end of period	11.45	10.27	10.30	9.79	9.63
Number of accumulation units outstanding at end of period	302,284	221,443	43,713	11,977	793
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.12	12.57	9.96	10.00
Value at end of period	12.62	10.12	12.57	9.96
Number of accumulation units outstanding at end of period	49,420	52,741	24,152	2,843
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	9.15	11.15	8.97	8.92	10.00
Value at end of period	10.95	9.15	11.15	8.97	8.92
Number of accumulation units outstanding at end of period	13,328	24,655	19,707	13,511	11,165
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	9.87	10.03	9.90	9.94	10.00
Value at end of period	11.10	9.87	10.03	9.90	9.94
Number of accumulation units outstanding at end of period	24,502	10,011	11,619	2,578	4,216
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	13.22	14.38	11.75	10.53	10.81	10.00
Value at end of period	17.34	13.22	14.38	11.75	10.53	10.81
Number of accumulation units outstanding at end of period	13,465	14,442	19,402	10,413	10,434	966
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	10.15	12.72	11.84	9.32
Value at end of period	12.56	10.15	12.72	11.84
Number of accumulation units outstanding at end of period	1,696	1,680	2,897	1,470
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.90	9.82	9.84	9.90	9.96	10.00
Value at end of period	10.02	9.90	9.82	9.84	9.90	9.96
Number of accumulation units outstanding at end of period	2,335,798	1,461,757	921,689	814,993	508,018	927,209
SCHWAB S&P 500 INDEX
Value at beginning of period	13.83	14.56	12.04	10.85	10.79	10.00
Value at end of period	18.06	13.83	14.56	12.04	10.85	10.79
Number of accumulation units outstanding at end of period	5,703,424	4,511,992	3,022,264	1,874,129	1,153,990	261,618
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.37	15.33	12.12	13.67	12.23	10.00
Value at end of period	19.64	15.37	15.33	12.12	13.67	12.23
Number of accumulation units outstanding at end of period	52,386	53,989	34,477	35,314	39,956	25,099
TEMPLETON FOREIGN VIP
Value at beginning of period	8.29	9.87	8.52	8.00	8.61	10.00
Value at end of period	9.27	8.29	9.87	8.52	8.00	8.61
Number of accumulation units outstanding at end of period	58,694	60,226	63,784	59,772	48,503	15,060
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.83	9.71	9.59	9.37	9.86	10.00
Value at end of period	9.96	9.83	9.71	9.59	9.37	9.86
Number of accumulation units outstanding at end of period	75,208	81,543	63,152	24,862	29,068	15,249
TOUCHSTONE VST BOND FUND
Value at beginning of period	9.78	10.03	9.74	9.72	9.92	10.00
Value at end of period	10.73	9.78	10.03	9.74	9.72	9.92
Number of accumulation units outstanding at end of period	67,126	77,258	66,524	66,344	66,062	6,143
TOUCHSTONE VST COMMON STOCK FUND
Value at beginning of period	12.98	14.21	11.77	10.65	10.70	10.00

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014
Value at end of period	16.58	12.98	14.21	11.77	10.65	10.70
Number of accumulation units outstanding at end of period	10,520	11,815	13,648	5,238	9,474	5,541
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
Value at beginning of period	12.81	14.01	12.41	11.04	10.90	10.00
Value at end of period	16.20	12.81	14.01	12.41	11.04	10.90
Number of accumulation units outstanding at end of period	2,800	2,904	2,869	3,106	1,973	1,290
TOUCHSTONE VST SMALL COMPANY FUND
Value at beginning of period	13.36	14.61	12.34	10.34	10.54	10.00
Value at end of period	16.11	13.36	14.61	12.34	10.34	10.54
Number of accumulation units outstanding at end of period	46,391	51,865	35,621	32,475	25,221	12,813
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.89	6.88	7.07	4.96	10.00
Value at end of period	5.42	4.89	6.88	7.07	4.96
Number of accumulation units outstanding at end of period	18,270	19,848	20,304	7,500	0
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.86	9.50	8.52	8.06	10.00
Value at end of period	9.91	8.86	9.50	8.52	8.06
Number of accumulation units outstanding at end of period	3,032	3,059	5,486	3,174	108
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	13.20	14.29	11.14	10.42	10.64	10.00
Value at end of period	18.23	13.20	14.29	11.14	10.42	10.64
Number of accumulation units outstanding at end of period	51,839	44,746	38,675	40,226	40,875	6,542
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	14.02	14.07	10.53	10.54	10.47	10.00
Value at end of period	19.09	14.02	14.07	10.53	10.54	10.47
Number of accumulation units outstanding at end of period	12,779	7,126	4,689	4,283	4,419	2,648
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	12.48	13.53	11.31	10.14	10.00
Value at end of period	16.30	12.48	13.53	11.31	10.14
Number of accumulation units outstanding at end of period	4,006	4,795	4,795	5,766	7,028

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	13.03	13.92	11.80	10.70	10.61	10.00
Value at end of period	16.00	13.03	13.92	11.80	10.70	10.61
Number of accumulation units outstanding at end of period	11,442	11,438	16,132	22,986	17,713	10,087
AB VPS LARGE CAP GROWTH
Value at beginning of period	16.49	15.99	11.99	11.96	10.00
Value at end of period	22.35	16.49	15.99	11.99	11.96
Number of accumulation units outstanding at end of period	13,012	23,764	22,519	7,032	13,496
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	11.47	13.62	12.14	9.79	10.00
Value at end of period	13.66	11.47	13.62	12.14	9.79
Number of accumulation units outstanding at end of period	1,000	1,000	1,019	1,010	0
ALGER CAPITAL APPRECIATION
Value at beginning of period	12.82	12.94	9.95	9.99
Value at end of period	16.98	12.82	12.94	9.95
Number of accumulation units outstanding at end of period	21,844	21,870	1,314	0
ALGER LARGE CAP GROWTH
Value at beginning of period	13.67	13.49	10.59	10.77	10.68	10.00
Value at end of period	17.27	13.67	13.49	10.59	10.77	10.68
Number of accumulation units outstanding at end of period	1,968	3,339	3,881	11,687	1,161	879
ALGER MID CAP GROWTH
Value at beginning of period	12.19	13.28	10.32	10.31	10.00

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at end of period	15.74	12.19	13.28	10.32	10.31
Number of accumulation units outstanding at end of period	0	0	0	0	0
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	11.44	13.15	10.56	10.00
Value at end of period	15.92	11.44	13.15	10.56
Number of accumulation units outstanding at end of period	2,622	1,227	2,507	0
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.55	12.12	10.73	10.11	10.47	10.00
Value at end of period	13.73	11.55	12.12	10.73	10.11	10.47
Number of accumulation units outstanding at end of period	105,558	94,696	95,459	68,996	55,396	2,135
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	12.40	13.43	11.24	9.99	10.67	10.00
Value at end of period	15.24	12.40	13.43	11.24	9.99	10.67
Number of accumulation units outstanding at end of period	827	827	23,011	11,360	30,340	30,416
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	9.55	11.36	8.73	9.32	9.32	10.00
Value at end of period	12.15	9.55	11.36	8.73	9.32	9.32
Number of accumulation units outstanding at end of period	16,902	18,780	15,648	2,005	6,457	1,761
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.36	14.32	12.96	10.65	10.91	10.00
Value at end of period	15.81	12.36	14.32	12.96	10.65	10.91
Number of accumulation units outstanding at end of period	5,496	5,514	11,315	9,155	7,147	8,604
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.79	13.09	12.14	10.16	10.66	10.00
Value at end of period	14.85	11.79	13.09	12.14	10.16	10.66
Number of accumulation units outstanding at end of period	13,457	12,079	12,489	15,970	26,243	25,749
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	9.46	10.00
Value at end of period	11.80	9.46
Number of accumulation units outstanding at end of period	2,850	19
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	11.32	13.28	10.34	10.00
Value at end of period	14.49	11.32	13.28	10.34
Number of accumulation units outstanding at end of period	8,604	8,924	4,355	860
BLACKROCK 60/40 TARGET ALLOCATION ETF VI
Value at beginning of period	10.00
Value at end of period	10.78
Number of accumulation units outstanding at end of period	0
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.45	11.38	10.08	9.76	9.92	10.00
Value at end of period	12.23	10.45	11.38	10.08	9.76	9.92
Number of accumulation units outstanding at end of period	32,889	64,578	64,863	63,645	55,857	4,410
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	11.42	13.63	11.91	10.40	10.74	10.00
Value at end of period	13.61	11.42	13.63	11.91	10.40	10.74
Number of accumulation units outstanding at end of period	1,130	7,566	7,580	7,943	7,936	12,923
BNY MELLON VIF APPRECIATION
Value at beginning of period	12.45	13.48	10.67	9.98	10.00
Value at end of period	16.80	12.45	13.48	10.67	9.98
Number of accumulation units outstanding at end of period	168	168	168	168	0
BNY MELLON VIF GROWTH AND INCOME
Value at beginning of period	13.13	13.89	11.70	10.73	10.65	10.00
Value at end of period	16.81	13.13	13.89	11.70	10.73	10.65
Number of accumulation units outstanding at end of period	26,072	24,020	26,743	23,184	24,268	11,068
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at beginning of period	9.54	10.00
Value at end of period	12.50	9.54
Number of accumulation units outstanding at end of period	0	0
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.72	12.36	11.05	10.00
Value at end of period	14.13	10.72	12.36	11.05
Number of accumulation units outstanding at end of period	835	1,502	1,539	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.68	12.37	10.04	9.57
Value at end of period	15.96	12.68	12.37	10.04
Number of accumulation units outstanding at end of period	8,673	8,214	0	0
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	12.64	13.30	10.50	10.00
Value at end of period	16.98	12.64	13.30	10.50
Number of accumulation units outstanding at end of period	12,619	0	0	13,962
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	17.99	19.82	14.81	12.55	10.00
Value at end of period	27.64	17.99	19.82	14.81	12.55
Number of accumulation units outstanding at end of period	8,501	8,991	4,754	430	0
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	11.31	13.94	12.33	9.37	10.00
Value at end of period	13.56	11.31	13.94	12.33	9.37
Number of accumulation units outstanding at end of period	1,494	2,138	3,549	516	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	9.92	11.88	8.53	7.55	8.91	10.00
Value at end of period	12.06	9.92	11.88	8.53	7.55	8.91
Number of accumulation units outstanding at end of period	9,267	9,914	11,678	1,450	773	4,188
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	8.24	10.00
Value at end of period	9.75	8.24
Number of accumulation units outstanding at end of period	0	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.39	13.80	12.42	9.53	10.25	10.00
Value at end of period	14.48	11.39	13.80	12.42	9.53	10.25
Number of accumulation units outstanding at end of period	6,118	4,284	5,698	3,221	3,204	4,965
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	13.03	14.95	12.71	11.84	11.10	10.00
Value at end of period	16.75	13.03	14.95	12.71	11.84	11.10
Number of accumulation units outstanding at end of period	2,640	2,764	1,800	844	280	725
DELAWARE VIP VALUE SERIES
Value at beginning of period	10.64	11.03	10.00
Value at end of period	12.65	10.64	11.03
Number of accumulation units outstanding at end of period	1,842	1,825	2,063
DWS CAPITAL GROWTH VIP
Value at beginning of period	14.98	15.36	12.26	11.87	11.02	10.00
Value at end of period	20.38	14.98	15.36	12.26	11.87	11.02
Number of accumulation units outstanding at end of period	30,085	29,367	6,994	15,201	859	11,722
DWS CORE EQUITY VIP
Value at beginning of period	13.88	14.85	12.37	11.30	10.82	10.00
Value at end of period	17.94	13.88	14.85	12.37	11.30	10.82
Number of accumulation units outstanding at end of period	6,137	15,746	16,066	14,204	10,507	9,573
DWS CROCI® U.S. VIP
Value at beginning of period	9.91	11.17	9.16	9.67	10.00
Value at end of period	13.06	9.91	11.17	9.16	9.67

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	0	0	0	0	0
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	9.04	11.47	9.64	9.57	9.54	10.00
Value at end of period	10.87	9.04	11.47	9.64	9.57	9.54
Number of accumulation units outstanding at end of period	6,335	7,613	8,758	8,788	8,303	2,663
DWS SMALL CAP INDEX VIP
Value at beginning of period	11.99	13.62	12.02	10.01	10.59	10.00
Value at end of period	14.89	11.99	13.62	12.02	10.01	10.59
Number of accumulation units outstanding at end of period	45,814	43,857	36,395	36,005	32,857	3,281
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	11.84	13.82	11.41	10.55	10.00
Value at end of period	14.37	11.84	13.82	11.41	10.55
Number of accumulation units outstanding at end of period	4,816	4,785	0	0	0
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	10.57	12.69	11.58	9.99	10.00
Value at end of period	12.73	10.57	12.69	11.58	9.99
Number of accumulation units outstanding at end of period	2,294	2,294	2,294	969	1,205
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
Value at beginning of period	10.22	10.26	10.16	10.08	10.00
Value at end of period	10.73	10.22	10.26	10.16	10.08
Number of accumulation units outstanding at end of period	92,052	91,063	157,749	329,195	315,498
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	11.17	12.93	11.78	9.13	10.00
Value at end of period	13.99	11.17	12.93	11.78	9.13
Number of accumulation units outstanding at end of period	4,179	32	28	607	0
GOLDMANS SACHS VIT MULTI-STRATEGY ALERNATIVES
Value at beginning of period	9.77	10.59	10.14
Value at end of period	10.55	9.77	10.59
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	8.97	10.00
Value at end of period	11.22	8.97
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.15	10.00
Value at end of period	10.88	10.15
Number of accumulation units outstanding at end of period	40,048	31,123
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	9.69	10.00
Value at end of period	10.72	9.69
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.65
Number of accumulation units outstanding at end of period	0
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	11.08	12.97	12.25
Value at end of period	12.88	11.08	12.97
Number of accumulation units outstanding at end of period	364	3,598	0
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	9.50	10.00
Value at end of period	10.97	9.50
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	9.43	10.00

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at end of period	11.03	9.43
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	9.32	10.00
Value at end of period	11.09	9.32
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	9.20	10.00
Value at end of period	11.15	9.20
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	9.10
Value at end of period	11.18
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	9.12
Value at end of period	11.16
Number of accumulation units outstanding at end of period	0
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	11.52	13.25	11.43
Value at end of period	13.77	11.52	13.25
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	9.38	10.00
Value at end of period	10.93	9.38
Number of accumulation units outstanding at end of period	7,260	0
GREAT-WEST MOODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	9.24	10.00
Value at end of period	11.03	9.24
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	9.53	10.00
Value at end of period	10.81	9.53
Number of accumulation units outstanding at end of period	26,544	0
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.50	10.93	10.39	10.00
Value at end of period	11.64	10.50	10.93	10.39
Number of accumulation units outstanding at end of period	18,492	18,878	8,507	1,959
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.56
Number of accumulation units outstanding at end of period	0
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	11.41	12.16	10.86	10.07	10.23	10.00
Value at end of period	13.33	11.41	12.16	10.86	10.07	10.23
Number of accumulation units outstanding at end of period	1,173,354	1,281,008	1,379,753	1,436,215	1,306,018	650,644
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	10.89	11.24	10.00
Value at end of period	14.17	10.89	11.24
Number of accumulation units outstanding at end of period	0	0	0
INVESCO OPPENHEIMER V.I. GLOBAL FUND
Value at beginning of period	11.77	13.68	10.09	10.17	9.87	10.00
Value at end of period	15.39	11.77	13.68	10.09	10.17	9.87
Number of accumulation units outstanding at end of period	6,869	7,868	7,391	2,750	2,750	5,851
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at beginning of period	8.95	11.20	8.95	9.22	8.99	10.00
Value at end of period	11.41	8.95	11.20	8.95	9.22	8.99
Number of accumulation units outstanding at end of period	14,304	12,179	11,748	14,900	12,989	9,531
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
Value at beginning of period	12.00	13.50	11.92	10.19	10.92	10.00
Value at end of period	15.05	12.00	13.50	11.92	10.19	10.92
Number of accumulation units outstanding at end of period	9,350	9,013	11,605	10,566	9,360	2,053
INVESCO VI COMSTOCK
Value at beginning of period	11.56	13.27	11.36	9.77	10.48	10.00
Value at end of period	14.36	11.56	13.27	11.36	9.77	10.48
Number of accumulation units outstanding at end of period	3,650	0	0	0	19,762	28,025
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	11.74	13.67	12.06	10.16	10.00
Value at end of period	14.58	11.74	13.67	12.06	10.16
Number of accumulation units outstanding at end of period	61	74	350	14	0
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.40	10.86	10.30	9.34	10.00
Value at end of period	11.71	10.40	10.86	10.30	9.34
Number of accumulation units outstanding at end of period	6,715	9,327	6,822	6,731	3,545
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.40	11.15	9.14	9.26	9.57	10.00
Value at end of period	11.98	9.40	11.15	9.14	9.26	9.57
Number of accumulation units outstanding at end of period	5,335	4,858	4,870	10,207	11,675	14,223
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.43	12.39	10.95	9.86	10.00
Value at end of period	13.09	10.43	12.39	10.95	9.86
Number of accumulation units outstanding at end of period	728	728	728	728	728
INVESCO V.I. TECHNOLOGY
Value at beginning of period	14.66	14.86	11.09	11.27	10.64	10.00
Value at end of period	19.76	14.66	14.86	11.09	11.27	10.64
Number of accumulation units outstanding at end of period	13,512	13,512	13,512	13,512	19,688	960
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	8.96	10.99	9.00	8.98	10.00
Value at end of period	10.54	8.96	10.99	9.00	8.98
Number of accumulation units outstanding at end of period	6,743	6,265	5,757	1,561	0
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.45	12.51	10.68	10.32	10.37	10.00
Value at end of period	15.10	12.45	12.51	10.68	10.32	10.37
Number of accumulation units outstanding at end of period	765,161	643,778	616,575	545,247	347,990	179,351
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.11	10.33	10.08	9.94	10.03	10.00
Value at end of period	10.95	10.11	10.33	10.08	9.94	10.03
Number of accumulation units outstanding at end of period	62,859	62,607	58,480	48,942	38,988	21,973
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	11.74	12.71	10.09	9.97	10.00
Value at end of period	15.02	11.74	12.71	10.09	9.97
Number of accumulation units outstanding at end of period	15,770	15,676	6,940	6,940	5,940
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.08	18.07	12.58	11.14	10.00
Value at end of period	25.97	18.08	18.07	12.58	11.14
Number of accumulation units outstanding at end of period	22,032	19,840	5,482	36	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	12.12	13.88	12.15	10.19	10.85	10.00
Value at end of period	14.97	12.12	13.88	12.15	10.19	10.85
Number of accumulation units outstanding at end of period	228	215	242	301	274	6,284

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	8.65	10.71	8.45	7.06	8.90	10.00
Value at end of period	10.14	8.65	10.71	8.45	7.06	8.90
Number of accumulation units outstanding at end of period	13,045	13,573	16,315	16,970	16,824	11,110
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.69	13.33	10.56	10.09	10.69	10.00
Value at end of period	17.17	12.69	13.33	10.56	10.09	10.69
Number of accumulation units outstanding at end of period	4,607	6,339	4,518	1,198	616	289
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	10.87
Number of accumulation units outstanding at end of period	282
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	11.75	13.13	10.44	10.14	9.62	10.00
Value at end of period	14.65	11.75	13.13	10.44	10.14	9.62
Number of accumulation units outstanding at end of period	73,498	73,823	70,934	66,064	61,240	11,548
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.00
Value at end of period	10.46
Number of accumulation units outstanding at end of period	0
MFS VIT III MID CAP VALUE
Value at beginning of period	9.59	10.92	10.00
Value at end of period	12.47	9.59	10.92
Number of accumulation units outstanding at end of period	820	860	891
MFS VIT UTILITIES
Value at beginning of period	10.61	10.61	9.35	8.48	10.03	10.00
Value at end of period	13.12	10.61	10.61	9.35	8.48	10.03
Number of accumulation units outstanding at end of period	1,411	1,411	106	0	0	984
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	10.87	12.98	11.25	9.78
Value at end of period	12.55	10.87	12.98	11.25
Number of accumulation units outstanding at end of period	3,953	565	492	27
NVIT MID CAP INDEX
Value at beginning of period	12.14	13.85	12.08	10.16	10.53	10.00
Value at end of period	15.10	12.14	13.85	12.08	10.16	10.53
Number of accumulation units outstanding at end of period	12,535	12,058	13,648	12,768	10,070	1,838
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.37	6.31	6.23	5.45	10.00
Value at end of period	5.93	5.37	6.31	6.23	5.45
Number of accumulation units outstanding at end of period	2,003	2,003	2,003	2,003	2,003
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	9.75	10.32	10.00
Value at end of period	11.10	9.75	10.32
Number of accumulation units outstanding at end of period	0	0	0
PIMCO VIT HIGH YIELD
Value at beginning of period	10.98	11.37	10.76	9.65	9.89	10.00
Value at end of period	12.49	10.98	11.37	10.76	9.65	9.89
Number of accumulation units outstanding at end of period	25,723	24,114	26,287	20,544	16,865	460
PIMCO VIT LOW DURATION
Value at beginning of period	9.92	9.97	9.92	9.87	9.92	10.00
Value at end of period	10.23	9.92	9.97	9.92	9.87	9.92
Number of accumulation units outstanding at end of period	61,183	72,896	114,005	52,480	42,924	26,221
PIMCO VIT REAL RETURN
Value at beginning of period	9.96	10.27	9.99
Value at end of period	10.71	9.96	10.27

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	7,254	7,434	229
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.47	10.61	10.20	10.02	10.06	10.00
Value at end of period	11.25	10.47	10.61	10.20	10.02	10.06
Number of accumulation units outstanding at end of period	123,676	121,593	82,361	67,190	57,048	25,119
PIONEER BOND VCT
Value at beginning of period	10.03
Value at end of period	10.87
Number of accumulation units outstanding at end of period	0
PIONEER FUND VCT
Value at beginning of period	13.50	13.83
Value at end of period	17.58	13.50
Number of accumulation units outstanding at end of period	0	0
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.19	12.77	11.41	9.90	10.66	10.00
Value at end of period	12.95	10.19	12.77	11.41	9.90	10.66
Number of accumulation units outstanding at end of period	261	6,812	6,812	6,812	6,812	477
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	13.14	14.17	10.99	10.68	10.00
Value at end of period	17.33	13.14	14.17	10.99	10.68
Number of accumulation units outstanding at end of period	953	2,718	0	0	0
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.28	13.53	11.49	10.20	10.61	10.00
Value at end of period	15.88	12.28	13.53	11.49	10.20	10.61
Number of accumulation units outstanding at end of period	41,543	41,667	44,650	44,792	57,936	31,741
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.20	12.15	10.60	10.00
Value at end of period	13.04	11.20	12.15	10.60
Number of accumulation units outstanding at end of period	23,495	23,495	0	0
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.49	12.67	11.08	12.61	11.80	10.00
Value at end of period	16.13	12.49	12.67	11.08	12.61	11.80
Number of accumulation units outstanding at end of period	0	0	0	1,625	2,557	867
PUTNAM VT INCOME
Value at beginning of period	10.19	10.24	9.75	9.62	10.00
Value at end of period	11.35	10.19	10.24	9.75	9.62
Number of accumulation units outstanding at end of period	13,240	18,808	8,202	7,551	6,704
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.07	12.52	9.95	10.00
Value at end of period	12.53	10.07	12.52	9.95
Number of accumulation units outstanding at end of period	1,301	0	0	0
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	9.08	11.09	8.94	8.90	10.00
Value at end of period	10.85	9.08	11.09	8.94	8.90
Number of accumulation units outstanding at end of period	1,082	0	0	0	0
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	9.78	9.95	9.85	9.91	10.06	10.00
Value at end of period	10.98	9.78	9.95	9.85	9.91	10.06
Number of accumulation units outstanding at end of period	77,193	77,193	158,659	317,318	317,318	462
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	13.10	14.27	11.69	10.49	10.80	10.00
Value at end of period	17.15	13.10	14.27	11.69	10.49	10.80
Number of accumulation units outstanding at end of period	9,021	6,825	5,976	6,098	12,778	23,108
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	10.07	12.65	11.80	9.31

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at end of period	12.44	10.07	12.65	11.80
Number of accumulation units outstanding at end of period	831	739	101	23
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.81	9.75	9.79	9.87	9.95	10.00
Value at end of period	9.91	9.81	9.75	9.79	9.87	9.95
Number of accumulation units outstanding at end of period	397,988	74,865	61,202	71,119	45,325	189,971
SCHWAB S&P 500 INDEX
Value at beginning of period	13.70	14.46	11.98	10.82	10.78	10.00
Value at end of period	17.86	13.70	14.46	11.98	10.82	10.78
Number of accumulation units outstanding at end of period	643,420	538,511	437,684	359,629	345,393	70,252
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.22	15.22	12.06	13.62	12.22	10.00
Value at end of period	19.42	15.22	15.22	12.06	13.62	12.22
Number of accumulation units outstanding at end of period	10,474	12,132	11,175	10,706	4,595	22,629
TEMPLETON FOREIGN VIP
Value at beginning of period	8.22	9.80	8.47	7.97	8.60	10.00
Value at end of period	9.17	8.22	9.80	8.47	7.97	8.60
Number of accumulation units outstanding at end of period	2,610	13,216	13,216	13,216	13,216	13,904
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.74	9.64	9.54	9.34	9.85	10.00
Value at end of period	9.85	9.74	9.64	9.54	9.34	9.85
Number of accumulation units outstanding at end of period	28,180	32,224	34,480	29,916	28,455	8,786
TOUCHSTONE VST BOND FUND
Value at beginning of period	9.69	9.96	9.69	9.69	9.90	10.00
Value at end of period	10.61	9.69	9.96	9.69	9.69	9.90
Number of accumulation units outstanding at end of period	39,748	60,826	102,280	183,513	181,953	32,980
TOUCHSTONE VST COMMON STOCK FUND
Value at beginning of period	12.86	14.11	11.71	10.61	10.68	10.00
Value at end of period	16.40	12.86	14.11	11.71	10.61	10.68
Number of accumulation units outstanding at end of period	1,591	1,591	1,613	0	0	943
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
Value at beginning of period	12.69	13.91	12.34	11.00	10.00
Value at end of period	16.02	12.69	13.91	12.34	11.00
Number of accumulation units outstanding at end of period	1,836	1,796	1,898	2,173	2,173
TOUCHSTONE VST SMALL COMPANY FUND
Value at beginning of period	13.24	14.51	12.28	10.30	10.53	10.00
Value at end of period	15.93	13.24	14.51	12.28	10.30	10.53
Number of accumulation units outstanding at end of period	18,508	21,600	20,222	15,325	14,867	2,099
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.85	6.83	7.03	4.94	10.00
Value at end of period	5.36	4.85	6.83	7.03	4.94
Number of accumulation units outstanding at end of period	10,384	10,384	10,384	10,249	10,248
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	8.78	9.43	8.48	8.03	9.32	10.00
Value at end of period	9.80	8.78	9.43	8.48	8.03	9.32
Number of accumulation units outstanding at end of period	933	1,483	1,483	1,483	273	733
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	13.08	14.19	11.08	10.38	10.00
Value at end of period	18.03	13.08	14.19	11.08	10.38
Number of accumulation units outstanding at end of period	0	2,901	2,901	0	0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	13.89	13.97	10.47	10.51	10.00
Value at end of period	18.88	13.89	13.97	10.47	10.51
Number of accumulation units outstanding at end of period	33,796	35,596	33,906	33,892	33,878
WELLS FARGO ADVANTAGE VT OPPORTUNITY

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014
Value at beginning of period	12.37	13.43	11.25	10.11	10.52	10.00
Value at end of period	16.12	12.37	13.43	11.25	10.11	10.52
Number of accumulation units outstanding at end of period	3,522	3,522	3,522	3,522	3,522	3,522

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

Appendix C - State Variations to the Contract and GLWB Rider
The following chart discloses all material state variations to the Contract and GLWB Rider, as well as state variations to the right of cancellation provisions:
*Please note that the CA, FL, GA, and NV contract term, ‘Surrender Value,’ is equivalent to Annuity Account Value under the Contract.
STATE	CONTRACT	GLWB RIDER
CA if the Contract Owner is age 60 years and older	RIGHT TO CANCEL
(If Contract Owner is age 60 years or over):
This policy may be returned within 30 days from the date you received it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the policy’s account value on the day the policy is received by the insurance company or agent who sold you this policy, which could be less than the premium you paid for the policy, plus any policy fee paid.
CA, FL, GA, and NV	RIGHT TO CANCEL
(Including CA if Owner is not age 60 years or over):
You have a 30 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus Premium Tax and other taxes and any fees or charges deducted from the premiums or imposed under the Contract.

SECTION 3: CONTRIBUTIONS
3.03 ALLOCATION OF CONTRIBUTIONS
If the application is complete, the initial Contribution will be applied within two Business Days of receipt at the Retirement Resource Operations Center. During the right-to-cancel period all Contributions will first be allocated to the money market Sub-Account unless the Owner directs that premium be invested in a stock or bond portfolio. Contributions allocated to the money market Sub Account will remain there until the next Transaction Date following the end of the right-to-cancel period. On that date, the Annuity Account Value held in the money market Sub-Account will be allocated to the Sub-Accounts selected by the Owner. During the right-to-cancel period, the Owner may change the allocations to the Sub-Accounts. Any changes made during the right-to-cancel period will take effect after the right-to-cancel period has expired After the right-to-cancel period, subsequent Contributions will be allocated to the Annuity Account in the proportion	SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.

Provisions requiring Rider termination upon a change of ownership have been deleted.
C-1

STATE	CONTRACT	GLWB RIDER
Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
CT-Variations to the Contract and GLWB Rider are only applicable to Contracts and Riders issued prior to 4/6/18	2.03 ASSIGNMENT Provisions restricting assignment of the GLWB Riders are not applicable in CT.	SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.

Provisions requiring Rider termination upon a change of ownership have been deleted.
MT	Front Cover: Right To Cancel:
There is a 10 day right to cancel. If this Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

6.01 PAYMENT OF DEATH BENEFIT (4th paragraph):
When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

8.13 CONFORMITY WITH MONTANA STATUTES
The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.
ND	Front Cover: Right To Cancel:
There is a 20 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction
C-2

STATE	CONTRACT	GLWB RIDER
Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.
SD	Front Cover: Right To Cancel:
There is a 10 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.
MATERIAL STATE VARIATIONS TO CONTRACT ENDORSEMENTS:
STATE	NON-GRANTOR TRUST ENDORSEMENT	RESTRICTED BENEFICIARY ENDORSEMENT
CA	TERMINATION:
This Endorsement will terminate,
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. for Qualified Annuity Contracts, the date there is any change of ownership under the Contract from a Non- Grantor Trust to a natural person, or
5. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership under the Contract from a Non-Grantor Trust to a natural person.	3. For Qualified Annuity Contracts, assignment of the Contract, or transfer of Ownership while the Owner is still alive, will result in termination of this Endorsement and cancellation of all Restricted Beneficiary Payout Options. For Non-Qualified Annuity Contracts, assignment of the Contract, or transfer of Ownership while the Owner is still alive, will not result in termination of this Endorsement and cancellation of all Restricted Beneficiary Payout Options unless by Request of the Owner.

TERMINATION:
This Restricted Beneficiary Payout Option Endorsement will terminate:
1. on termination or surrender of the Contract;
2 .for Qualified Annuity Contracts, upon transfer of Ownership or assignment of the Contract;
3. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership or assignment of the Contract.
4. on the Annuity Commencement Date; or
5. on cancellation or revocation of any Restricted Beneficiary Payout Options elected by the Owner prior to death.
C-3

Appendix D - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% from the Rate Sheet Supplements applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”
CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2017 and April 30, 2018.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018 AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2018 and April 30, 2019.
D-1

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2019 AND APRIL 30, 2020:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2019 and April 30, 2020.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 74	Age 75-79+	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70-74	Age 75-79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
Important Note for all applications signed between January 1, 2017, and April 30, 2018: As noted in your Prospectus and GLWB Rider, GAWs and Joint GAWs are calculated by multiplying the GAW% (or Joint GAW%) by your Benefit Base. Accordingly, for all Rate Sheet Supplements applicable to Contract applications signed between January 1, 2017 and April 30, 2018, the GAW% Tables and Joint GAW% Tables should reflect “% of Benefit Base” (rather than “% of Covered Fund Value”) as disclosed in the Prospectus and stated in your GLWB Rider.
D-2

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
Individual Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2020, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2020
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by the Company or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Retirement Resource Operations Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series
1

Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as eperts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, and is a member of the Financial Industry Regulatory Authority (“FINRA”). Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five (85).
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
Foreign Account Tax Compliance Act (“FATCA”)
We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities
2

provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

AUDITED FINANCIAL REPORT

* 6 8 3 2 2 2 0 1 9 2 2 0 0 0 1 0 0 *

Great-West Life & Annuity

Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

1

2

Deloitte & Touche LLP 1601 Wewatta Street Suite 400

Denver, CO 80202-3942

USA

Tel: 1 303 292 5400

Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

Opinion on the Statutory-basis financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company (the "Company") (a wholly-owned subsidiary of GWL&A Financial Inc.), as of December 31, 2019 and 2018, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "statutory-basis financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory-basis financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Basis for Opinion

These statutory-basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory-basis financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the

PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory-basis financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, the accompanying statutory-basis financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the Company's auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Admitted assets:
Cash and invested assets:
Bonds	$13,803,525	$20,654,118
Common stock	144,888	131,883
Mortgage loans (net of allowances of $745 and $746)	2,692,690	4,206,865
Real estate occupied by the company	43,283	37,555
Real estate held for the production of income	1,365	1,407
Contract loans	3,995,291	4,122,637
Cash, cash equivalents and short-term investments	818,328	229,003
Securities lending collateral assets	303,282	45,102
Other invested assets	402,891	606,787

Total cash and invested assets	22,205,543	30,035,357
Investment income due and accrued	192,278	284,303
Premiums deferred and uncollected	15,199	25,795
Reinsurance recoverable	37,806	8,090
Current federal income taxes recoverable	44,457	71,875
Deferred income taxes	97,203	150,497
Due from parent, subsidiaries and affiliates	63,595	50,107
Other assets	490,832	504,571
Assets from separate accounts	25,634,438	24,654,916

Total admitted assets	$48,781,351	$55,785,511

See notes to statutory financial statements.		Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$19,638,498	$27,501,121
Aggregate reserves for accident and health policies	—	276,762
Liability for deposit-type contracts	60,296	189,895
Life and accident and health policy and contract claims	44,258	123,705
Provision for policyholders' dividends	24,111	31,184
Liability for premiums received in advance	2	13,926
Liability for contract deposit funds	—	150,981
Unearned investment income	59	622
Asset valuation reserve	194,032	204,393
Interest maintenance reserve	(2,006)	50,674
Due to parent, subsidiaries and affiliates	77,613	41,735
Commercial paper	99,900	98,859
Payable under securities lending agreements	303,282	45,102
Repurchase agreements	—	664,650
Other liabilities	1,265,123	410,076
Liabilities from separate accounts	25,634,428	24,654,907

Total liabilities	47,339,596	54,458,592
Commitments and contingencies (see Note 20)
Capital and surplus:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value; 50,000,000 shares authorized; 7,320,176 shares issued and outstanding	7,320	7,320
Surplus notes	395,811	591,699
Gross paid in and contributed surplus	714,300	710,271
Unassigned funds	324,324	17,629

Total capital and surplus	1,441,755	1,326,919
Total liabilities, capital and surplus	$48,781,351	$55,785,511
See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Income:

Premium income and annuity consideration	$(5,366,421)	$7,592,609	$5,270,518
Net investment income	1,099,451	1,307,387	1,266,963
Amortization of interest maintenance reserve	8,280	24,863	22,045
Commission and expense allowances on reinsurance ceded	265,105	5,211	31,582
Fee income from separate accounts	101,629	160,573	160,280
Reserve adjustment on reinsurance ceded	(592,883)	(1,975,763)	(490,424)
Miscellaneous income	267,637	250,272	220,204

Total income	(4,217,202)	7,365,152	6,481,168
Expenses:
Death benefits	204,509	380,057	276,519
Annuity benefits	155,286	228,530	203,679
Disability benefits and benefits under accident and health policies	17,762	41,719	44,208
Surrender benefits	4,403,521	5,895,938	4,992,338
(Decrease) increase in aggregate reserves for life and accident and health policies
and contracts	(8,139,385)	917,510	915,763
Other benefits	6,208	10,528	12,032

Total benefits	(3,352,099)	7,474,282	6,444,539
Commissions	162,942	196,489	199,814
Other insurance expenses	496,310	488,250	522,610
Net transfers from separate accounts	(1,328,143)	(1,112,465)	(944,644)
Interest maintenance reserve release on reinsurance ceded	(512,033)	—	—

Total benefit and expenses	(4,533,023)	7,046,556	6,222,319
Net gain from operations before dividends to policyholders, federal income	315,821	318,596	258,849
taxes and realized capital gains (losses)
Dividends to policyholders	23,461	31,276	38,782
Net gain from operations after dividends to policyholders and before federal

income taxes and net realized capital gains (losses)	292,360	287,320	220,067
Federal income tax (benefit) expense	(98,467)	(17,604)	50,584

Net gain from operations before net realized capital gains (losses)	390,827	304,924	169,483
Net realized capital (losses) gains less capital gains tax and transfers to interest	(8,022)	10,576	535
maintenance reserve
Net income	$382,805	$315,500	$170,018

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Capital and surplus, beginning of year	$1,326,919	$1,129,509	$1,053,333

Net income	382,805	315,500	170,018
Dividends to stockholder	(639,801)	(152,295)	(145,301)
Change in net unrealized capital gains (losses), net of income taxes	57,398	(11,491)	(17,021)
Change in minimum pension liability, net of income taxes	(4,209)	3,824	2,459
Change in asset valuation reserve	10,360	(846)	(18,503)
Change in non-admitted assets	92,424	28,921	96,814
Change in net deferred income taxes	(129,400)	(40,732)	(110,528)
Change in liability for reinsurance in unauthorized companies	—	—	2
Capital paid-in	—	—	27
Surplus paid-in	4,029	4,093	86,480
Change in surplus as a result of reinsurance	537,566	—	—
Change in capital and surplus as a result of separate accounts	(428)	(208)	(211)
Change in unrealized foreign exchange capital (losses) gains	(20)	(1,125)	(88)
Change in surplus notes	(195,888)	51,769	12,028

Net change in capital and surplus for the year	114,836	197,410	76,176
Capital and surplus, end of year	$1,441,755	$1,326,919	$1,129,509

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,
	2019	2018	2017
Operating activities:

Premium income, net of reinsurance	$3,654,066	$5,352,630	$5,208,527
Investment income received, net of investment expenses paid	962,732	1,136,338	1,111,282
Other miscellaneous expense received (paid)	577,059	160,008	(77,825)
Benefit and loss related payments, net of reinsurance	(4,542,350)	(6,417,233)	(5,393,966)
Net transfers from separate accounts	1,375,094	1,097,423	909,388
Commissions, other expenses and taxes paid	(526,161)	(644,838)	(669,995)
Dividends paid to policyholders	(30,537)	(38,959)	(46,583)
Federal income taxes received (paid), net	5,267	(38,241)	(15,138)

Net cash provided by operating activities	1,475,170	607,128	1,025,690
Investing activities:

Proceeds from investments sold, matured or repaid:
Bonds	2,430,562	3,351,579	5,719,282
Stocks	19,187	3,704	14,597
Mortgage loans	343,441	357,545	399,982
Other invested assets	19,597	25,233	14,614
Net gains on cash, cash equivalents and short-term investments	5	—	(1)
Miscellaneous proceeds	24,100	22,212	—
Cost of investments acquired:
Bonds	(2,770,357)	(3,398,701)	(6,023,940)
Stocks	(3,585)	(38,742)	(99)
Mortgage loans	(114,542)	(697,245)	(844,304)
Real estate	(9,052)	(4,319)	(2,980)
Other invested assets	(46,617)	(36,870)	(31,194)
Miscellaneous applications	—	(39,654)	(67,286)
Net change in contract loans and premium notes	(3,120)	(1,355)	(12,161)
Net cash used in investing activities	(110,381)	(456,613)	(833,490)
Financing and miscellaneous activities:

Surplus notes	(195,000)	51,410	12,000
Capital and paid in surplus	3,130	3,325	84,944
Deposit-type contract withdrawals, net of deposits	(5,399)	(18,908)	(21,673)
Dividends to stockholder	(639,801)	(152,295)	(145,301)
Funds borrowed (repaid), net	1,041	(1,027)	2,348
Other	60,135	(45,670)	(69,344)

Net cash used in financing and miscellaneous activities	(775,894)	(163,165)	(137,026)
Net increase (decrease) in cash, cash equivalents and short-term investments and	588,895	(12,650)	55,174
restricted cash

Cash, cash equivalents and short-term investments and restricted cash:
Beginning of year	229,434	242,084	186,910

End of year	$818,329	$229,434	$242,084

The cash, cash equivalents and short-term investments and restricted cash balance at December 31, 2019 includes

$1 of restricted cash which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

Year Ended December 31,

	2019		2018	2017
Non-cash investing and financing transactions during the year:
Share-based compensation expense		$899	$768	$1,563
Fair value of assets acquired in settlement of bonds		—	28,815	9,659
Non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the Protective transaction.
See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC ("Lifeco U.S.") and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance ("Division").

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the "Protective transaction"), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company ("Protective") who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP"), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company's statutory financial statements as compared to NAIC SAP or the Division's prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant of these differences are as follows:

•Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•As prescribed by the NAIC, the asset valuation reserve ("AVR") is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•As prescribed by the NAIC, the interest maintenance reserve ("IMR") consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•As prescribed by the NAIC, an other-than-temporary impairment ("OTTI") is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non- credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in "Unrealized losses and OTTI" in the notes to the statutory financial statements.

•Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

(losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced ("TBA") securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•The excess of the cost of acquiring an entity over the Company's share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. Under GAAP, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite- lived intangible assets are amortized over their estimated useful lives under GAAP.

•Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•The policyholder's share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•Comprehensive income and its components are not presented in the statutory financial statements.

•The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•For statutory accounting purposes, the gain from the Protective transaction, net of income taxes, is initially reported as a change in capital and surplus as a result of reinsurance and subsequently recognized in net income as the net-of-tax profits emerge on the reinsured block business. Under GAAP, the gain is included in net income.

The preparation of financial statements in conformity with statutory accounting principles requires the Company's management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management's risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company's allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management's periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring ("TDR"). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share ("NAV") as a practical expedient to fair value or the equity method of accounting with changes in these values recognized in unassigned surplus in the period of change. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity's operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity's operations.

•Common stocks, other than stocks of subsidiaries, are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

•Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short- term investments. Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company's behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or re-pledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•The Company's OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;

•Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•The length of time for which the estimated fair value has been below cost;

•Downgrade of a bond investment by a credit rating agency;

•Deterioration of the financial condition of the issuer;

•The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and

•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company's Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three- level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company's assets and liabilities have been categorized based upon the following fair value hierarchy:

•Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

•Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker's inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company's securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross- currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company's over-the-counter ("OTC") derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company's guaranteed lifetime withdrawal benefit ("GLWB") liability, (b) hedge the economic effect of a large increase in interest rates on the Company's general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company's exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain "embedded" derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company's adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2019, 2018, and 2017.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms. At December 31, 2018, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 8% equity and 92% fixed income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default ("in process of foreclosure"), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner's Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company's estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving ("PBR") as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company's financial statements.

In 2018, the Statutory Accounting Principles Working Group adopted, as final, a new SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, and a corresponding Issue Paper No. 159, Special Accounting for Limited Derivatives. The new SSAP, which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees, was adopted with an effective date of January 1, 2020, with early adoption permitted as of January 1, 2019. The adoption of this standard did not have a material effect on the Company's financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial

					statement
Description	Related party	2019	2018	2017	line

Provides corporate support service	Insurance affiliates:	$ (23,958)	$(15,522)	$(14,610)	Other
	Great-West Life & Annuity Insurance				insurance
	Company of New York ("GWL&A				benefits and
	NY")(1),The Canada Life Assurance Company				expenses
	("CLAC")(2) and Great-West Life Assurance
	Company ("Great-West Life")(2)

	Non-insurance affiliates:	(151,179)	(142,424)	(113,504)
	Empower Retirement, LLC ("Empower")(1),
	Advised Assets Group, LLC ("AAG")(1),
	Great-West Capital Management, LLC
	("GWCM")(1), Great-West Trust Company,
	LLC ("GWTC")(1), GWFS Equities, Inc.
	("GWFS")(1),Great-West Financial Retirement
	Plan Services ("Great-West RPS")(1) Emjay,
	Inc.(1)and MAM Holding Inc. (2)
	Total	(175,137)	(157,946)	(128,114)
Receives corporate support services	Insurance affiliates:	2,183	1,711	1,966	Other
	CLAC(1) and Great-West Life(1)				insurance
					benefits and
	Non-insurance affiliates:	3,392	3,381	3,128
					expenses
	Putnam(2) and Great West Global(2)
	Total	5,575	5,092	5,094
Provides marketing, distribution and	Non-insurance affiliate:	172,702	198,976	202,880	Other
administrative services to certain	GWFS(1)				income
underlying funds and/or mutual
funds

Provides record-keeping services	Non-insurance affiliates:	45,101	38,200	30,517	Other
	GWTC(1)				income
	Non-insurance related party:	61,194	65,281	65,743
	Great-West Funds(4)
	Total	106,295	103,481	96,260

Receives record-keeping services	Insurance affiliate:	(2,328)	(2,551)	(2,423)	Other
	GWL&A NY(1)				income

	Non-insurance affiliates:	(388,302)	(342,803)	(316,923)
	Empower(1) and GWTC(1)
	Total	(390,630)	(345,354)	(319,346)
Receives custodial services	Non-insurance affiliate:	(13,526)	(12,410)	(11,854)	Other
	GWTC(1)				income
Receives reimbursement from tax	Non-insurance affiliate:	9,733	9,140	9,611	Other
sharing indemnification related to	Putnam Investments LLC ("Putnam")(3)				income
state and local tax liabilities

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

(4)An open-end management investment company, a related party of GWL&A

The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company's separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2019, 2018 and 2017, these purchases totaled $224,708, $169,857 and $292,774

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $288,076 and $284,278 at December 31, 2019 and 2018, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $15,546 and $32,018 at December 31, 2019 and 2018, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
GWFS(1)	On account	On demand	$34,625	$34,394
CLAC(2)	On account	On demand	11,630	—
GWTC(1)	On account	On demand	7,807	5,489
AAG(1)	On account	On demand	5,141	3,088
GWCM(1)	On account	On demand	1,610	1,367
GWL&A NY(1)	On account	On demand	1,470	—
Great-West RPS(1)	On account	On demand	700	324
GWSC(1)	On account	On demand	509	1,418
Putnam(3)	On account	On demand	103	4,027
Total			$63,595	$50,107

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
Empower	On account	On demand	$76,024	$35,385
CLAC(2)	On account	On demand	917	4,032
Putnam(3)	On account	On demand	—	770
Other related party payables	On account	On demand	672	1,548

Total			$77,613	$41,735

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

Included in current federal income taxes recoverable at December 31, 2019 and 2018 is $45,900 and $72,188, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company received/(paid) cash payments of $2,727, ($42,577) and $171 from its subsidiary, GWSC, in 2019, 2018 and 2017 respectively, for the utilization of GWSC's operating loss carryforward amounts under the terms of its tax sharing agreement. Additionally, during the years ended December 31, 2019, 2018 and 2017, the Company received interest income of $2,085, $2,527 and $3,044, respectively, from GWSC relating to the tax sharing agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680, respectively, from its subsidiaries, the largest being $42,000 from AAG. During the year ended December 31, 2017, the Company received dividends and return of capital of $82,500 and $1,150,000, respectively, from its subsidiaries, the largest being $35,000 from Empower.

During the years ended December 31, 2019 and 2018, the Company paid cash dividends to GWL&A Financial in the amounts of $639,801 and $152,295, respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets Investments in bonds consist of the following:

		December 31, 2019

	Book/adjusted	Gross unrealized	Gross unrealized
	carrying value	gains	losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522
U.S. states, territories and possessions	656,713	85,867	—	742,580
Political subdivisions of states and territories	204,355	18,098	—	222,453
Special revenue and special assessments	—	—	—	—
Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933
Parent, subsidiaries and affiliates	10,810	—	—	10,810
Hybrid securities	165,032	147	14,831	150,348
Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764
		December 31, 2018

	Book/adjusted	Gross unrealized	Gross unrealized
	carrying value	gains	losses	Fair value

U.S. government	$6,306	$926	$22	$7,210
U.S. states, territories and possessions	1,025,470	91,508	672	1,116,306
Political subdivisions of states and territories	842,211	63,945	2,034	904,122
Special revenue and special assessments	687	4	—	691
Industrial and miscellaneous	12,849,382	237,900	321,254	12,766,028
Parent, subsidiaries and affiliates	15,102	—	—	15,102
Hybrid securities	234,411	77	31,209	203,279
Loan-backed and structured securities	5,680,549	91,517	96,761	5,675,305

Total bonds	$20,654,118	$485,877	$451,952	$20,688,043

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	December 31, 2019

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$1,053,930	$1,065,718
Due after one year through five years	3,370,602	3,501,754
Due after five years through ten years	3,969,600	4,226,424
Due after ten years	1,204,726	1,346,011
Loan-backed and structured securities	4,720,976	4,786,163

Total bonds	$14,319,834	$14,926,070

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,

	2019	2018	2017
Consideration from sales	$18,741,779	$12,788,008	$17,492,392
Gross realized gains from sales	511,103	32,672	34,506
Gross realized losses from sales	46,129	30,960	56,354

The proceeds from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

			December 31, 2019
	Less than twelve months		Twelve months or longer		Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

Industrial and miscellaneous	$435,115	$2,113	$620,988	$36,363	$1,056,103	$38,476
Hybrid securities	12,402	93	116,868	14,739	129,270	14,832
Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471
Total number of securities in an
unrealized loss position		95		102		197

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

			December 31, 2018

	Less than twelve months		Twelve months or longer		Total
		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

U.S. government	$116	$4	$818	$19	$934	$23
U.S. states, territories and possessions	42,429	360	11,365	312	53,794	672
Political subdivisions of states and territories	103,774	1,115	28,604	919	132,378	2,034
Industrial and miscellaneous	6,334,837	235,993	2,763,614	201,312	9,098,451	437,305
Hybrid securities	104,167	13,710	88,517	17,498	192,684	31,208
Loan-backed and structured securities	2,462,938	46,794	1,568,844	53,417	4,031,782	100,211

Total bonds	$9,048,261	$297,976	$4,461,762	$273,477	$13,510,023	$571,453
Total number of securities in an

unrealized loss position		815		475		1,290

Bonds - Total unrealized losses and OTTI decreased by $503,982, or 88%, from December 31, 2018 to December 31, 2019. The decrease in unrealized losses was across all asset classes and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2019 compared to December 31, 2018, as well as a reduction in bonds with unrealized losses as a result of disposals associated with the Protective transaction. See Note 1 and Note 9 for further discussion of the Protective transaction.

Total unrealized losses greater than twelve months decreased by $212,579 from December 31, 2018 to December 31, 2019. Industrial and miscellaneous account for 60%, or $36,363, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 16%, or $9,796, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. Of the $9,796 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 95% or $9,277 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 21% and 19% of total invested assets at December 31, 2019 and 2018, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association ("ISDA") Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $68,046 and $36,177 as of December 31, 2019 and 2018, respectively. The Company had pledged collateral related to these derivatives of $5,022 and $0 as of December 31, 2019 and 2018, respectively,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2019 the fair value of assets that could be required to settle the derivatives in a net liability position was $63,024.

At December 31, 2019 and 2018, the Company had pledged $5,022 and $30,220, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $71,130 and $71,280 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2019 and 2018, the Company had pledged U.S. Treasury bills in the amount of $2,331 and $8,197, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company's OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

		December 31, 2019

		Net
	Notional	book/adjusted
	amount	carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$22,300	$—	$8,385
Cross-currency swaps	880,490	35,372	38,370

Total derivatives designated as hedges	902,790	35,372	46,755
Derivatives not designated as hedges:
Interest rate swaps	933,930	2,078	1,487
Futures on equity indices	6,890	545	(17)
Interest rate futures	22,600	1,786	2
Interest rate swaptions	186,550	20	20
Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934
Total cash flow hedges, and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1)The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2)The fair value includes accrued income and expense.

		December 31, 2018

		Net
	Notional	book/adjusted
	amount	carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$22,300	$—	$6,248
Cross-currency swaps	886,018	55,808	39,109

Total cash flow hedges	908,318	55,808	45,357
Derivatives not designated as hedges:
Interest rate swaps	636,500	(13,645)	(12,775)
Futures on equity indices	137,829	5,920	(786)
Interest rate futures	53,000	2,276	37
Interest rate swaptions	194,330	173	173
Cross-currency swaps	573,703	26,208	24,945

Total derivatives not designated as hedges	1,595,362	20,932	11,594
Total cash flow hedges and derivatives not designated as hedges	$2,503,680	$76,740	$56,951

(1)The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2)The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

Net unrealized gain (loss) on derivatives

recognized in surplus

	Year Ended December 31,
	2019	2018	2017
Derivatives not designated as hedging instruments:
Interest rate swaps	$13,954	$(8,039)	$130
Interest rate swaptions	123	198	(54)
Futures on equity indices	(241)	297	(363)
Interest rate futures	(132)	159	48
Cross-currency swaps	(8,396)	32,525	(39,021)

Total	$5,308	$25,140	$(39,260)

Securities lending

Securities with a cost or amortized cost of $296,583 and $47,218, and estimated fair values of $297,018 and $43,425 were on loan under the program at December 31, 2019 and 2018, respectively.

The following table summarizes securities on loan by category:

December 31,	December 31,

2019
Book/adjusted
carrying value	Fair value
2018
Book/adjusted
carrying value	Fair value
Hybrid securities	$2,224	$2,028	$—	$—
Industrial and miscellaneous	15,734	16,365	47,218	43,425
U.S. government	278,625	278,625	—	—

	$296,583	$297,018	$47,218	$43,425

The Company's securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $303,282 and $45,102 as collateral at December 31, 2019 and 2018, respectively. This cash was reinvested into money markets and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Dollar repurchase agreements

There were no dollar repurchase agreements open at December 31, 2019.

Dollar repurchase agreements with a book/adjusted carrying value of $688,765 at December 31, 2018, was included with bonds in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. At December 31, 2018, the obligation of $664,650 to repurchase the agreements at a later date was recorded in repurchase agreements liabilities. The following table summarizes the securities underlying the dollar repurchase agreements at December 31, 2018:

		December 31, 2018

Issuer	Book/adjusted	Fair value	Maturity
	carrying value

FHLMC	$66,283	$64,754	1/1/2034
FHLMC	482,628	471,162	1/1/2049
FNMA	35,506	34,925	1/1/2034
FNMA	104,348	101,971	1/1/2049

Total	$688,765	$672,812

The cash collateral of $664,791 related to the dollar repurchase agreement program at December 31, 2018 was primarily reinvested into investment grade corporate securities with a book/adjusted carrying value of $664,791 and fair value of $657,553, with maturities greater than 3 years.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $3,300 and $11,200 at December 31, 2019 and December 31, 2018, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company's behalf was $3,366 and $11,424 at December 31, 2019 and December 31, 2018, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

						December 31, 2019

			Gross (Admitted & Non-admitted) Restricted									Percentage
	Total		G/A	Total	S/A Assets		Total			Total		Gross	Admitted
				Separate								(Admitted &	Restricted
	General	Supporting		Account	Supporting		From			Non-	Total	Non-	to Total
Restricted Asset	Account		S/A	(S/A)	G/A		Prior	Increase/		admitted	Admitted	admitted)	Admitted
Category:	(G/A)		Activity	Restricted	Activity	Total	Year	(Decrease)	Restricted Restricted			Restricted to	Assets
Collateral held
under security
lending	$303,282	$	— $	— $	— $	303,282	$45,102	$258,180	$	— $	303,282	0.62%	0.62%
arrangements
Subject to reverse
repurchase
agreements	3,300		—	—	—	3,300	11,200	(7,900)		—	3,300	0.01%	0.01%
Subject to dollar
repurchase
agreements	—		—	—	—	—	688,765	(688,765)		—	—	0.00%	0.00%
On deposit with	4,294		—	—	—	4,294	4,443	(149)		—	4,294	0.01%	0.01%
states
On deposit with
other regulatory	579		—	—	—	579	603	(24)		—	579	0.00%	0.00%
bodies

Pledged as
collateral not
captured in other
categories:
Futures margin	2,330		—	—	—	2,330	8,197	(5,867)		—	2,330	0.01%	0.01%
deposits
Other collateral	—		—	—	—	—	5,320	(5,320)		—	—	0.00%	0.00%
Derivative cash	5,022		—	—	—	5,022	30,220	(25,198)		—	5,022	0.01%	0.01%
collateral
Other restricted	1,218		—	—	—	1,218	1,259	(41)		—	1,218	0.00%	0.00%
assets
Total Restricted
	$320,025	$	— $	— $	— $	320,025	$795,109	$(475,084)	$	— $	320,025	0.66%	0.66%
Assets

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

						December 31, 2018

		Gross (Admitted & Non-admitted) Restricted									Percentage
	Total	G/A	Total	S/A Assets			Total				Gross	Admitted
			Separate						Total Non-	Total	(Admitted &	Restricted
Restricted Asset	General	Supporting	Account	Supporting			From	Increase/			Non-	to Total
	Account	S/A	(S/A)	G/A			Prior		admitted	Admitted	admitted)	Admitted
Category:	(G/A)	Activity	Restricted	Activity	Total		Year	(Decrease)	Restricted	Restricted	Restricted to	Assets
Collateral held
under security
lending
arrangements	$45,102	$—	$—	$—	$45,102	$	— $	45,102	$—	$45,102	0.08%	0.08%
Subject to
repurchase
agreements	—	—	—	—	—		—	—	—	—	0.00%	0.00%
Subject to reverse
repurchase
agreements	11,200	—	—	—	11,200		23,200	(12,000)	—	11,200	0.02%	0.02%
Subject to dollar
repurchase	688,765	—	—	—	688,765		—	688,765	—	688,765	1.23%	1.23%
agreements

On deposit with	4,443	—	—	—	4,443		4,351	92	—	4,443	0.01%	0.01%
states
On deposit with
other regulatory	603	—	—	—	603		627	(24)	—	603	0.00%	0.00%
bodies

Pledged as
collateral not
captured in other
categories:
Futures margin
deposits	8,197	—	—	—	8,197		3,388	4,809	—	8,197	0.02%	0.02%
Other collateral	5,320	—	—	—	5,320		—	5,320	—	5,320	0.01%	0.01%

Derivative cash	30,220	—	—	—	30,220		42,751	(12,531)	—	30,220	0.05%	0.05%
collateral
Other restricted	1,259	—	—	—	1,259		228	1,031	—	1,259	0.00%	0.00%
assets
Total Restricted	$795,109	$—	$—	$—	$795,109		$74,545	$720,564	$—	$795,109	1.42%	1.43%
Assets

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,

	2019	2018	2017

Bonds	$621,993	$822,645	$817,282
Common stock	455	221	425
Mortgage loans	158,678	169,415	164,055
Real estate	27,577	26,557	25,979
Contract loans	200,298	199,507	198,672
Cash, cash equivalents and short-term investments	16,409	4,749	6,556
Derivative instruments	16,915	16,308	16,216
Other invested assets	121,675	125,821	100,134
Miscellaneous	4,462	1,896	4,552

Gross investment income	1,168,462	1,367,119	1,333,871
Expenses	(69,011)	(59,732)	(66,908)

Net investment income	$1,099,451	$1,307,387	$1,266,963

The amount of interest incurred and charged to investment expense during the years ended December 31, 2019, 2018 and 2017 was $33,188, $22,070 and $29,278, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,

	2019	2018	2017
Net realized capital gains (losses), before federal income tax	$574,371	$4,905	$(19,270)
Less: Federal income tax	120,617	1,030	(6,745)

Net realized capital gains (losses), before IMR transfer	453,754	3,875	(12,525)
Net realized capital gains (losses) transferred to IMR, net
of federal income tax of $122,750, ($1,781) and ($7,032), respectively	461,776	(6,701)	(13,060)
Net realized capital gains (losses), net of federal income tax expense (benefit) of
	$(8,022)	$10,576	$535
($2,133), $2,811 and 287, respectively, and IMR transfer

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2019

Reserve as of December 31, 2018	$50,674
Transferred into IMR, net of taxes	461,776
IMR reinsurance release	(512,034)

Balance before amortization	416
Amortization released to Statement of Operations	(8,280)

Reserve as of December 31, 2019 before non-admit	(7,864)
Change in non-admitted asset	(5,858)

Reserve as of December 31, 2019	$(2,006)

Concentrations

The Company had the following bond concentrations based on total invested assets:

Concentration by type

December 31,

Industrial and miscellaneous

Financial services

20192018

51%56%

Concentration by industry

December 31,

20192018

13%14%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $2,693,435 and $4,207,611 as of December 31, 2019 and 2018, respectively. These mortgages were current as of December 31, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2019 and 2018 were 4.70% and 4.61%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2019 and 2018 were 4.05% and 3.51%, respectively.

During 2019 and 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 64% and 69%, respectively.

The balance in the commercial mortgage provision allowance was $745 and $745 as of December 31, 2019 and 2018, respectively. There was no provision activity for the years ended December 31, 2019 and 2018.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

		December 31,
	2019	2018
Multi-family	44%	37%
Industrial	19%	29%
Office	18%	17%
Retail	12%	10%
Other	7%	7%

	100%	100%

	Concentration by geographic area

		December 31,
	2019	2018
Pacific	33%	35%
East North Central	20%	18%
South Atlantic	14%	14%
West South Central	10%	6%
Middle Atlantic	8%	10%
Other	8%	8%
Mountain	7%	9%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

				Fair Value Measurements at Reporting Date
Type of financial instrument					December 31, 2019
		Admitted

	Aggregate	assets and				Net Asset	Total
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764
Common stock	20,249	20,249	20,249	—	—	—	20,249
Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188
Real estate	137,700	44,648	—	—	137,700	—	137,700
Cash, cash equivalents and	818,328	818,328	298,720	519,608	—	—	818,328
short-term investments
Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291
Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287
Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282
Collateral under derivative
counterparty collateral	76,212	76,212	76,212	—	—	—	76,212
agreements

Other collateral	504	504	504	—	—	—	504
Receivable for securities	6,853	5,313	—	6,853	—	—	6,853
Derivative instruments	136,753	124,254	3	136,750	—	—	136,753
Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987
Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672
Commercial paper	99,900	99,900	—	99,900	—	—	99,900
Payable under securities	303,282	303,282	33,164	270,118	—	—	303,282
lending agreements
Collateral under derivative
counterparty collateral	71,130	71,130	71,130	—	—	—	71,130
agreements

Other collateral	504	504	504	—	—	—	504
Payable for securities	733,150	733,150	—	733,150	—	—	733,150
Derivative instruments	68,064	62,559	19	68,045	—	—	68,064
Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

				Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2018

		Admitted					Net Asset
	Aggregate	assets and					Value	Total
Assets:	fair value	liabilities	(Level 1)	(Level 2)		(Level 3)	(NAV)	(All Levels)

Bonds	$20,688,043	$20,654,118	$—	$20,666,851		$21,192	$—	$20,688,043
Common Stock	35,635	35,635	35,635	—		—	—	35,635
Mortgage loans	4,176,880	4,206,865	—	4,176,880		—	—	4,176,880
Real estate	137,700	38,962	—	—		137,700	—	137,700
Cash, cash equivalents and	228,997	229,003	188,283	40,714		—	—	228,997
short-term investments
Contract loans	4,122,637	4,122,637	—	4,122,637		—	—	4,122,637
Other long-term invested	392,232	338,837	—	319,299		31	72,902	392,232
assets
Securities lending collateral	45,102	45,102	—	45,102		—	—	45,102
assets
Collateral under derivative
counterparty collateral	101,561	101,561	101,561	—		—	—	101,561
agreements

Other Collateral	9,315	9,315	9,315	—		—	—	9,315
Receivable for securities	9,654	9,654	—	9,654		—	—	9,654
Derivative instruments	114,612	115,922	66	114,546		—	—	114,612
Separate account assets	24,639,265	24,654,916	13,236,266	10,975,973		—	427,026	24,639,265

Total assets	$54,701,633	$54,562,527	$13,571,126	$40,471,656		$158,923	$499,928	$54,701,633
Liabilities:

Deposit-type contracts	$196,778	$189,895	$—	$196,778	$	— $	—	$196,778
Commercial paper	98,859	98,859	—	98,859		—	—	98,859
Payable under securities	45,102	45,102	—	45,102		—	—	45,102
lending agreements
Collateral under derivative
counterparty collateral	71,280	71,280	71,280	—		—	—	71,280
agreements
Other collateral	3,995	3,995	3,995	—		—	—	3,995
Payable for securities	11,096	11,096	—	11,096		—	—	11,096
Derivative instruments	57,660	47,378	814	56,846		—	—	57,660
Dollar repurchase agreements	664,650	664,650	—	664,650		—	—	664,650
Separate account liabilities	251,806	251,806	44	251,762		—	—	251,806

Total liabilities	$1,401,226	$1,384,061	$76,133	$1,325,093	$	— $	—	$1,401,226

Bonds and common stock

The fair values for bonds and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. For low-income housing tax credits, amortized cost approximates fair value.

Limited partnership interests represent the Company's minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair value hierarchy

The following tables present information about the Company's financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

		Fair Value Measurements at Reporting Date
			December 31, 2019

				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock
Mutual funds	$15,545	$—	$—	$—	$15,545
Industrial and miscellaneous	4,704	—	—	—	4,704
Other invested assets
Limited partnerships	—	—	—	90,217	90,217
Derivatives
Interest rate swaps	—	36,516	—	—	36,516
Cross-currency swaps	—	35,457	—	—	35,457
Interest rate swaptions	—	20	—	—	20
Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828
Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287
Liabilities:

Derivatives
Interest rate swaps	$—	$35,029	$—	$—	$35,029
Cross-currency swaps	—	15,015	—	—	15,015
Separate account liabilities (1)	66	346,116	—	—	346,182
Total liabilities	$66	$396,160	$—	$—	$396,226

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

		Fair Value Measurements at Reporting Date
			December 31, 2018

				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Bonds
Industrial and miscellaneous	$—	$—	$1,275	$—	$1,275
Common stock
Mutual funds	30,969	—	—	—	30,969
Industrial and miscellaneous	4,666	—	—	—	4,666
Other invested assets
Limited partnerships	—	—	—	72,902	72,902
Derivatives
Interest rate swaps	—	8,964	—	—	8,964
Cross-currency swaps	—	39,705	—	—	39,705
Interest rate swaptions	—	173	—	—	173
Separate account assets (1)	13,212,700	9,887,836	—	427,026	23,527,562
Total assets	$13,248,335	$9,936,678	$1,275	$499,928	$23,686,216
Liabilities:

Derivatives
Interest rate swaps	$—	$21,740	$—	$—	$21,740
Cross-currency swaps	—	14,760	—	—	14,760
Separate account liabilities (1)	44	251,762	—	—	251,806
Total liabilities	$44	$288,262	$—	$—	$288,306

(1)Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company's non-admitted assets:

	December 31, 2019			December 31, 2018

		Non-			Non-
		admitted	Admitted		admitted	Admitted
Type	Asset	asset	asset	Asset	asset	asset

Cash, cash equivalents and short-term investments	818,329	1	818,328	229,434	431	229,003
Other invested assets	403,986	1,095	402,891	607,793	1,006	606,787
Premiums deferred and uncollected	15,273	74	15,199	25,904	109	25,795
Deferred income taxes	205,256	108,053	97,203	340,645	190,148	150,497
Due from parent, subsidiaries and affiliate	118,239	54,644	63,595	94,542	44,435	50,107
Other prepaid assets	22,712	22,712	—	28,150	28,150	—
Capitalized internal use software	37,917	37,917	—	58,658	58,658	—
Furniture, fixtures and equipment	5,095	5,095	—	4,949	4,949	—
Reinsurance recoverable	37,806	—	37,806	8,468	378	8,090
Other assets	499,620	8,788	490,832	507,110	2,539	504,571

Total	$ 2,164,233	$238,379	$ 1,925,854	$ 1,905,653	$330,803	$ 1,574,850

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table summarizes the Company's aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities ("SCA"), except insurance SCA entities as follows:

	December 31, 2019			December 31, 2018

		Non-			Non-
		admitted	Admitted		admitted	Admitted
Type	Asset	asset	asset	Asset	asset	asset

Common stock	$13,537	$—	$13,537	$13,544	$—	$13,544
Other invested assets	156,119	1,095	155,024	143,533	975	142,558

Total	$169,656	$1,095	$168,561	$157,077	$975	$156,102

7. Premiums Deferred and Uncollected

The following table summarizes the Company's ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2019		December 31, 2018

		Net of		Net of
Type	Gross	loading	Gross	loading

Ordinary new business	$—	$—	$427	$221
Ordinary renewal business	16,888	15,199	31,069	25,544
Group life	—	—	32	30

Total	$16,888	$15,199	$31,528	$25,795

8. Business Combination and Goodwill

The Company's goodwill is the result of two types of transactions.

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services ("RPS") large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 31, 2019 and 2018, the Company has $23,846 and $28,955, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2019, 2018 and 2017, the Company recorded $5,109, $5,110 and $5,110, respectively, of goodwill amortization related to this acquisition.

					Admitted goodwill as a
				Amount of goodwill	% of SCA
			Admitted goodwill	amortized for the	book/adjusted carrying
	Cost of acquired	Original amount of	as of December 31,	year ended	value, gross of admitted
Acquisition date	entity	admitted goodwill	2019	December 31, 2019	goodwill

August 29, 2014	$64,169	$51,098	$23,846	$5,109	58.8%

In addition, goodwill that arises as a result of the acquisition of various assumption reinsurance agreements is included in goodwill in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. At December 31, 2019 and 2018, this goodwill was fully amortized. During each of the years ended December 31, 2019, 2018 and 2017, the Company recorded $0, $0 and $977, respectively, of goodwill amortization related to these acquisitions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company's most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2019, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
Admitted Assets:
Bonds	$(7,302)
Mortgage loans	(1,288)
Contract loans	(24)
Cash, cash equivalents and short-term investments	722
Other invested assets	(235)
Investment income due and accrued	(89)
Premiums deferred and uncollected	(10)
Reinsurance recoverable	25
Current federal income taxes recoverable	(1)
Deferred income taxes	(21)
Other assets	(3)

Total admitted assets	$(8,226)
Liabilities, capital and surplus:

Liabilities
Aggregate reserves for life policies and contracts	$(8,287)
Aggregate reserves for accident and health policies	(288)
Liability for deposit-type contracts	(127)
Life and accident and health policy and contract claims	(74)
Provision for experience rated refunds	(63)
Interest maintenance reserve	(66)
Other liabilities	(92)
Transfers to Separate Accounts due or accrued	59

Total liabilities	(8,938)
Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Statutory Statements of Operations
Income:
Premium income and annuity consideration	$(9,147)
Commission and expense allowances on reinsurance ceded	154
Total income
(8,993)
Expenses:

Decrease in aggregate reserves for life and accident health policies and contracts	(8,575)
Total benefits
(8,575)

Net transfers from separate accounts	59
IMR reinsurance release	(512)
Total benefit and expenses
(9,028)
Net gain from operations after dividends to policyholders and before federal income taxes and net

realized capital gains (losses)	35
Federal income tax benefit	(118)

Statutory net income	$153

Statutory Statements of Changes in Capital and Surplus
Statutory net income	$153
Change in net deferred income tax	(21)
Change in surplus as a result of reinsurance	580

Net change in capital and surplus	$712

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner's Annuity Reserve Valuation Method ("CARVM") and the Commissioner's Reserve Valuation Method ("CRVM"), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%
	- Annuity Funds	2.75% to 11.25%
	- Disability	2.50% to 6.00%
Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard
Ordinary ("CSO") tables, and American Experience
	- Annuity Funds	Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant
Mortality ("IAM"), Group Annuity Reserve ("GAR") 94, 1971 and 1983 Group Annuity Mortality
("GAM"), and Annuity 2000
Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2019 and 2018, the Company had $3,925,596 and $3,904,519, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

			December 31, 2019

		Separate	Separate		Percent of
	General	Account with	Account Non-		Total
	Account	Guarantees	Guaranteed	Total	Gross
Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%
At book value less current surrender	817,144	—	—	817,144	2.7%
charges of 5% or more
At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%
At book value without adjustment	97,837	—	—	97,837	0.3%
(minimal or no charge adjustment)
Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%
Reinsurance ceded	71,124	—	—	71,124
Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678
			December 31, 2018

		Separate	Separate
	General	Account with	Account Non-		Percent of
	Account	Guarantees	Guaranteed	Total	Total Gross
Subject to discretionary withdrawal:

With market value adjustment	$850,240	$—	$—	$850,240	2.8%
At book value less current surrender	779,760	—	—	779,760	2.5%
charges of 5% or more
At fair value	—	6,460,894	11,311,267	17,772,161	57.5%

Total with adjustment or at market value	1,630,000	6,460,894	11,311,267	19,402,161	62.8%
At book value without adjustment	155,150	—	—	155,150	0.5%
(minimal or no charge adjustment)
Not subject to discretionary withdrawal	11,355,177	—	—	11,355,177	36.7%

Total gross	13,140,327	6,460,894	11,311,267	30,912,488	100.0%
Reinsurance ceded	1,479	—	—	1,479

Total, net	$13,138,848	$6,460,894	$11,311,267	$30,911,009

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

				December 31, 2019

		General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve	Account	Cash Value	Reserve
		Value			Value
surrender values, or policy loans:

Universal life		$6,618,888	$6,617,437	$6,595,652	—	—	—
Other permanent cash value life		—	6,949,889	7,306,841	—	—	—
insurance
Variable universal life		240,230	243,868	244,301	7,063,894	7,063,894	7,063,894
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value		N/A	N/A	164,921	—	—	—
Accidental death benefits		N/A	N/A	1,195	—	—	—
Disability - active lives		N/A	N/A	1,078	—	—	—
Disability - disabled lives		N/A	N/A	126,059	—	—	—
Miscellaneous reserves		N/A	N/A	29,945	—	—	—

Total, gross		6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894
Reinsurance ceded		6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$	— $	6,480,382	$6,848,141	$7,063,894	$7,063,894	$7,063,894

December 31, 2018

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal life

Other permanent cash value life insurance

Variable universal life

Not subject to discretionary withdrawal or no cash values:

General Account

Account	Cash Value	Reserve
Value

6,334,915	6,333,521	6,361,629
—	7,397,702	7,706,654
199,833	202,859	203,219

Separate Account - Nonguaranteed

Account	Cash Value	Reserve
Value

—	—	—
—	—	—
5,628,768	5,628,768	5,628,768
Term policies without cash value	N/A	N/A	192,492	—	—	—
Accidental death benefits	N/A	N/A	1,267	—	—	—
Disability - active lives	N/A	N/A	1,184	—	—	—
Disability - disabled lives	N/A	N/A	135,415	—	—	—
Miscellaneous reserves	N/A	N/A	69,467	—	—	—

Total, gross	6,534,748	13,934,082	14,671,327	5,628,768	5,628,768	5,628,768
Reinsurance ceded	—	—	119,159	—	—	—

Total, net of reinsurance ceded	$ 6,534,748	$13,934,082	14,552,169	$ 5,628,768	$5,628,768	$5,628,768

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2019	2018

Balance, January 1, net of reinsurance of $19,082 and $25,283	$247,529	$243,517
Incurred related to:
Current year	9,941	38,844
Prior year	(217,477)	6,634

Total incurred	(207,536)	45,478
Paid related to:
Current year	(9,807)	(10,375)
Prior year	(29,392)	(31,091)

Total paid	(39,199)	(41,466)
Balance, December 31, net of reinsurance of $284,531 and $19,082	$794	$247,529

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has increased (decreased) by ($217,477) and $6,634 during the years ended December 31, 2019 and 2018, respectively. The change in the current year was primarily due to the Protective transaction.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor's Ratings Services and a rating of P-1 by Moody's Investors Service, each being the highest rating available. The Company's issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company's liquidity.

The following table provides information regarding the Company's commercial paper program:

		December 31,
	2019		2018
Face value		$99,900		$98,859
Carrying value		$99,900		$98,859
Interest expense paid		$2,874		$1,746
Effective interest rate	1.8%	- 2.1%	2.5%	- 2.7%
Maturity range (days)	13	- 24	16	- 25

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•Individual Annuity Product

•Group Annuity Product

•Variable Life Insurance Product

•Hybrid Ordinary Life Insurance Product

•Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•Individual Annuity

•Group Annuity

•Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•Hybrid Ordinary Life Insurance Product

•Group Annuity - Custom Stable Value Asset Funds

•Variable Life Insurance Product

•Individual Indexed-Linked Annuity Product

The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company's separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2019 and 2018, the Company's separate account assets that are legally insulated from the general account claims are $25,632,375 and $24,652,973.

As of December 31, 2019 and 2018, $11,266,373 and $0, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,649, $11,608, $12,581, $12,961 and $12,542 for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant's account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants' distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund's securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

The following tables provide information regarding the Company's separate accounts:

	Year Ended December 31, 2019

	Non-indexed
	guaranteed less	Non-guaranteed
	than/equal to 4%	separate account	Total

Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334
Reserves

For accounts with assets at:
Fair value	$7,315,010	$16,440,747	$23,755,757
Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766
By withdrawal characteristics:
At fair value	$7,315,010	$16,440,747	$23,755,757
At book value without fair value adjustment and with current	1,168,009	—	1,168,009
surrender charge less than 5%
Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	Year Ended December 31, 2018

	Non-indexed
	guaranteed less	Non-guaranteed
	than/equal to 4%	separate account	Total

Premiums, considerations or deposits	$721,339	$1,900,171	$2,621,510
Reserves

For accounts with assets at:
Fair value	$7,286,636	$15,682,027	$22,968,662
Amortized cost	1,107,812	—	1,107,812

Total reserves	$8,394,448	$15,682,027	$24,076,474
By withdrawal characteristics:
At fair value	$7,286,636	$15,682,027	$22,968,663
At book value without fair value adjustment and with current	1,107,812	—	1,107,812
surrender charge less than 5%
Total subject to discretionary withdrawals	$8,394,448	$15,682,027	$24,076,475

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,

	2019	2018	2017
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$1,803,334	$2,621,510	$2,449,357
Transfers from separate accounts	(4,226,616)	(5,198,817)	(4,417,525)

Net transfers from separate accounts	(2,423,282)	(2,577,307)	(1,968,168)
Reconciling adjustments:
Net transfer of reserves to separate accounts	1,203,800	1,464,314	1,023,384
Miscellaneous other	836	528	140
CARVM allowance reinsured	70,071	—	$—
Reinsurance	(179,568)	—	$—

Net transfers as reported in the Statements of Operations	$(1,328,143)	$(1,112,465)	$(944,644)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $194,558 at December 31, 2019 and 2018, respectively. Interest paid on the note was $13,016 for each of the the years ended December 31, 2019, 2018 and 2017, respectively, bringing total interest paid from inception to December 31, 2019 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

On May 19, 2006, the Company issued a surplus note in the face amount and carrying amount of $333,400 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. Initially, the surplus note bore interest at the rate of 7.203% per annum, and was payable on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The carrying amount of the surplus note was $0 at December 31, 2019 and 2018. The surplus note became redeemable by the company at the principal amount plus any accrued and unpaid interest after May 16, 2016. On June 15, 2018, this surplus note was redeemed in full. Interest paid on the note was $0, $0 and $12,721 for the years ended December 31, 2019, 2018 and 2017, respectively, bringing total interest paid from inception to December 31, 2019 to $262,875. The amount of unapproved principal and interest was $0 at December 31, 2019 and 2018.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2019, 2018 and 2017 amounted to $420, $420 and $2, respectively, bringing total interest paid from inception to December 31, 2019 to $842. The amount of unapproved principal and interest was $0 at December 31, 2019.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2019 and 2018 amounted to $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2019 to $27,414. The amount of unapproved principal and interest was $0 at December 31, 2019.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2019, 2018 and 2017 amounted to $1,330, $998 and $0, respectively bringing the total amortization from inception to December 31, 2019 amounted to $2,329, leaving an unamortized balance of $37,593 in surplus as part of the surplus note amounts.

Interest paid to GWL&A Financial attributable to these surplus notes, was $30,335, $30,819 and $25,739 for the years ended December 31, 2019, 2018 and 2017, respectively.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may pay an amount less than $144,176 of dividends during the year ended December 31, 2020, without the prior approval of the Colorado Insurance Commissioner. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non- cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2019, 2018, and 2017 the Company paid dividends to GWL&A Financial Inc, totaling $639,801, $152,295, and $145,301 respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,

	2019	2018
Unrealized gains (losses)	$210,179	$152,801
Non-admitted assets	(238,379)	(330,803)
Asset valuation reserve	(194,032)	(204,393)
Provision for reinsurance	(17)	(17)
Separate account business	(1,505)	(1,076)

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2019			December 31, 2018				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$224,934	$—	$224,934	$368,917	$2,793	$371,710	$(143,983)	$(2,793)	$(146,776)
Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	224,934	—	224,934	368,917	2,793	371,710	(143,983)	(2,793)	(146,776)
Deferred tax assets non-admitted	(109,435)	1,382	(108,053)	(189,578)	(570)	(190,148)	80,143	1,952	82,095

Net admitted deferred tax asset	115,499	1,382	116,881	179,339	2,223	181,562	(63,840)	(841)	(64,681)
Gross deferred tax liabilities	(18,296)	(1,382)	(19,678)	(31,065)	—	(31,065)	12,769	(1,382)	11,387

Net admitted deferred tax asset	$97,203	$—	$97,203	$148,274	$2,223	$150,497	$(51,071)	$(2,223)	$(53,294)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

(a)Federal income taxes paid in prior years recoverable through loss carrybacks

(b)Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)

(i)Adjusted gross deferred tax assets expected to be realized following the balance sheet date

(ii)Adjusted gross deferred tax assets expected allowed per limitation threshold

(c)Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities

Total deferred tax assets admitted as a result of the application of SSAP No. 101

December 31, 2019			December 31,	2018			Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
$ — $	— $	— $	— $	2,224	$2,224	$—	$ (2,224)	$(2,224)
97,203	—	97,203	148,274	—	148,274	(51,071)	—	(51,071)
97,203	—	97,203	148,274	—	148,274	(51,071)	—	(51,071)
—	—	201,129	—	—	175,682	—	—	25,447
18,296	1,382	19,678	31,065	—	31,065	(12,769)	1,382	(11,387)

$ 115,499	$1,382	$ 116,881	$ 179,339	$2,224	$ 181,563	$ (63,840)	$(842)	$(64,682)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2019	2018

Ratio percentage used to determine recovery period and threshold limitation amount	1,247.01%	867.76%
Amount of adjusted capital and surplus used to determine recovery period and threshold	$1,340,863	$1,171,212
limitation

The following table presents the impact of tax planning strategies:

Adjusted gross deferred tax asset

%of adjusted gross deferred tax asset by character attributable to tax planning strategies

Net admitted adjusted gross deferred tax assets

%of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies

December 31, 2019		December 31, 2018		Change

Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
$224,934	$—	$368,917	$2,793	$(143,983)	$(2,793)
—%	—%	—%	—%	—%	—%
$115,499	$1,382	$179,339	$2,224	$(63,840)	$(842)
—%	—%	—%	—%	—%	—%

The Company's tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2019	2018	Change
Current income tax	$(98,474)	$(17,604)	$(80,870)
Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

	Year Ended December 31,

	2018	2017	Change
Current income tax	$(17,604)	$50,584	$(68,188)
Federal income tax on net capital gains	1,030	(6,744)	7,774

Total	$(16,574)	$43,840	$(60,414)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2019	2018	Change
Ordinary:
Reserves	$33,451	$80,303	$(46,852)
Investments	2,025	4,374	(2,349)
Deferred acquisition costs	—	76,759	(76,759)
Provision for dividends	2,334	3,399	(1,065)
Fixed assets	3,320	3,264	56
Compensation and benefit accrual	23,408	20,890	2,518
Receivables - non-admitted	16,568	13,991	2,577
Tax credit carryforward	114,265	131,409	(17,144)
Other	29,563	34,527	(4,964)

Total ordinary gross deferred tax assets	224,934	368,916	(143,982)
Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	224,934	368,916	(143,982)
Non-admitted ordinary deferred tax assets	(109,435)	(189,578)	80,143

Admitted ordinary deferred tax assets	115,499	179,338	(63,839)
Capital:			—
Investments	—	2,793	(2,793)

Total capital gross deferred tax assets	—	2,793	(2,793)
Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	2,793	(2,793)
Non-admitted capital deferred tax assets	1,382	(569)	1,951

Admitted capital deferred tax assets	1,382	2,224	(842)
Total admitted deferred tax assets	$116,881	$181,562	$(64,681)
Deferred income tax liabilities:

Ordinary:
Investments	$—	$—	$—
Premium receivable	(3,192)	(5,417)	2,225
Policyholder Reserves	(14,089)	(17,644)	3,555
Experience Refunds	—	(5,079)	5,079
Other	(1,015)	(2,925)	1,910

Total ordinary deferred tax liabilities	(18,296)	(31,065)	12,769
Capital
Investments	$(1,382)	$—	$(1,382)

Total capital deferred tax liabilities	(1,382)	—	(1,382)

Total deferred tax liabilities	$(19,678)	$(31,065)	$11,387
Net admitted deferred income tax asset	$97,203	$150,497	$(53,294)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2019	2018	Change
Total deferred income tax assets	$224,934	$371,710	$(146,776)
Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)
Tax effect of unrealized capital gains (losses)			7,108
Other surplus			(1,119)

Change in net deferred income tax			$(129,400)
	December 31,

	2018	2017	Change
Total deferred income tax assets	$371,710	$404,711	$(33,001)
Total deferred income tax liabilities	(31,065)	(22,523)	(8,542)

Net deferred income tax asset	$340,645	$382,188	(41,543)
Tax effect of unrealized capital gains (losses)			(260)
Other surplus			1,071

Change in net deferred income tax			$(40,732)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

		December 31,
	2019	2018	2017
Income tax expense at statutory rate	$61,396	$60,337	$77,023
Federal tax rate change	—	—	132,029
Earnings from subsidiaries	(22,849)	(22,003)	(28,875)
Swap gain on debt refinancing	—	8,175	—
Ceding commission from Protective, net of transaction expenses	112,889	—	—
Dividend received deduction	(6,161)	(6,657)	(7,992)
Tax adjustment for interest maintenance reserve	(1,739)	(5,221)	(7,716)
Interest maintenance reserve release on Protective transaction	(107,527)	—	—
Prior year adjustment	(1,695)	(4,124)	(1,881)
Tax effect on non-admitted assets	3,425	(3,476)	2,291
Tax credits	(3,660)	(2,901)	(908)
Income tax (benefit) on realized capital gain (loss)	120,618	1,030	(6,744)
Tax contingency	1,129	(607)	359
Other	(4,282)	(395)	(3,219)

Total	$151,544	$24,158	$154,367
	2019	2018	2017
Federal income taxes incurred	$22,144	$(16,574)	$43,839
Change in net deferred income taxes	129,400	40,732	110,528

Total income taxes	$151,544	$24,158	$154,367

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

As of December 31, 2019, the Company had no operating loss carryforwards.

As of December 31, 2019, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $114,265. These credits will begin to expire in 2030.

As of December 31, 2019, the Company has foreign tax credit carryforwards of $107. These credits will begin to expire in 2028.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2019	$132,977
Year Ended December 31, 2018	4,146
Year Ended December 31, 2017	13,328

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company's federal income tax return is consolidated with the following entities (the "U.S. Consolidated Group"):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, GWL&A NY and GWSC ("GWLA Subgroup") are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables ("Tax Sharing Agreement") among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service ("I.R.S.").

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R") as modified by SSAP No. 101. As of December 31, 2019 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2019 and 2018, the Company recognized approximately $1,129 and $607 of expense and benefit, respectively, from interest and penalties related to the uncertain tax positions. The Company had $1,443 and $314 accrued for the payment of interest and penalties at December 31, 2019 and 2018, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by the I.R.S. for years 2014 and prior. These exceptions include loss and credit carryforwards and refund claims. The Company's parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2012 with respect to foreign tax credit refund claims. Tax years 2015 through 2018 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2019 and December 31, 2018 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company sponsors an unfunded Post-Retirement Medical Plan (the "Medical Plan") that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018	2019	2018
Change in projected benefit obligation:
Benefit obligation, January 1	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250
Service cost	1,435	1,425		—	1,435	1,425
Interest cost	825	703	1,510	1,357	2,335	2,060
Actuarial (gain) loss	2,059	(1,511)	4,109	(2,316)	6,168	(3,827)
Regular benefits paid	(1,162)	(407)	(2,380)	(2,400)	(3,542)	(2,807)
Amendment	—	—	—	—	—	—
Benefit obligation and underfunded
	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101
status, December 31

Accumulated benefit obligation	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101
	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018	2019	2018
Change in plan assets:
Value of plan assets, January 1	$—	$—	$—	$—	$—	$—
Employer contributions	1,162	407	2,380	2,400	3,542	2,807
Regular benefits paid	(1,162)	(407)	(2,380)	(2,400)	(3,542)	(2,807)

Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018
Amounts recognized in the Statutory
Statements of Admitted Assets,
Liabilities, Capital and Surplus:
Accrued benefit liability	$(22,224)	$(20,534)	$(39,470)	$(40,091)	$(61,694)	$(60,625)
Liability for pension benefits	(472)	995	(1,331)	2,529	(1,803)	3,524

Total other liabilities	$(22,696)	$(19,539)	$(40,801)	$(37,562)	$(63,497)	$(57,101)
Unassigned surplus (deficit)	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company's Post- Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018
Unrecognized net actuarial gain (loss)	$2,869	$5,152	$(732) $	3,428	$2,137	$8,580
Unrecognized prior service cost	(3,341)	(4,157)	(599)	(899)	(3,940)	(5,056)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

Items not yet recognized as component of net periodic cost on January 1, Prior service cost recognized in net periodic cost

(Gain) loss recognized in net periodic cost

Gain (loss) arising during the year

Items not yet recognized as component of net periodic cost on December 31

Post-Retirement		Supplemental Executive		Total
Medical Plan		Retirement Plan
Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
2019	2018	2019	2018	2019	2018
$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)
817	817	299	324	1,116	1,141
(225)	(82)	(50)	(45)	(275)	(127)
(2,059)	1,511	(4,109)	2,316	(6,168)	3,827

$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2020:

		Supplemental
	Post-Retirement	Executive
	Medical Plan	Retirement Plan	Total

Net actuarial gain	$(41)	$(29)	$(70)
Prior service cost	817	300	1,117

The expected benefit payments for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

						2025
	2020	2021	2022	2023	2024	through
						2029

Post-retirement medical plan	$916	$1,003	$1,065	$1,153	$1,165	$7,183
Supplemental executive retirement plan	2,567	2,542	10,252	5,746	2,171	8,743

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

Components of net periodic cost (benefit):

Service cost Interest cost

Amortization of unrecognized prior service cost

Amortization of gain from prior periods

Net periodic cost

Post-Retirement			Supplemental Executive				Total
Medical Plan			Retirement Plan
Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
2019	2018	2017	2019	2018	2017	2019	2018	2017
$1,435	$1,425	$1,457	$—	$—	$(16)	$1,435	$1,425	$1,441
825	703	758	1,510	1,356	1,620	2,335	2,059	2,378
817	817	587	299	324	501	1,116	1,141	1,088
(225)	(82)	(33)	(50)	(45)	(54)	(275)	(127)	(87)

$2,852	$2,863	$2,769	$1,759	$1,635	$2,051	$4,611	$4,498	$4,820

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2019 and 2018:

	Post-Retirement Medical Plan

		December 31,
	2019	2018
Discount rate	3.16%	4.34%
Initial health care cost trend	6.00%	6.25%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024
	Supplemental Executive Retirement Plan

		December 31,
	2019	2018
Discount rate	2.98%	4.16%
Rate of compensation increase	N/A	N/A

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

During 2018, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2018).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,
	2019	2018
Discount rate	4.34%	3.63%
Initial health care cost trend	6.25%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,
	2019	2018
Discount rate	4.16%	3.43%
Rate of compensation increase	N/A	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage	One percentage
	point increase	point decrease
Increase (decrease) on total service and interest cost on components	$365	$(305)
Increase (decrease) on post-retirement benefit obligations	3,002	(2,559)

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company's share of net expense for the pension plan was $14,842, $3,057 and $0 during the years ended December 31, 2019, 2018 and 2017.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Amounts withheld or retained by company as agent or trustee in the accompanying statutory financial statements, are $41,792 and $35,588 at December 31, 2019 and 2018, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service ("IRS"). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $24,955, $11,935 and $8,713 in expense related to this plan for the years ended December 31, 2019, 2018 and 2017, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the "Lifeco plan") that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company's financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan ("PSU plan") for officers and employees of the Company. Under the PSU plan, "performance share units" are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the

20trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2019	2018	2017
Lifeco Stock Plan	$899	$768	$1,451
Performance Share Unit Plan	15,458	5,388	7,207

Total compensation expense	$16,357	$6,156	$8,658
Income tax benefits	$3,414	$1,243	$2,831

During the year ended December 31, 2019, 2018 and 2017, the Company had ($67), $26 and $769 respectively, income tax (expense) benefits realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31,

2019 and the expected weighted average period over which these expenses will be recognized:

	Expense		Weighted average
			period (years)
Lifeco Stock Plan		$1,303	1.8
Performance Share Unit Plan		5,345	2.3

Equity Award Activity

During the year ended December 31, 2019, Lifeco granted 666,600 stock options to employees of the Company. These stock options vest over four year periods ending in 2023. Compensation expense of $1,549 will be recognized in the Company's financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

			Weighted average

			Remaining
	Shares under	Exercise price	contractual	Aggregate
	option	(Whole dollars)	term (Years)	intrinsic value (1)
Outstanding, January 1, 2019	3,649,786	$23.32
Granted	666,600	23.29
Exercised	(779,872)	20.48
Cancelled and expired	(86,384)	24.04

Outstanding, December 31, 2019	3,450,130	25.03	6.2	$4,931
Vested and expected to vest, December 31, 2019	3,450,130	25.03	6.2	4,931
Exercisable, December 31, 2019	2,121,651	24.83	5.1	3,592

(1)The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2019 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2019	2018	2017
Weighted average fair value of options granted	$2.32	$0.95	$2.75
Intrinsic value of options exercised (1)	3,282	345	2,869
Fair value of options vested	1,358	1,115	2,203

(1)The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2019, 2018 and 2017 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2019	2018	2017
Dividend yield	5.46%	4.55%	3.98%
Expected volatility	19.68%	9.01%	13.99%
Risk free interest rate	1.83%	2.03%	1.25%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2019	911,067
Granted	572,238
Forfeited	(41,778)
Paid	(285,143)

Outstanding, December 31, 2019	1,156,384
Vested and expected to vest, December 31, 2019	1,156,384

The cash payment in settlement of the Performance Share Unit Plan units was $5,815, $4,104 and $3,398 for the years ended December 31, 2019, 2018 and 2017, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were (1)%, 1%, and 6% of total individual life insurance premiums earned during the years ended December 31, 2019, 2018 and 2017 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $23,461, $31,276 and $38,782 to its policyholders during the years ended December 31, 2019, 2018 and 2017, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company's revenues during the year ended December 31, 2019. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company's estimated future contractual obligations:

			Payment due by period

	2020	2021	2022	2023	2024	Thereafter	Total
Surplus notes - principal (1)	$—	$—	$—	$—	$—	$358,218	$358,218
Surplus notes - interest (2)	17,319	17,319	17,319	17,319	17,319	398,385	484,980
Investment purchase obligations (3)	131,651	—	—	—	—	—	131,651
Operating leases (4)	8,120	5,128	3,314	2,817	2,841	34,828	57,048
Other liabilities (5)	33,445	16,747	24,121	12,658	7,461	80,351	174,783
Total	$190,535	$39,194	$44,754	$32,794	$27,621	$871,782	$1,206,680

(1)Surplus notes principal - Represents contractual maturities of principal due to the Company's parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company's Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $37,593 of unamortized debt modification gain as discussed in Footnote 14.

(2)Surplus notes interest - Both surplus notes now bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2019 and do not consider the impact of future interest rate changes.

(3)Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2019 and 2018 were $131,651 and $136,396, of which $120,990 and $104,286 were related to limited partnership interests, respectively. All unfunded commitments at December 31, 2019 and 2018 were due within one year.

(4)Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company's operating lease obligations. Rent expense for the years ended December 31, 2019, 2018 and 2017 were $33,473, $27,768 and $28,244 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•Expected benefit payments for the Company's post-retirement medical plan and supplemental executive retirement plan through 2027

•Unrecognized tax benefits

•Miscellaneous purchase obligations to acquire goods and services

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Sport partner sponsorship payments

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,022,680, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2019 and 2018. At December 31, 2019 and 2018 there were no outstanding amounts related to the current and prior credit facilities.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2019 and 2018, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company's business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company's financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction are subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred. In December 2019, the Company formally objected to these proposed adjustments. The Master Transaction Agreement requires the parties to attempt to resolve these differences in an informal manner and that process is ongoing. Based on the information presently known, it is difficult to predict the outcome of this matter with certainty, but this matter is not expected to materially impact the financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company's financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2019 and 2018 for obligations under the guarantee.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

21. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company's statutory financial statements through April 3, 2020, the date on which they were issued. Effective January 1, 2020, the Company i) transferred substantially all of its employees to a wholly-owned subsidiary, Empower Retirement, LLC, and ii) entered into several new agreements with Empower Retirement, LLC and certain other wholly-owned subsidiaries. Pursuant to these new affiliate agreements, Empower Retirement, LLC will provide all employees and services required by the Company to operate its business and will be reimbursed by the Company for expenses incurred in connection with providing such employees and services.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Company's performance. Since December 31, 2019, the equity and financial markets have experienced extreme volatility and interest rates have continued to decline due to the COVID-19 pandemic. The operational and financial risk due to current market fluctuations is being kept under review and monitored by management; however, the Company is unable to determine the extent of the impact of the pandemic to its operations and financial condition.

Variable Annuity-1 Series Account of Great-West Life

&Annuity Insurance Company

Annual Statement for the Year Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AB VPS GROWTH
	AND INCOME
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$8,895,770	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	83,063
Total assets	8,978,833
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	849
Total liabilities	849
NET ASSETS	$8,977,984	$
NET ASSETS REPRESENTED BY:

Accumulation units	$8,779,372	$
Contracts in payout phase	198,612
NET ASSETS	$8,977,984	$

ACCUMULATION UNITS OUTSTANDING	344,019
UNIT VALUE (ACCUMULATION)	$25.52	$

(1) Cost of investments:	$7,682,256	$
Shares of investments:	293,590
AB VPS	AB VPS		AB VPS
INTERNATIONAL	INTERNATIONAL	AB VPS LARGE	SMALL/MID CAP	ALGER
GROWTH	VALUE	CAP GROWTH	VALUE	BALANCED
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
7,881,426	$2,213,820	$9,183,738	$4,589,547	$899,187
106		870
17,412	2,363	-	1,473	9,546
7,898,944	2,216,183	9,184,608	4,591,020	908,733
106		870
796	218	821	455	84
902	218	1,691	455	84
7,898,042	$2,215,965	$9,182,917	$4,590,565	$908,649

7,725,846	$2,204,261	$9,182,917	$4,588,951	$890,127
172,196	11,704		1,614	18,522
7,898,042	$2,215,965	$9,182,917	$4,590,565	$908,649

416,748	248,624	317,772	205,009	38,784
18.54	$8.87	$28.90	$22.38	$22.95

6,279,220	$2,171,794	$9,615,771	$5,009,058	$728,967
335,523	154,058	149,914	256,256	57,237
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER CAPITAL
	APPRECIATION
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$2,409,788	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	15,129
Due from Great-West Life & Annuity Insurance Company	-
Total assets	2,424,917
LIABILITIES:
Payable for investments purchased	15,129
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	211
Total liabilities	15,340
NET ASSETS	$2,409,577	$
NET ASSETS REPRESENTED BY:

Accumulation units	$2,409,577	$
Contracts in payout phase
NET ASSETS	$2,409,577	$

ACCUMULATION UNITS OUTSTANDING	140,562
UNIT VALUE (ACCUMULATION)	$17.14	$

(1) Cost of investments:	$2,445,413	$
Shares of investments:	29,776
			AMERICAN	AMERICAN
		ALPS RED ROCKS	CENTURY	CENTURY
ALGER LARGE	ALGER MID CAP	LISTED PRIVATE	INVESTMENTS	INVESTMENTS
CAP GROWTH	GROWTH	EQUITY	VP BALANCED	VP INCOME &
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	GROWTH FUND
29,021,936	$4,684,504	$229,728	$31,709,324	$7,945,726
43,113	31,430			1,875
			186,979
23,938	15,004	-	-	426
29,088,987	4,730,938	229,728	31,896,303	7,948,027
			185,975
43,113	31,430		1,004	1,875
3,111	503	21	21,707	730
46,224	31,933	21	208,686	2,605
29,042,763	$4,699,005	$229,707	$31,687,617	$7,945,422

28,457,669	$4,623,606	$229,707	$31,454,092	$7,925,675
585,094	75,399		233,525	19,747
29,042,763	$4,699,005	$229,707	$31,687,617	$7,945,422

799,097	132,229	14,333	1,690,049	357,170
35.61	$34.97	$16.03	$18.61	$22.19

27,094,386	$4,409,199	$203,104	$28,882,523	$7,522,066
451,282	206,457	15,681	3,876,446	792,987
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP
	INTERNATIONAL
	FUND
ASSETS:
Investments at fair value (1)	$6,993,103	$
Investment income due and accrued
Receivable for investments sold	64,802
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	5,403
Total assets	7,063,308
LIABILITIES:
Payable for investments purchased
Redemptions payable	64,802
Due to Great-West Life & Annuity Insurance Company	694
Total liabilities	65,496
NET ASSETS	$6,997,812	$
NET ASSETS REPRESENTED BY:

Accumulation units	$6,856,221	$
Contracts in payout phase	141,591
NET ASSETS	$6,997,812	$

ACCUMULATION UNITS OUTSTANDING	354,271
UNIT VALUE (ACCUMULATION)	$19.35	$

(1) Cost of investments:	$6,455,829	$
Shares of investments:	608,096
AMERICAN
CENTURY	AMERICAN	AMERICAN	AMERICAN	AMERICAN
INVESTMENTS	CENTURY	FUNDS IS	FUNDS IS	FUNDS IS
VP MID CAP	INVESTMENTS	GLOBAL	GROWTH-	INTERNATIONAL
VALUE FUND	VP VALUE FUND	GROWTH FUND	INCOME FUND	FUND
11,987,625	$25,859,913	$2,076,072	$3,832,510	$2,223,137
821	975	1,669	4,601
-	12,610	-	-	-
11,988,446	25,873,498	2,077,741	3,837,111	2,223,137
821	975	1,669	4,601
4,281	2,600	152	305	167
5,102	3,575	1,821	4,906	167
11,983,344	$25,869,923	$2,075,920	$3,832,205	$2,222,970

11,931,775	$25,695,146	$2,075,920	$3,832,205	$2,222,970
51,569	174,777
11,983,344	$25,869,923	$2,075,920	$3,832,205	$2,222,970

404,660	868,884	118,638	323,272	181,580
29.49	$29.57	$17.50	$11.85	$12.24

11,680,964	$21,990,375	$1,782,803	$3,737,164	$2,133,778
579,112	2,206,477	63,742	77,393	106,984
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	FUNDS IS NEW
	WORLD FUND
ASSETS:
Investments at fair value (1)	$4,186,590	$
Investment income due and accrued
Receivable for investments sold	1,632
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	4,188,222
LIABILITIES:
Payable for investments purchased
Redemptions payable	1,632
Due to Great-West Life & Annuity Insurance Company	324
Total liabilities	1,956
NET ASSETS	$4,186,266	$
NET ASSETS REPRESENTED BY:

Accumulation units	$4,186,266	$
Contracts in payout phase
NET ASSETS	$4,186,266	$

ACCUMULATION UNITS OUTSTANDING	285,888
UNIT VALUE (ACCUMULATION)	$14.64	$

(1) Cost of investments:	$3,923,431	$
Shares of investments:	163,603
BLACKROCK	BLACKROCK			BNY MELLON VIF
60/40 TARGET	GLOBAL	BNY MELLON IP	BNY MELLON VIF	GROWTH AND
ALLOCATION ETF	ALLOCATION VI	MIDCAP STOCK	APPRECIATION	INCOME
VI FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO
458,034	$9,176,593	$2,807,186	$9,563,619	$5,846,070
			20,912	9,640
		457	192	7,625
-	-	223	12,621	314
458,034	9,176,593	2,807,866	9,597,344	5,863,649
		457	192	7,625
38	799	260	995	584
38	799	717	1,187	8,209
457,996	$9,175,794	$2,807,149	$9,596,157	$5,855,440

457,996	$9,175,794	$2,785,839	$9,488,137	$5,795,847
		21,310	108,020	59,593
457,996	$9,175,794	$2,807,149	$9,596,157	$5,855,440

42,439	737,722	126,466	321,189	254,088
10.79	$12.44	$22.03	$29.54	$22.81

445,002	$8,873,234	$2,879,469	$9,254,394	$5,124,749
37,792	536,016	150,600	223,658	183,723
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	BNY MELLON VIF
	OPPORTUNISTIC
	SMALL CAP
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$619,629	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	619,629
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	58
Total liabilities	58
NET ASSETS	$619,571	$
NET ASSETS REPRESENTED BY:

Accumulation units	$619,571	$
Contracts in payout phase
NET ASSETS	$619,571	$

ACCUMULATION UNITS OUTSTANDING	26,698
UNIT VALUE (ACCUMULATION)	$23.21	$

(1) Cost of investments:	$699,419	$
Shares of investments:	14,831
				COLUMBIA
				VARIABLE
CLEARBRIDGE		CLEARBRIDGE	COLUMBIA	PORTFOLIO -
VARIABLE		VARIABLE	VARIABLE	SELIGMAN
LARGE CAP	CLEARBRIDGE	SMALL CAP	PORTFOLIO -	GLOBAL
GROWTH	VARIABLE MID	GROWTH	LARGE CAP	TECHNOLOGY
PORTFOLIO	CAP PORTFOLIO	PORTFOLIO	GROWTH FUND	FUND
1,397,696	$226,589	$1,781,424	$3,495,892	$16,827,023
				271
			16,602
-	-	-	-	16,510
1,397,696	226,589	1,781,424	3,512,494	16,843,804
			16,602
				271
127	20	136	4,711	1,751
127	20	136	21,313	2,022
1,397,569	$226,569	$1,781,288	$3,491,181	$16,841,782

1,397,569	$226,569	$1,781,288	$3,486,665	$16,758,655
			4,516	83,127
1,397,569	$226,569	$1,781,288	$3,491,181	$16,841,782

111,460	15,914	110,116	204,087	473,858
12.54	$14.24	$16.18	$17.08	$35.37

1,341,371	$187,206	$1,890,072	$2,648,588	$15,233,045
46,605	10,026	64,685	163,665	796,734
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	COLUMBIA
	VARIABLE
	PORTFOLIO -
	SMALL CAP
	VALUE FUND
ASSETS:
Investments at fair value (1)	$1,668,489	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	652
Due from Great-West Life & Annuity Insurance Company	1,319
Total assets	1,670,460
LIABILITIES:
Payable for investments purchased	652
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	166
Total liabilities	818
NET ASSETS	$1,669,642	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,662,352	$
Contracts in payout phase	7,290
NET ASSETS	$1,669,642	$

ACCUMULATION UNITS OUTSTANDING	68,673
UNIT VALUE (ACCUMULATION)	$24.21	$

(1) Cost of investments:	$1,929,209	$
Shares of investments:	107,298
	DELAWARE VIP
DELAWARE VIP	INTERNATIONAL	DELAWARE VIP	DELAWARE VIP
EMERGING	VALUE EQUITY	SMALL CAP	SMID CAP CORE	DELAWARE VIP
MARKETS SERIES	SERIES	VALUE SERIES	SERIES	VALUE SERIES
4,355,457	$214,830	$22,278,793	$9,096,620	$838,201
34,298		1,932	224
6,051		521
-	-	33,313	5,374	-
4,395,806	214,830	22,314,559	9,102,218	838,201
40,349		2,453	224
386	18	2,170	874	66
40,735	18	4,623	1,098	66
4,355,071	$214,812	$22,309,936	$9,101,120	$838,135

4,355,071	$214,812	$22,080,648	$9,089,678	$838,135
		229,288	11,442
4,355,071	$214,812	$22,309,936	$9,101,120	$838,135

348,731	21,936	543,228	288,115	65,750
12.49	$9.79	$40.65	$31.55	$12.75

4,171,953	$194,337	$21,344,447	$9,568,131	$784,393
179,458	17,452	581,692	393,964	26,960
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DIMENSIONAL
	VA US
	TARGETED
	VALUE
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$2,310,722	$
Investment income due and accrued
Receivable for investments sold	14
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	2,310,736
LIABILITIES:
Payable for investments purchased
Redemptions payable	14
Due to Great-West Life & Annuity Insurance Company	163
Total liabilities	177
NET ASSETS	$2,310,559	$
NET ASSETS REPRESENTED BY:

Accumulation units	$2,310,559	$
Contracts in payout phase
NET ASSETS	$2,310,559	$

ACCUMULATION UNITS OUTSTANDING	171,067
UNIT VALUE (ACCUMULATION)	$13.51	$

(1) Cost of investments:	$2,456,196	$
Shares of investments:	128,516
DWS CAPITAL	DWS CORE	DWS CROCI® U.S.	DWS GLOBAL	DWS SMALL CAP
GROWTH VIP	EQUITY VIP	VIP	SMALL CAP VIP	INDEX VIP
29,784,623	$13,073,811	$7,059,737	$1,409,665	$28,546,181
2,412	1,761	387		115,397
				1,513
37,519	13,779	6,368	-	30,653
29,824,554	13,089,351	7,066,492	1,409,665	28,693,744
2,412	1,761	387		116,910
2,952	1,279	709	123	2,746
5,364	3,040	1,096	123	119,656
29,819,190	$13,086,311	$7,065,396	$1,409,542	$28,574,088

29,453,075	$13,016,333	$7,008,442	$1,409,542	$28,036,642
366,115	69,978	56,954		537,446
29,819,190	$13,086,311	$7,065,396	$1,409,542	$28,574,088

971,528	471,908	332,660	128,087	1,189,954
30.32	$27.58	$21.07	$11.00	$23.56

25,760,035	$12,887,992	$6,665,686	$1,483,877	$27,773,209
896,048	1,155,951	437,949	137,663	1,682,156
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DWS SMALL MID
	CAP GROWTH VIP
ASSETS:
Investments at fair value (1)	$1,722,179	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	16,602
Due from Great-West Life & Annuity Insurance Company	-
Total assets	1,738,781
LIABILITIES:
Payable for investments purchased	16,602
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	23,096
Total liabilities	39,698
NET ASSETS	$1,699,083	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,485,853	$
Contracts in payout phase	213,230
NET ASSETS	$1,699,083	$

ACCUMULATION UNITS OUTSTANDING	87,734
UNIT VALUE (ACCUMULATION)	$16.94	$

(1) Cost of investments:	$2,044,566	$
Shares of investments:	126,075
				GOLDMAN
				SACHS VIT
	FEDERATED	FEDERATED		MULTI-
	FUND FOR U.S.	MANAGED	FRANKLIN	STRATEGY
DWS SMALL MID	GOVERNMENT	VOLATILITY	SMALL CAP	ALTERNATIVES
CAP VALUE VIP	SECURITIES II	FUND II	VALUE VIP FUND	PORTFOLIO
3,479,709	$31,023,440	$2,211,681	$3,905,263	$146,522
327			97
	3,629		130
-	74,616	13,265	1,397	-
3,480,036	31,101,685	2,224,946	3,906,887	146,522
	2,081
327	1,548		227
361	3,147	258	364	13
688	6,776	258	591	13
3,479,348	$31,094,909	$2,224,688	$3,906,296	$146,509

3,475,285	$30,407,513	$2,152,030	$3,898,449	$146,509
4,063	687,396	72,658	7,847
3,479,348	$31,094,909	$2,224,688	$3,906,296	$146,509

176,671	1,933,332	79,632	204,056	13,778
19.67	$15.73	$27.02	$19.10	$10.63

3,962,976	$30,929,320	$2,033,007	$4,357,707	$148,121
254,179	2,854,042	195,724	259,486	16,244
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	AGGRESSIVE
	PROFILE FUND
ASSETS:
Investments at fair value (1)	$48,441	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	48,441
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	4
Total liabilities	4
NET ASSETS	$48,437	$
NET ASSETS REPRESENTED BY:

Accumulation units	$48,437	$
Contracts in payout phase
NET ASSETS	$48,437	$

ACCUMULATION UNITS OUTSTANDING	4,299
UNIT VALUE (ACCUMULATION)	$11.27	$

(1) Cost of investments:	$53,485	$
Shares of investments:	8,128
				GREAT-WEST
GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	INVESCO SMALL
ARIEL MID CAP	BOND INDEX	CONSERVATIVE	INTERNATIONAL	CAP VALUE
VALUE FUND	FUND	PROFILE FUND	INDEX FUND	FUND
279,901	$7,297,229	$2,838,403	$1,522,863	$138,009
		2,893
	649		9,077
-	-	-	-	-
279,901	7,297,878	2,841,296	1,531,940	138,009
	649		8,306
		2,893	771
23	584	224	114	11
23	1,233	3,117	9,191	11
279,878	$7,296,645	$2,838,179	$1,522,749	$137,998

279,878	$7,296,645	$2,838,179	$1,522,749	$137,998

279,878	$7,296,645	$2,838,179	$1,522,749	$137,998

23,393	667,781	263,657	142,682	10,613
11.96	$10.93	$10.76	$10.67	$13.00

277,940	$7,092,670	$2,852,715	$1,462,937	$149,629
169,637	502,910	360,661	127,757	13,219
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2015
	FUND
ASSETS:
Investments at fair value (1)	$30,815	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	30,815
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	2
Total liabilities	2
NET ASSETS	$30,813	$
NET ASSETS REPRESENTED BY:

Accumulation units	$30,813	$
Contracts in payout phase
NET ASSETS	$30,813	$

ACCUMULATION UNITS OUTSTANDING	2,804
UNIT VALUE (ACCUMULATION)	$10.99	$

(1) Cost of investments:	$30,052	$
Shares of investments:	2,238
GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
LIFETIME 2020	LIFETIME 2025	LIFETIME 2030	LIFETIME 2035	LIFETIME 2040
FUND	FUND	FUND	FUND	FUND
6,560,523	$643,227	$151,076	$81,170	$19,866
-	-	-	-	-
6,560,523	643,227	151,076	81,170	19,866
460	50	13	7	2
460	50	13	7	2
6,560,063	$643,177	$151,063	$81,163	$19,864

6,560,063	$643,177	$151,063	$81,163	$19,864

6,560,063	$643,177	$151,063	$81,163	$19,864

594,543	58,016	13,574	7,256	1,771
11.03	$11.09	$11.13	$11.19	$11.22

6,685,775	$661,942	$148,814	$87,220	$19,141
601,331	44,483	13,441	5,724	1,775
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2050
	FUND
ASSETS:
Investments at fair value (1)	$52,765	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	52,765
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	4
Total liabilities	4
NET ASSETS	$52,761	$
NET ASSETS REPRESENTED BY:

Accumulation units	$52,761	$
Contracts in payout phase
NET ASSETS	$52,761	$

ACCUMULATION UNITS OUTSTANDING	4,699
UNIT VALUE (ACCUMULATION)	$11.23	$

(1) Cost of investments:	$49,587	$
Shares of investments:	4,541
			GREAT-WEST	GREAT-WEST
GREAT-WEST	GREAT-WEST	GREAT-WEST	MODERATELY	MODERATELY
LIFETIME 2055	MID CAP VALUE	MODERATE	AGGRESSIVE	CONSERVATIVE
FUND	FUND	PROFILE FUND	PROFILE FUND	PROFILE FUND
21,078	$263,128	$6,256,611	$1,551,946	$2,787,181
		6,634
				3,500
-	-	-	-	-
21,078	263,128	6,263,245	1,551,946	2,790,681
				65
		6,634		3,435
1	22	543	128	235
1	22	7,177	128	3,735
21,077	$263,106	$6,256,068	$1,551,818	$2,786,946

21,077	$263,106	$6,256,068	$1,551,818	$2,786,946

21,077	$263,106	$6,256,068	$1,551,818	$2,786,946

1,882	18,952	570,250	140,176	256,774
11.20	$13.88	$10.97	$11.07	$10.85

19,925	$263,128	$6,346,524	$1,570,839	$2,794,481
1,225	20,916	952,300	208,315	332,599
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MULTI-SECTOR
	BOND FUND
ASSETS:
Investments at fair value (1)	$6,943,103	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	57,537
Due from Great-West Life & Annuity Insurance Company	-
Total assets	7,000,640
LIABILITIES:
Payable for investments purchased	57,537
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	520
Total liabilities	58,057
NET ASSETS	$6,942,583	$
NET ASSETS REPRESENTED BY:

Accumulation units	$6,942,583	$
Contracts in payout phase
NET ASSETS	$6,942,583	$

ACCUMULATION UNITS OUTSTANDING	591,509
UNIT VALUE (ACCUMULATION)	$11.74	$

(1) Cost of investments:	$6,738,482	$
Shares of investments:	501,307
				INVESCO
	GREAT-WEST	GREAT-WEST T.	INVESCO	OPPENHEIMER
GREAT-WEST	SECURE-	ROWE PRICE MID	OPPENHEIMER	V.I.
REAL ESTATE	FOUNDATION®	CAP GROWTH	V.I. GLOBAL	INTERNATIONAL
INDEX FUND	BALANCED FUND	FUND	FUND	GROWTH FUND
239,008	$188,589,343	$1,582,801	$31,528,881	$14,758,663
	250,944	156	1,024	43,761
	304,540			6,051
-	-	-	51,911	-
239,008	189,144,827	1,582,957	31,581,816	14,808,475
	555,484	156	1,024	49,812
21	52,708	133	3,162	18,775
21	608,192	289	4,186	68,587
238,987	$188,536,635	$1,582,668	$31,577,630	$14,739,888

238,987	$188,213,776	$1,582,668	$31,202,419	$14,567,738
	322,859		375,211	172,150
238,987	$188,536,635	$1,582,668	$31,577,630	$14,739,888

22,603	13,965,805	110,957	910,732	759,521
10.57	$13.48	$14.26	$34.26	$19.18

240,460	$181,419,497	$1,464,586	$29,721,604	$14,286,576
19,121	14,063,337	51,340	740,984	6,023,944
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	OPPENHEIMER
	V.I. MAIN STREET
	SMALL CAP
	FUND
ASSETS:
Investments at fair value (1)	$1,961,346	$
Investment income due and accrued
Receivable for investments sold	458
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	1,961,804
LIABILITIES:
Payable for investments purchased
Redemptions payable	458
Due to Great-West Life & Annuity Insurance Company	176
Total liabilities	634
NET ASSETS	$1,961,170	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,961,170	$
Contracts in payout phase
NET ASSETS	$1,961,170	$

ACCUMULATION UNITS OUTSTANDING	128,209
UNIT VALUE (ACCUMULATION)	$15.30	$

(1) Cost of investments:	$2,034,710	$
Shares of investments:	84,106
INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.
COMSTOCK	CORE EQUITY	GROWTH &	HIGH YIELD	INTERNATIONAL
FUND	FUND	INCOME FUND	FUND	GROWTH FUND
5,528,725	$3,354,767	$10,510,574	$9,667,712	$15,177,999
71	168		4,794
		15,129		11,033
5,920	16,215	-	5,446	4,533
5,534,716	3,371,150	10,525,703	9,677,952	15,193,565
		7,866		10,671
71	168	7,263	4,794	362
537	392	29,025	795	1,495
608	560	44,154	5,589	12,528
5,534,108	$3,370,590	$10,481,549	$9,672,363	$15,181,037

5,499,507	$3,284,754	$10,142,690	$9,659,893	$15,041,717
34,601	85,836	338,859	12,470	139,320
5,534,108	$3,370,590	$10,481,549	$9,672,363	$15,181,037

239,000	81,825	419,194	659,810	933,761
23.01	$40.14	$24.20	$14.64	$16.11

5,927,088	$2,848,164	$11,189,942	$9,795,661	$13,979,765
322,187	95,988	550,580	1,787,008	388,582
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I. MID
	CAP CORE
	EQUITY FUND
ASSETS:
Investments at fair value (1)	$2,040,271	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	163
Total assets	2,040,434
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	206
Total liabilities	206
NET ASSETS	$2,040,228	$
NET ASSETS REPRESENTED BY:

Accumulation units	$2,029,712	$
Contracts in payout phase	10,516
NET ASSETS	$2,040,228	$

ACCUMULATION UNITS OUTSTANDING	80,757
UNIT VALUE (ACCUMULATION)	$25.13	$

(1) Cost of investments:	$2,241,536	$
Shares of investments:	167,510
			JANUS
			HENDERSON VIT	JANUS
			BALANCED	HENDERSON VIT
INVESCO V.I.	INVESCO V.I.	IVY VIP	PORTFOLIO	BALANCED
SMALL CAP	TECHNOLOGY	INTERNATIONAL	INSTITUTIONAL	PORTFOLIO
EQUITY FUND	FUND	CORE EQUITY	SHARES	SERVICE SHARES
2,771,880	$4,349,985	$2,860,151	$17,211,147	$130,915,568
			4,038
				139,139
-	4,964	-	8,289	-
2,771,880	4,354,949	2,860,151	17,223,474	131,054,707
				139,139
			4,038
1,425	450	226	1,496	64,418
1,425	450	226	5,534	203,557
2,770,455	$4,354,499	$2,859,925	$17,217,940	$130,851,150

2,724,755	$4,313,467	$2,859,925	$17,203,919	$128,796,469
45,700	41,032		14,021	2,054,681
2,770,455	$4,354,499	$2,859,925	$17,217,940	$130,851,150

134,374	327,332	267,785	819,847	6,873,294
20.28	$13.18	$10.68	$20.98	$18.74

2,890,990	$3,560,666	$3,083,528	$13,298,637	$108,280,713
156,338	159,750	182,726	435,946	3,139,462
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

JANUS
JANUS			HENDERSON VIT	JANUS	JANUS
HENDERSON VIT	JANUS	JANUS	GLOBAL	HENDERSON VIT	HENDERSON VIT
FLEXIBLE BOND	HENDERSON VIT	HENDERSON VIT	TECHNOLOGY	GLOBAL	OVERSEAS
PORTFOLIO	FLEXIBLE BOND	GLOBAL	PORTFOLIO	TECHNOLOGY	PORTFOLIO
INSTITUTIONAL	PORTFOLIO	RESEARCH	INSTITUTIONAL	PORTFOLIO	INSTITUTIONAL
SHARES	SERVICE SHARES	PORTFOLIO	SHARES	SERVICE SHARES	SHARES
ASSETS:
Investments at fair value (1)	$20,372,369	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,881
Due from Great-West Life & Annuity Insurance Company	27,687
Total assets	20,401,937
LIABILITIES:
Payable for investments purchased	1,718
Redemptions payable	163
Due to Great-West Life & Annuity Insurance Company	1,848
Total liabilities	3,729
NET ASSETS	$20,398,208	$
NET ASSETS REPRESENTED BY:

Accumulation units	$20,128,007	$
Contracts in payout phase	270,201
NET ASSETS	$20,398,208	$

ACCUMULATION UNITS OUTSTANDING	1,319,068
UNIT VALUE (ACCUMULATION)	$15.26	$

(1) Cost of investments:	$20,388,325	$
Shares of investments:	1,714,846
40,399,453	$13,008,966	$305,763	$9,259,809	$3,217,883
2,615	591
8,285	23,900	-	-	10,076
40,410,353	13,033,457	305,763	9,259,809	3,227,959
2,615	591
4,016	1,358	21	889	375
6,631	1,949	21	889	375
40,403,722	$13,031,508	$305,742	$9,258,920	$3,227,584

39,519,989	$12,830,191	$305,742	$9,258,920	$3,190,645
883,733	201,317			36,939
40,403,722	$13,031,508	$305,742	$9,258,920	$3,227,584

2,425,915	561,345	11,398	344,516	113,786
16.29	$22.86	$26.82	$26.88	$28.04

40,105,317	$9,070,166	$257,020	$8,154,734	$3,408,666
3,110,043	229,881	20,549	616,088	96,662
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	OVERSEAS
	PORTFOLIO
	SERVICE SHARES
ASSETS:
Investments at fair value (1)	$1,120,202	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	14,754
Total assets	1,134,956
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	131
Total liabilities	131
NET ASSETS	$1,134,825	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,083,517	$
Contracts in payout phase	51,308
NET ASSETS	$1,134,825	$

ACCUMULATION UNITS OUTSTANDING	102,423
UNIT VALUE (ACCUMULATION)	$10.58	$

(1) Cost of investments:	$1,038,592	$
Shares of investments:	35,116
		LAZARD
	JPMORGAN	RETIREMENT
JANUS	INSURANCE	EMERGING	LVIP BARON	MFS VIT II
HENDERSON VIT	TRUST SMALL	MARKETS	GROWTH	INTERNATIONAL
RESEARCH	CAP CORE	EQUITY	OPPORTUNITIES	GROWTH
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO
8,186,830	$3,091,452	$14,628,153	$24,507,440	$168,266
				3,753
	16,602	6,095	1,513
38,331	3,218	757	75,279	-
8,225,161	3,111,272	14,635,005	24,584,232	172,019
	16,602	5,877	758
		218	755	3,753
957	283	1,383	2,529	14
957	16,885	7,478	4,042	3,767
8,224,204	$3,094,387	$14,627,527	$24,580,190	$168,252

7,877,225	$3,068,414	$14,403,619	$23,903,446	$168,252
346,979	25,973	223,908	676,744
8,224,204	$3,094,387	$14,627,527	$24,580,190	$168,252

160,872	116,351	919,842	537,211	15,452
48.97	$26.37	$15.66	$44.50	$10.89

5,602,906	$3,275,038	$13,860,737	$18,677,854	$159,502
200,707	134,178	664,916	407,506	11,800
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MFS VIT II
	INTERNATIONAL
	INTRINSIC
	VALUE
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$40,425,186	$
Investment income due and accrued
Receivable for investments sold	7,003
Purchase payments receivable	1,086
Due from Great-West Life & Annuity Insurance Company	12,968
Total assets	40,446,243
LIABILITIES:
Payable for investments purchased
Redemptions payable	8,089
Due to Great-West Life & Annuity Insurance Company	3,874
Total liabilities	11,963
NET ASSETS	$40,434,280	$
NET ASSETS REPRESENTED BY:

Accumulation units	$40,249,452	$
Contracts in payout phase	184,828
NET ASSETS	$40,434,280	$

ACCUMULATION UNITS OUTSTANDING	1,714,574
UNIT VALUE (ACCUMULATION)	$23.47	$

(1) Cost of investments:	$33,314,495	$
Shares of investments:	1,371,740
MFS VIT III				NEUBERGER
BLENDED				BERMAN AMT
RESEARCH			MORGAN	MID CAP
SMALL CAP	MFS VIT III MID		STANLEY VIF U.S.	INTRINSIC
EQUITY	CAP VALUE	MFS VIT	REAL ESTATE	VALUE
PORTFOLIO	PORTFOLIO	UTILITIES SERIES	PORTFOLIO	PORTFOLIO
41,384	$563,468	$7,866,207	$4,926,056	$657,019
			141
-	-	-	45,345	3,093
41,384	563,468	7,866,207	4,971,542	660,112
			141
4	47	28,953	569	58
4	47	28,953	710	58
41,380	$563,421	$7,837,254	$4,970,832	$660,054

41,380	$563,421	$7,804,085	$4,701,287	$639,839
		33,169	269,545	20,215
41,380	$563,421	$7,837,254	$4,970,832	$660,054

3,952	44,905	435,198	86,252	38,778
10.47	$12.55	$17.93	$54.51	$16.50

44,620	$542,624	$6,856,922	$4,732,666	$725,390
3,549	64,470	227,610	224,626	35,172
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	NEUBERGER
	BERMAN AMT
	SUSTAINABLE
	EQUITY
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$660,857	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	660,857
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	44
Total liabilities	44
NET ASSETS	$660,813	$
NET ASSETS REPRESENTED BY:

Accumulation units	$660,813	$
Contracts in payout phase
NET ASSETS	$660,813	$

ACCUMULATION UNITS OUTSTANDING	45,523
UNIT VALUE (ACCUMULATION)	$14.52	$

(1) Cost of investments:	$560,167	$
Shares of investments:	24,503
	PIMCO VIT
	COMMODITY	PIMCO VIT
	REALRETURN	EMERGING	PIMCO VIT HIGH	PIMCO VIT LOW
NVIT MID CAP	STRATEGY	MARKETS BOND	YIELD	DURATION
INDEX FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
22,388,763	$1,390,516	$567,090	$32,318,079	$80,720,121
		2,123	124,114	170,656
3,553			11,271
3,026	95	570	394	84,232
5,799	-	-	-	183,428
22,401,141	1,390,611	569,783	32,453,858	81,158,437
	95	570		82,719
6,579			11,665	1,513
2,223	117	44	4,588	7,747
8,802	212	614	16,253	91,979
22,392,339	$1,390,399	$569,169	$32,437,605	$81,066,458

22,010,643	$1,390,399	$569,169	$32,133,714	$79,834,941
381,696			303,891	1,231,517
22,392,339	$1,390,399	$569,169	$32,437,605	$81,066,458

711,560	231,357	50,906	1,408,191	6,209,031
30.93	$6.01	$11.18	$22.82	$12.86

24,455,399	$1,515,471	$535,071	$31,395,429	$81,715,899
1,049,145	216,929	42,994	4,065,167	7,913,737
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT REAL
	RETURN
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$3,057,641	$
Investment income due and accrued	6,471
Receivable for investments sold
Purchase payments receivable	1,815
Due from Great-West Life & Annuity Insurance Company	-
Total assets	3,065,927
LIABILITIES:
Payable for investments purchased	1,815
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	4,985
Total liabilities	6,800
NET ASSETS	$3,059,127	$
NET ASSETS REPRESENTED BY:

Accumulation units	$3,043,500	$
Contracts in payout phase	15,627
NET ASSETS	$3,059,127	$

ACCUMULATION UNITS OUTSTANDING	286,672
UNIT VALUE (ACCUMULATION)	$10.62	$

(1) Cost of investments:	$2,969,480	$
Shares of investments:	241,902
				PIONEER SELECT
PIMCO VIT			PIONEER MID	MID CAP
TOTAL RETURN	PIONEER BOND	PIONEER FUND	CAP VALUE VCT	GROWTH VCT
PORTFOLIO	VCT PORTFOLIO	VCT PORTFOLIO	PORTFOLIO	PORTFOLIO
136,798,170	$1,293,961	$5,049,644	$1,443,643	$7,300,262
338,325	3,466
82,383
27,210
48,265	-	1,595	4,235	7,192
137,294,353	1,297,427	5,051,239	1,447,878	7,307,454
109,593
12,913	94	514	151	805
122,506	94	514	151	805
137,171,847	$1,297,333	$5,050,725	$1,447,727	$7,306,649

135,619,918	$1,297,333	$4,982,277	$1,428,483	$7,295,662
1,551,929		68,448	19,244	10,987
137,171,847	$1,297,333	$5,050,725	$1,447,727	$7,306,649

9,010,548	118,759	189,454	72,515	220,523
15.05	$10.92	$26.30	$19.70	$33.08

135,431,451	$1,256,327	$5,341,837	$1,553,641	$7,021,778
12,413,627	115,843	337,769	79,190	250,696
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PRUDENTIAL
	SERIES FUND
	EQUITY
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,556,752	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	2,226
Total assets	1,558,978
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	165
Total liabilities	165
NET ASSETS	$1,558,813	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,551,676	$
Contracts in payout phase	7,137
NET ASSETS	$1,558,813	$

ACCUMULATION UNITS OUTSTANDING	46,451
UNIT VALUE (ACCUMULATION)	$33.40	$

(1) Cost of investments:	$875,034	$
Shares of investments:	25,073
PRUDENTIAL
SERIES FUND		PUTNAM VT
NATURAL	PUTNAM VT	GLOBAL ASSET	PUTNAM VT
RESOURCES	EQUITY INCOME	ALLOCATION	GLOBAL HEALTH	PUTNAM VT
PORTFOLIO	FUND	FUND	CARE FUND	INCOME FUND
572,979	$16,785,236	$838,340	$4,694,120	$9,414,436
-	28,862	-	-	-
572,979	16,814,098	838,340	4,694,120	9,414,436
53	1,583	83	3,650	731
53	1,583	83	3,650	731
572,926	$16,812,515	$838,257	$4,690,470	$9,413,705

572,926	$16,287,669	$838,257	$4,684,159	$9,413,705
	524,846		6,311
572,926	$16,812,515	$838,257	$4,690,470	$9,413,705

63,263	737,046	63,961	188,404	818,841
9.06	$22.10	$13.11	$24.86	$11.50

890,815	$14,740,128	$844,198	$4,554,878	$8,919,141
24,445	624,451	49,460	281,085	809,496
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	INTERNATIONAL
	EQUITY FUND
ASSETS:
Investments at fair value (1)	$1,363,625	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	1,363,625
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	115
Total liabilities	115
NET ASSETS	$1,363,510	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,363,510	$
Contracts in payout phase
NET ASSETS	$1,363,510	$

ACCUMULATION UNITS OUTSTANDING	107,888
UNIT VALUE (ACCUMULATION)	$12.64	$

(1) Cost of investments:	$1,278,370	$
Shares of investments:	89,890
	PUTNAM VT
PUTNAM VT	MORTGAGE	PUTNAM VT	PUTNAM VT	ROYCE CAPITAL
INTERNATIONAL	SECURITIES	MULTI-CAP CORE	SMALL CAP	FUND - SMALL-
VALUE FUND	FUND	FUND	VALUE FUND	CAP PORTFOLIO
907,580	$6,459,653	$1,027,945	$31,642	$3,372,221
	592
-	1,219	-	-	1,418
907,580	6,461,464	1,027,945	31,642	3,373,639
	592
71	626	97	3	344
71	1,218	97	3	344
907,509	$6,460,246	$1,027,848	$31,639	$3,373,295

907,509	$6,401,322	$1,027,848	$31,639	$3,337,815
	58,924			35,480
907,509	$6,460,246	$1,027,848	$31,639	$3,373,295

82,574	543,215	58,601	2,528	127,457
10.99	$11.78	$17.54	$12.52	$26.19

919,657	$6,088,794	$972,276	$35,907	$4,051,185
86,933	635,793	52,260	3,177	421,001
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	SCHWAB
	GOVERNMENT
	MONEY MARKET
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$134,253,674	$
Investment income due and accrued	226,574
Receivable for investments sold
Purchase payments receivable	555,077
Due from Great-West Life & Annuity Insurance Company	290,832
Total assets	135,326,157
LIABILITIES:
Payable for investments purchased	414,736
Redemptions payable	140,341
Due to Great-West Life & Annuity Insurance Company	13,221
Total liabilities	568,298
NET ASSETS	$134,757,859	$
NET ASSETS REPRESENTED BY:

Accumulation units	$131,299,045	$
Contracts in payout phase	3,458,814
NET ASSETS	$134,757,859	$

ACCUMULATION UNITS OUTSTANDING	11,949,456
UNIT VALUE (ACCUMULATION)	$10.99	$

(1) Cost of investments:	$134,253,674	$
Shares of investments:	134,253,674
		SCHWAB VIT		T. ROWE PRICE
SCHWAB S&P 500	SCHWAB VIT	BALANCED WITH	SCHWAB VIT	HEALTH
INDEX	BALANCED	GROWTH	GROWTH	SCIENCES
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
437,857,645	$6,873,887	$7,323,599	$3,149,199	$1,170,630
618,136		1,177
29,278
474,436	-	-	-	-
438,979,495	6,873,887	7,324,776	3,149,199	1,170,630
647,414		1,177
41,728	469	517	215	87
689,142	469	1,694	215	87
438,290,353	$6,873,418	$7,323,082	$3,148,984	$1,170,543

431,823,243	$6,873,418	$7,323,082	$3,148,984	$1,170,543
6,467,110
438,290,353	$6,873,418	$7,323,082	$3,148,984	$1,170,543

16,582,810	570,815	574,030	234,754	58,429
26.04	$12.04	$12.76	$13.41	$20.03

308,193,578	$6,544,068	$6,737,145	$2,954,312	$1,102,323
9,221,939	518,784	501,960	193,916	23,497
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	T. ROWE PRICE
	HEALTH
	SCIENCES
	PORTFOLIO
	CLASS II
ASSETS:
Investments at fair value (1)	$2,473,831	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	16,602
Due from Great-West Life & Annuity Insurance Company	1,613
Total assets	2,492,046
LIABILITIES:
Payable for investments purchased	16,602
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	240
Total liabilities	16,842
NET ASSETS	$2,475,204	$
NET ASSETS REPRESENTED BY:

Accumulation units	$2,413,614	$
Contracts in payout phase	61,590
NET ASSETS	$2,475,204	$

ACCUMULATION UNITS OUTSTANDING	121,381
UNIT VALUE (ACCUMULATION)	$19.88	$

(1) Cost of investments:	$2,216,437	$
Shares of investments:	52,103
		THIRD AVENUE
		VALUE
TEMPLETON	TEMPLETON	PORTFOLIO		TOUCHSTONE
FOREIGN VIP	GLOBAL BOND	VARIABLE	TOUCHSTONE VST	VST COMMON
FUND	VIP FUND	SERIES	BOND FUND	STOCK FUND
7,194,839	$9,473,157	$1,308,552	$6,088,316	$9,717,732
	14,888
2,713	-	2,504	-	7,355
7,197,552	9,488,045	1,311,056	6,088,316	9,725,087
	14,888
671	8,961	128	1,304	963
671	23,849	128	1,304	963
7,196,881	$9,464,196	$1,310,928	$6,087,012	$9,724,124

7,168,174	$9,369,875	$1,297,435	$6,054,595	$9,691,692
28,707	94,321	13,493	32,417	32,432
7,196,881	$9,464,196	$1,310,928	$6,087,012	$9,724,124

586,381	931,513	119,804	476,406	279,345
12.22	$10.06	$10.83	$12.71	$34.69

7,651,074	$9,759,047	$1,098,909	$5,810,053	$11,049,796
516,500	593,185	80,775	607,616	1,055,128
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

			INVESTMENT DIVISIONS
				VAN ECK VIP
	TOUCHSTONE			UNCONSTRAINED	VANGUARD VIF	VANGUARD VIF
	VST COMMON	TOUCHSTONE	VAN ECK VIP	EMERGING	CAPITAL	DIVERSIFIED
	STOCK FUND	VST SMALL	GLOBAL HARD	MARKETS BOND	GROWTH	VALUE
	CLASS SC	COMPANY FUND	ASSETS FUND	FUND	PORTFOLIO	PORTFOLIO
ASSETS:
Investments at fair value (1)	$4,012,478	$7,015,848	$2,433,862	$3,737,416	$6,005,728	$5,370,138
Investment income due and accrued
Receivable for investments sold		158		10,404	808	467
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	289	-	179	8,022	-	-
Total assets	4,012,767	7,016,006	2,434,041	3,755,842	6,006,536	5,370,605
LIABILITIES:
Payable for investments purchased
Redemptions payable		158		10,404	808	467
Due to Great-West Life & Annuity Insurance Company	368	669	225	382	4,775	4,704
Total liabilities	368	827	225	10,786	5,583	5,171
NET ASSETS	$4,012,399	$7,015,179	$2,433,816	$3,745,056	$6,000,953	$5,365,434
NET ASSETS REPRESENTED BY:

Accumulation units	$3,966,818	$7,015,179	$2,430,464	$3,700,615	$5,984,358	$5,348,928
Contracts in payout phase	45,581		3,352	44,441	16,595	16,506
NET ASSETS	$4,012,399	$7,015,179	$2,433,816	$3,745,056	$6,000,953	$5,365,434

ACCUMULATION UNITS OUTSTANDING	127,399	261,874	312,874	299,892	304,886	372,414
UNIT VALUE (ACCUMULATION)	$31.14	$26.79	$7.77	$12.34	$19.63	$14.36

(1) Cost of investments:	$3,693,134	$7,441,211	$2,762,783	$3,633,306	$5,154,924	$5,044,095
Shares of investments:	436,139	512,480	133,289	429,095	147,344	326,452
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	VANGUARD VIF
	MID-CAP INDEX
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$12,911,361	$
Investment income due and accrued
Receivable for investments sold	5,424
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	-
Total assets	12,916,785
LIABILITIES:
Payable for investments purchased
Redemptions payable	5,424
Due to Great-West Life & Annuity Insurance Company	937
Total liabilities	6,361
NET ASSETS	$12,910,424	$
NET ASSETS REPRESENTED BY:

Accumulation units	$12,910,424	$
Contracts in payout phase
NET ASSETS	$12,910,424	$

ACCUMULATION UNITS OUTSTANDING	791,710
UNIT VALUE (ACCUMULATION)	$16.31	$

(1) Cost of investments:	$12,034,104	$
Shares of investments:	537,302
	VANGUARD VIF
VANGUARD VIF	SMALL
REAL ESTATE	COMPANY	WELLS FARGO VT	WELLS FARGO VT	WELLS FARGO VT
INDEX	GROWTH	DISCOVERY	OMEGA GROWTH	OPPORTUNITY
PORTFOLIO	PORTFOLIO	FUND	FUND	FUND
6,145,290	$4,384,259	$8,902,534	$2,106,445	$5,999,475
		1
	1,196
3,057
-	-	11,378	173	94,495
6,148,347	4,385,455	8,913,913	2,106,618	6,093,970
3,057
	1,196
1,792	1,118	830	239	608
4,849	2,314	830	239	608
6,143,498	$4,383,141	$8,913,083	$2,106,379	$6,093,362

6,138,326	$4,380,086	$8,856,728	$2,078,209	$5,931,888
5,172	3,055	56,355	28,170	161,474
6,143,498	$4,383,141	$8,913,083	$2,106,379	$6,093,362

397,413	253,713	292,206	107,306	176,183
15.45	$17.26	$30.31	$19.37	$33.67

5,673,888	$4,375,453	$8,297,286	$2,069,854	$5,716,625
447,255	189,959	271,006	68,951	224,868
The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AB VPS GROWTH
	AND INCOME
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$107,089	$
EXPENSES:
Mortality and expense risk	58,997
NET INVESTMENT INCOME (LOSS)	48,092
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	314,462
Realized gain on distributions	909,432
Net realized gain (loss) on investments	1,223,894
Change in net unrealized appreciation (depreciation)
on investments	441,340
Net realized and unrealized gain (loss) on investments	1,665,234
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,713,326	$

AB VPS	AB VPS		AB VPS REAL	AB VPS
INTERNATIONAL	INTERNATIONAL	AB VPS LARGE	ESTATE	SMALL/MID CAP
GROWTH	VALUE	CAP GROWTH	INVESTMENT	VALUE
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
			(1)
42,021	$19,901	$0	$573,912	$27,699
54,346	15,537	52,977	37,962	35,833
(12,325)	4,364	(52,977)	535,950	(8,134)
107,438	(24,262)	(343,367)	(1,640,018)	8,823
179,238	0	2,671,567	1,439,836	516,852
286,676	(24,262)	2,328,200	(200,182)	525,675
1,457,666	346,387	73,473	1,972,621	347,079
1,744,342	322,125	2,401,673	1,772,439	872,754
1,732,017	$326,489	$2,348,696	$2,308,389	$864,620

(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER
	BALANCED
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$12,753	$
EXPENSES:
Mortality and expense risk	6,223
NET INVESTMENT INCOME (LOSS)	6,530
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,252
Realized gain on distributions	21,468
Net realized gain (loss) on investments	32,720
Change in net unrealized appreciation (depreciation)
on investments	113,437
Net realized and unrealized gain (loss) on investments	146,157
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$152,687	$

				AMERICAN
			ALPS RED ROCKS	CENTURY
ALGER CAPITAL	ALGER LARGE	ALGER MID CAP	LISTED PRIVATE	INVESTMENTS
APPRECIATION	CAP GROWTH	GROWTH	EQUITY	VP BALANCED
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND
0	$0	$0	$0	$431,654
14,536	223,895	38,178	1,200	196,335
(14,536)	(223,895)	(38,178)	(1,200)	235,319
(17,017)	621,292	370,338	243	257,377
260,231	537,464	527,069	2,543	601,851
243,214	1,158,756	897,407	2,786	859,228
385,269	5,719,373	338,860	58,381	3,625,489
628,483	6,878,129	1,236,267	61,167	4,484,717
613,947	$6,654,234	$1,198,089	$59,967	$4,720,036

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP INCOME &
	GROWTH FUND
INVESTMENT INCOME:
Dividends	$153,721	$
EXPENSES:
Mortality and expense risk	49,965
NET INVESTMENT INCOME (LOSS)	103,756
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(19,240)
Realized gain on distributions	624,883
Net realized gain (loss) on investments	605,643
Change in net unrealized appreciation (depreciation)
on investments	804,499
Net realized and unrealized gain (loss) on investments	1,410,142
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,513,898	$

AMERICAN
CENTURY	AMERICAN
INVESTMENTS	CENTURY	AMERICAN	AMERICAN	AMERICAN
VP	INVESTMENTS	CENTURY	FUNDS IS	FUNDS IS
INTERNATIONAL	VP MID CAP	INVESTMENTS	GLOBAL	GROWTH-
FUND	VALUE FUND	VP VALUE FUND	GROWTH FUND	INCOME FUND
59,382	$212,320	$490,690	$25,472	$49,391
47,308	78,913	169,998	9,753	14,679
12,074	133,407	320,692	15,719	34,712
76,927	18,125	1,043,882	41,269	(2,979)
356,671	1,163,690	1,329,531	98,523	211,601
433,598	1,181,815	2,373,413	139,792	208,622
1,117,927	1,386,375	2,730,121	360,700	263,699
1,551,525	2,568,190	5,103,534	500,492	472,321
1,563,599	$2,701,597	$5,424,226	$516,211	$507,033

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	FUNDS IS
	INTERNATIONAL
	FUND
INVESTMENT INCOME:
Dividends	$29,974	$
EXPENSES:
Mortality and expense risk	10,698
NET INVESTMENT INCOME (LOSS)	19,276
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,712)
Realized gain on distributions	42,778
Net realized gain (loss) on investments	39,066
Change in net unrealized appreciation (depreciation)
on investments	302,746
Net realized and unrealized gain (loss) on investments	341,812
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$361,088	$

	BLACKROCK	BLACKROCK
AMERICAN	60/40 TARGET	GLOBAL	BNY MELLON IP	BNY MELLON VIF
FUNDS IS NEW	ALLOCATION ETF	ALLOCATION VI	MIDCAP STOCK	APPRECIATION
WORLD FUND	VI FUND	FUND	PORTFOLIO	PORTFOLIO
	(1)
34,999	$8,131	$112,401	$19,385	$101,544
19,852	1,099	55,975	19,772	66,367
15,147	7,032	56,426	(387)	35,177
25,969	3,134	19,539	(53,814)	(136,333)
129,602	3,920	294,752	214,568	960,812
155,571	7,054	314,291	160,754	824,479
668,653	13,032	1,028,884	333,464	1,732,822
824,224	20,086	1,343,175	494,218	2,557,301
839,371	$27,118	$1,399,601	$493,831	$2,592,478

(1) For the period July 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	BNY MELLON VIF
	GROWTH AND
	INCOME
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$57,927	$
EXPENSES:
Mortality and expense risk	39,029
NET INVESTMENT INCOME (LOSS)	18,898
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,834)
Realized gain on distributions	591,383
Net realized gain (loss) on investments	573,549
Change in net unrealized appreciation (depreciation)
on investments	705,627
Net realized and unrealized gain (loss) on investments	1,279,176
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,298,074	$

	CLEARBRIDGE		CLEARBRIDGE	COLUMBIA
BNY MELLON VIF	VARIABLE		VARIABLE	VARIABLE
OPPORTUNISTIC	LARGE CAP	CLEARBRIDGE	SMALL CAP	PORTFOLIO -
SMALL CAP	GROWTH	VARIABLE MID	GROWTH	LARGE CAP
PORTFOLIO	PORTFOLIO	CAP PORTFOLIO	PORTFOLIO	GROWTH FUND
0	$3,666	$1,299	$0	$0
4,235	4,908	1,491	9,538	21,953
(4,235)	(1,242)	(192)	(9,538)	(21,953)
(5,659)	10,937	1,197	52,838	162,400
109,015	59,593	2,196	162,251	0
103,356	70,530	3,393	215,089	162,400
12,338	121,332	61,697	172,828	716,083
115,694	191,862	65,090	387,917	878,483
111,459	$190,620	$64,898	$378,379	$856,530

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	COLUMBIA
	VARIABLE
	PORTFOLIO -
	SELIGMAN
	GLOBAL
	TECHNOLOGY
	FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	102,558
NET INVESTMENT INCOME (LOSS)	(102,558)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(217,975)
Realized gain on distributions	2,098,576
Net realized gain (loss) on investments	1,880,601
Change in net unrealized appreciation (depreciation)
on investments	3,583,200
Net realized and unrealized gain (loss) on investments	5,463,801
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,361,243	$

COLUMBIA
VARIABLE		DELAWARE VIP
PORTFOLIO -	DELAWARE VIP	INTERNATIONAL	DELAWARE VIP	DELAWARE VIP
SMALL CAP	EMERGING	VALUE EQUITY	SMALL CAP	SMID CAP CORE
VALUE FUND	MARKETS SERIES	SERIES	VALUE SERIES	SERIES
4,411	$27,255	$3,066	$213,783	$53,189
11,947	24,550	1,137	145,328	62,765
(7,536)	2,705	1,929	68,455	(9,576)
(94,485)	(99,998)	(3,841)	99,233	(869,816)
144,112	84,404	2,387	1,596,674	519,249
49,627	(15,594)	(1,454)	1,695,907	(350,567)
243,380	795,656	37,863	3,023,706	2,547,165
293,007	780,062	36,409	4,719,613	2,196,598
285,471	$782,767	$38,338	$4,788,068	$2,187,022

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DELAWARE VIP
	VALUE SERIES
INVESTMENT INCOME:
Dividends	$9,480	$
EXPENSES:
Mortality and expense risk	4,202
NET INVESTMENT INCOME (LOSS)	5,278
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,173
Realized gain on distributions	37,498
Net realized gain (loss) on investments	54,671
Change in net unrealized appreciation (depreciation)
on investments	89,294
Net realized and unrealized gain (loss) on investments	143,965
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$149,243	$

DIMENSIONAL
VA US
TARGETED
VALUE	DWS CAPITAL	DWS CORE	DWS CROCI® U.S.	DWS GLOBAL
PORTFOLIO	GROWTH VIP	EQUITY VIP	VIP	SMALL CAP VIP
31,700	$115,617	$138,506	$125,299	$0
10,545	198,020	89,951	47,614	8,367
21,155	(82,403)	48,555	77,685	(8,367)
(33,679)	276,304	(168,818)	(47,323)	(88,823)
55,702	2,968,648	1,384,953	533,698	62,541
22,023	3,244,952	1,216,135	486,375	(26,282)
359,104	4,977,838	1,913,417	1,217,231	248,621
381,127	8,222,790	3,129,552	1,703,606	222,339
402,282	$8,140,387	$3,178,107	$1,781,291	$213,972

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DWS SMALL CAP
	INDEX VIP
INVESTMENT INCOME:
Dividends	$258,324	$
EXPENSES:
Mortality and expense risk	180,438
NET INVESTMENT INCOME (LOSS)	77,886
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,619
Realized gain on distributions	2,126,691
Net realized gain (loss) on investments	2,175,310
Change in net unrealized appreciation (depreciation)
on investments	3,195,384
Net realized and unrealized gain (loss) on investments	5,370,694
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,448,580	$

		FEDERATED	FEDERATED
DWS SMALL MID		FUND FOR U.S.	MANAGED	FRANKLIN
CAP GROWTH	DWS SMALL MID	GOVERNMENT	VOLATILITY	SMALL CAP
VIP	CAP VALUE VIP	SECURITIES II	FUND II	VALUE VIP FUND
0	$25,939	$709,583	$43,801	$42,514
10,999	25,083	226,232	17,825	26,908
(10,999)	856	483,351	25,976	15,606
(176,908)	(113,601)	(181,112)	37,401	(426,907)
198,570	257,559	0	0	677,275
21,662	143,958	(181,112)	37,401	250,368
311,118	509,368	1,174,064	304,598	663,625
332,780	653,326	992,952	341,999	913,993
321,781	$654,182	$1,476,303	$367,975	$929,599

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GOLDMAN
	SACHS VIT
	MULTI-
	STRATEGY
	ALTERNATIVES
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$3,976	$
EXPENSES:
Mortality and expense risk	1,003
NET INVESTMENT INCOME (LOSS)	2,973
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,138)
Realized gain on distributions	0
Net realized gain (loss) on investments	(4,138)
Change in net unrealized appreciation (depreciation)
on investments	14,759
Net realized and unrealized gain (loss) on investments	10,621
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,594	$

GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
AGGRESSIVE	ARIEL MID CAP	BOND INDEX	CONSERVATIVE	INTERNATIONAL
PROFILE FUND	VALUE FUND	FUND	PROFILE FUND	INDEX FUND
				(1)
869	$2,416	$78,688	$56,784	$32,395
243	1,314	35,890	14,637	2,247
626	1,102	42,798	42,147	30,148
(38)	(6,637)	234,301	(23,140)	1,012
5,909	15,328	0	100,673	3,716
5,871	8,691	234,301	77,533	4,728
2,559	39,146	188,508	146,152	59,926
8,430	47,837	422,809	223,685	64,654
9,056	$48,939	$465,607	$265,832	$94,802

(1) For the period May 14, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	INVESCO SMALL
	CAP VALUE
	FUND
INVESTMENT INCOME:
Dividends	$792	$
EXPENSES:
Mortality and expense risk	932
NET INVESTMENT INCOME (LOSS)	(140)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,209)
Realized gain on distributions	0
Net realized gain (loss) on investments	(6,209)
Change in net unrealized appreciation (depreciation)
on investments	29,810
Net realized and unrealized gain (loss) on investments	23,601
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,461	$

GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
LIFETIME 2015	LIFETIME 2020	LIFETIME 2025	LIFETIME 2030	LIFETIME 2035
FUND	FUND	FUND	FUND	FUND
427	$117,868	$9,161	$2,537	$1,119
129	31,414	3,038	704	489
298	86,454	6,123	1,833	630
(6)	(2,494)	(187)	(11)	(55)
1,398	290,009	34,379	6,739	5,740
1,392	287,515	34,192	6,728	5,685
1,357	507,307	38,682	9,061	7,980
2,749	794,822	72,874	15,789	13,665
3,047	$881,276	$78,997	$17,622	$14,295

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2040
	FUND
	(1)
INVESTMENT INCOME:
Dividends	$355	$
EXPENSES:
Mortality and expense risk	108
NET INVESTMENT INCOME (LOSS)	247
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3
Realized gain on distributions	1,337
Net realized gain (loss) on investments	1,340
Change in net unrealized appreciation (depreciation)
on investments	725
Net realized and unrealized gain (loss) on investments	2,065
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,312	$

				GREAT-WEST
GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	MODERATELY
LIFETIME 2050	LIFETIME 2055	MID CAP VALUE	MODERATE	AGGRESSIVE
FUND	FUND	FUND	PROFILE FUND	PROFILE FUND
927	$240	$475	$87,978	$17,505
239	95	1,623	24,541	4,399
688	145	(1,148)	63,437	13,106
24	4	(6,318)	(82,614)	(267)
3,565	1,556	0	372,713	94,016
3,589	1,560	(6,318)	290,099	93,749
6,073	2,386	53,046	232,183	13,040
9,662	3,946	46,728	522,282	106,789
10,350	$4,091	$45,580	$585,719	$119,895

(1) For the period February 6, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MODERATELY
	CONSERVATIVE
	PROFILE FUND
INVESTMENT INCOME:
Dividends	$36,504	$
EXPENSES:
Mortality and expense risk	7,826
NET INVESTMENT INCOME (LOSS)	28,678
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(9,464)
Realized gain on distributions	94,301
Net realized gain (loss) on investments	84,837
Change in net unrealized appreciation (depreciation)
on investments	11,252
Net realized and unrealized gain (loss) on investments	96,089
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$124,767	$

		GREAT-WEST	GREAT-WEST T.	INVESCO
GREAT-WEST	GREAT-WEST	SECURE-	ROWE PRICE MID	OPPENHEIMER
MULTI-SECTOR	REAL ESTATE	FOUNDATION®	CAP GROWTH	V.I. GLOBAL
BOND FUND	INDEX FUND	BALANCED FUND	FUND	FUND
	(1)
84,861	$0	$3,540,826	$148	$263,249
35,118	587	1,180,022	7,554	215,740
49,743	(587)	2,360,804	(7,406)	47,509
56,459	1,672	369,641	11,028	1,032,625
8,935	8,282	9,568,786	33,294	4,158,191
65,394	9,954	9,938,427	44,322	5,190,816
423,320	(1,452)	15,557,428	273,432	2,678,740
488,714	8,502	25,495,855	317,754	7,869,556
538,457	$7,915	$27,856,659	$310,348	$7,917,065

(1) For the period August 1, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	OPPENHEIMER
	V.I.
	INTERNATIONAL
	GROWTH FUND
INVESTMENT INCOME:
Dividends	$148,675	$
EXPENSES:
Mortality and expense risk	93,728
NET INVESTMENT INCOME (LOSS)	54,947
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(178,011)
Realized gain on distributions	729,006
Net realized gain (loss) on investments	550,995
Change in net unrealized appreciation (depreciation)
on investments	2,847,385
Net realized and unrealized gain (loss) on investments	3,398,380
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,453,327	$

INVESCO
OPPENHEIMER
V.I. MAIN	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.
STREET SMALL	COMSTOCK	CORE EQUITY	GROWTH &	HIGH YIELD
CAP FUND	FUND	FUND	INCOME FUND	FUND
4,057	$107,623	$29,859	$186,626	$543,008
12,929	38,086	27,196	74,955	41,087
(8,872)	69,537	2,663	111,671	501,921
(194,525)	(109,787)	110,237	(581,290)	28,737
187,345	699,358	362,869	1,111,066	0
(7,180)	589,571	473,106	529,776	28,737
486,136	514,196	298,487	1,635,376	151,742
478,956	1,103,767	771,593	2,165,152	180,479
470,084	$1,173,304	$774,256	$2,276,823	$682,400

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	INTERNATIONAL
	GROWTH FUND
INVESTMENT INCOME:
Dividends	$213,233	$
EXPENSES:
Mortality and expense risk	97,233
NET INVESTMENT INCOME (LOSS)	116,000
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	96,465
Realized gain on distributions	861,392
Net realized gain (loss) on investments	957,857
Change in net unrealized appreciation (depreciation)
on investments	2,138,864
Net realized and unrealized gain (loss) on investments	3,096,721
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,212,721	$

				JANUS
				HENDERSON VIT
				BALANCED
INVESCO V.I. MID	INVESCO V.I.	INVESCO V.I.	IVY VIP	PORTFOLIO
CAP CORE	SMALL CAP	TECHNOLOGY	INTERNATIONAL	INSTITUTIONAL
EQUITY FUND	EQUITY FUND	FUND	CORE EQUITY	SHARES
9,473	$0	$0	$42,698	$315,252
14,153	18,056	28,373	15,399	105,101
(4,680)	(18,056)	(28,373)	27,299	210,151
(20,792)	(32,038)	170,635	(48,748)	497,429
207,754	314,910	324,099	224,170	454,641
186,962	282,872	494,734	175,422	952,070
233,634	290,114	630,519	248,035	2,088,455
420,596	572,986	1,125,253	423,457	3,040,525
415,916	$554,930	$1,096,880	$450,756	$3,250,676

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	BALANCED
	PORTFOLIO
	SERVICE SHARES
INVESTMENT INCOME:
Dividends	$1,901,175	$
EXPENSES:
Mortality and expense risk	804,219
NET INVESTMENT INCOME (LOSS)	1,096,956
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,583,934
Realized gain on distributions	2,904,596
Net realized gain (loss) on investments	5,488,530
Change in net unrealized appreciation (depreciation)
on investments	15,100,706
Net realized and unrealized gain (loss) on investments	20,589,236
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,686,192	$

			JANUS
JANUS			HENDERSON VIT	JANUS
HENDERSON VIT	JANUS	JANUS	GLOBAL	HENDERSON VIT
FLEXIBLE BOND	HENDERSON VIT	HENDERSON VIT	TECHNOLOGY	GLOBAL
PORTFOLIO	FLEXIBLE BOND	GLOBAL	PORTFOLIO	TECHNOLOGY
INSTITUTIONAL	PORTFOLIO	RESEARCH	INSTITUTIONAL	PORTFOLIO
SHARES	SERVICE SHARES	PORTFOLIO	SHARES	SERVICE SHARES
664,069	$1,116,256	$120,006	$1,416	$34,176
133,314	287,631	90,568	1,622	56,529
530,755	828,625	29,438	(206)	(22,353)
(22,498)	(151,444)	519,578	9,642	224,993
0	0	714,568	23,513	567,387
(22,498)	(151,444)	1,234,146	33,155	792,380
1,179,581	2,525,059	1,620,199	76,673	1,965,791
1,157,083	2,373,615	2,854,345	109,828	2,758,171
1,687,838	$3,202,240	$2,883,783	$109,622	$2,735,818

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	OVERSEAS
	PORTFOLIO
	INSTITUTIONAL
	SHARES
INVESTMENT INCOME:
Dividends	$57,426	$
EXPENSES:
Mortality and expense risk	25,537
NET INVESTMENT INCOME (LOSS)	31,889
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(164,551)
Realized gain on distributions	0
Net realized gain (loss) on investments	(164,551)
Change in net unrealized appreciation (depreciation)
on investments	820,804
Net realized and unrealized gain (loss) on investments	656,253
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$688,142	$

			LAZARD
JANUS		JPMORGAN	RETIREMENT
HENDERSON VIT	JANUS	INSURANCE	EMERGING	LVIP BARON
OVERSEAS	HENDERSON VIT	TRUST SMALL	MARKETS	GROWTH
PORTFOLIO	RESEARCH	CAP CORE	EQUITY	OPPORTUNITIES
SERVICE SHARES	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND
23,430	$34,799	$12,397	$119,486	$0
11,563	65,203	19,940	92,767	172,746
11,867	(30,404)	(7,543)	26,719	(172,746)
95,426	342,677	(34,944)	(125,416)	851,841
0	787,624	358,109	0	654,811
95,426	1,130,301	323,165	(125,416)	1,506,652
188,412	1,122,337	288,419	2,239,153	5,216,792
283,838	2,252,638	611,584	2,113,737	6,723,444
295,705	$2,222,234	$604,041	$2,140,456	$6,550,698

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MFS VIT II
	INTERNATIONAL
	GROWTH
	PORTFOLIO
	(1)
INVESTMENT INCOME:
Dividends	$547	$
EXPENSES:
Mortality and expense risk	286
NET INVESTMENT INCOME (LOSS)	261
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	165
Realized gain on distributions	4,903
Net realized gain (loss) on investments	5,068
Change in net unrealized appreciation (depreciation)
on investments	8,764
Net realized and unrealized gain (loss) on investments	13,832
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,093	$

	MFS VIT III
MFS VIT II	BLENDED
INTERNATIONAL	RESEARCH			MORGAN
INTRINSIC	SMALL CAP	MFS VIT III MID		STANLEY VIF U.S.
VALUE	EQUITY	CAP VALUE	MFS VIT	REAL ESTATE
PORTFOLIO	PORTFOLIO	PORTFOLIO	UTILITIES SERIES	PORTFOLIO
	(2)
558,853	$262	$5,853	$299,989	$94,937
264,204	118	2,731	49,852	43,041
294,649	144	3,122	250,137	51,896
1,213,422	(20)	(826)	314,736	66,060
1,171,504	5,823	38,549	23,761	188,710
2,384,926	5,803	37,723	338,497	254,770
5,669,669	(3,236)	76,204	817,161	509,600
8,054,595	2,567	113,927	1,155,658	764,370
8,349,244	$2,711	$117,049	$1,405,795	$816,266

(1)For the period June 4, 2019 to December 31, 2019.

(2)For the period July 2, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	NEUBERGER
	BERMAN AMT
	MID CAP
	INTRINSIC
	VALUE
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,959	$
EXPENSES:
Mortality and expense risk	5,944
NET INVESTMENT INCOME (LOSS)	(3,985)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	6,145
Realized gain on distributions	87,719
Net realized gain (loss) on investments	93,864
Change in net unrealized appreciation (depreciation)
on investments	20,485
Net realized and unrealized gain (loss) on investments	114,349
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$110,364	$

NEUBERGER		PIMCO VIT
BERMAN AMT		COMMODITY	PIMCO VIT
SUSTAINABLE		REALRETURN	EMERGING	PIMCO VIT HIGH
EQUITY	NVIT MID CAP	STRATEGY	MARKETS BOND	YIELD
PORTFOLIO	INDEX FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO
1,696	$238,809	$57,782	$27,662	$1,573,712
2,806	152,442	7,838	3,520	225,654
(1,110)	86,367	49,944	24,142	1,348,058
3,313	(229,767)	(22,988)	(2,950)	51,789
32,565	3,383,310	0	0	0
35,878	3,153,543	(22,988)	(2,950)	51,789
90,195	1,215,919	101,256	60,581	2,491,708
126,073	4,369,462	78,268	57,631	2,543,497
124,963	$4,455,829	$128,212	$81,773	$3,891,555

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT LOW
	DURATION
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$2,203,275	$
EXPENSES:
Mortality and expense risk	559,363
NET INVESTMENT INCOME (LOSS)	1,643,912
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(498,993)
Realized gain on distributions	0
Net realized gain (loss) on investments	(498,993)
Change in net unrealized appreciation (depreciation)
on investments	1,431,327
Net realized and unrealized gain (loss) on investments	932,334
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,576,246	$

PIMCO VIT REAL	PIMCO VIT			PIONEER MID
RETURN	TOTAL RETURN	PIONEER BOND	PIONEER FUND	CAP VALUE VCT
PORTFOLIO	PORTFOLIO	VCT PORTFOLIO	VCT PORTFOLIO	PORTFOLIO
47,271	$3,892,304	$29,169	$44,437	$15,777
16,129	893,852	4,656	30,283	11,097
31,142	2,998,452	24,513	14,154	4,680
(47)	(713,289)	2,617	(289,381)	(32,011)
0	0	0	611,181	94,053
(47)	(713,289)	2,617	321,800	62,042
170,774	7,004,937	38,534	689,467	274,479
170,727	6,291,648	41,151	1,011,267	336,521
201,869	$9,290,100	$65,664	$1,025,421	$341,201

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIONEER SELECT
	MID CAP
	GROWTH VCT
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	60,217
NET INVESTMENT INCOME (LOSS)	(60,217)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	83,345
Realized gain on distributions	949,677
Net realized gain (loss) on investments	1,033,022
Change in net unrealized appreciation (depreciation)
on investments	1,004,748
Net realized and unrealized gain (loss) on investments	2,037,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,977,553	$

	PRUDENTIAL
PRUDENTIAL	SERIES FUND		PUTNAM VT
SERIES FUND	NATURAL	PUTNAM VT	GLOBAL ASSET	PUTNAM VT
EQUITY	RESOURCES	EQUITY INCOME	ALLOCATION	GLOBAL HEALTH
PORTFOLIO	PORTFOLIO	FUND	FUND	CARE FUND
0	$0	$255,152	$16,075	$0
11,140	4,029	96,594	6,298	33,320
(11,140)	(4,029)	158,558	9,777	(33,320)
17,227	(44,727)	169,778	(30,120)	(194,163)
0	0	1,090,415	28,622	203,650
17,227	(44,727)	1,260,193	(1,498)	9,487
338,388	109,855	2,133,115	132,820	1,153,162
355,615	65,128	3,393,308	131,322	1,162,649
344,475	$61,099	$3,551,866	$141,099	$1,129,329

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	INCOME FUND
INVESTMENT INCOME:
Dividends	$146,798	$
EXPENSES:
Mortality and expense risk	39,809
NET INVESTMENT INCOME (LOSS)	106,989
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	16,732
Realized gain on distributions	29,966
Net realized gain (loss) on investments	46,698
Change in net unrealized appreciation (depreciation)
on investments	500,476
Net realized and unrealized gain (loss) on investments	547,174
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$654,163	$

		PUTNAM VT
PUTNAM VT	PUTNAM VT	MORTGAGE	PUTNAM VT	PUTNAM VT
INTERNATIONAL	INTERNATIONAL	SECURITIES	MULTI-CAP	SMALL CAP
EQUITY FUND	VALUE FUND	FUND	CORE FUND	VALUE FUND
20,542	$23,262	$133,970	$11,419	$288
7,823	4,668	43,615	5,835	214
12,719	18,594	90,355	5,584	74
1,198	(7,144)	2,706	(928)	(5,670)
2,191	44,183	0	86,360	3,230
3,389	37,039	2,706	85,432	(2,440)
252,478	96,686	621,401	136,497	8,539
255,867	133,725	624,107	221,929	6,099
268,586	$152,319	$714,462	$227,513	$6,173

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ROYCE CAPITAL
	FUND - SMALL-
	CAP PORTFOLIO
INVESTMENT INCOME:
Dividends	$13,583	$
EXPENSES:
Mortality and expense risk	24,239
NET INVESTMENT INCOME (LOSS)	(10,656)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(179,169)
Realized gain on distributions	391,945
Net realized gain (loss) on investments	212,776
Change in net unrealized appreciation (depreciation)
on investments	325,862
Net realized and unrealized gain (loss) on investments	538,638
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$527,982	$

SCHWAB			SCHWAB VIT
GOVERNMENT	SCHWAB S&P 500	SCHWAB VIT	BALANCED WITH	SCHWAB VIT
MONEY MARKET	INDEX	BALANCED	GROWTH	GROWTH
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
2,438,335	$6,953,023	$80,190	$101,500	$51,524
930,774	2,681,253	25,016	31,240	14,552
1,507,561	4,271,770	55,174	70,260	36,972
0	21,335,245	46,865	59,598	4,265
0	3,468,061	7,754	30,466	15,351
0	24,803,306	54,619	90,064	19,616
0	70,779,986	546,751	739,167	474,486
0	95,583,292	601,370	829,231	494,102
1,507,561	$99,855,062	$656,544	$899,491	$531,074

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	T. ROWE PRICE
	HEALTH
	SCIENCES
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	5,023
NET INVESTMENT INCOME (LOSS)	(5,023)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(119,621)
Realized gain on distributions	48,814
Net realized gain (loss) on investments	(70,807)
Change in net unrealized appreciation (depreciation)
on investments	301,463
Net realized and unrealized gain (loss) on investments	230,656
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$225,633	$

T. ROWE PRICE			THIRD AVENUE
HEALTH			VALUE
SCIENCES	TEMPLETON	TEMPLETON	PORTFOLIO
PORTFOLIO	FOREIGN VIP	GLOBAL BOND	VARIABLE	TOUCHSTONE
CLASS II	FUND	VIP FUND	SERIES	VST BOND FUND
0	$124,946	$662,456	$3,554	$78,708
16,017	48,508	60,913	9,271	44,308
(16,017)	76,438	601,543	(5,717)	34,400
90,118	(213,629)	(5,565)	30,732	(80,768)
106,047	74,579	0	0	0
196,165	(139,050)	(5,565)	30,732	(80,768)
384,053	841,339	(465,630)	120,113	642,067
580,218	702,289	(471,195)	150,845	561,299
564,201	$778,727	$130,348	$145,128	$595,699

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	TOUCHSTONE
	VST COMMON
	STOCK FUND
INVESTMENT INCOME:
Dividends	$50,473	$
EXPENSES:
Mortality and expense risk	68,841
NET INVESTMENT INCOME (LOSS)	(18,368)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,982,849)
Realized gain on distributions	105,266
Net realized gain (loss) on investments	(1,877,583)
Change in net unrealized appreciation (depreciation)
on investments	4,208,069
Net realized and unrealized gain (loss) on investments	2,330,486
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,312,118	$

			VAN ECK VIP
TOUCHSTONE			UNCONSTRAINE	VANGUARD VIF
VST COMMON	TOUCHSTONE	VAN ECK VIP	D EMERGING	CAPITAL
STOCK FUND	VST SMALL	GLOBAL HARD	MARKETS BOND	GROWTH
CLASS SC	COMPANY FUND	ASSETS FUND	FUND	PORTFOLIO
46,725	$1,718	$0	$13,112	$60,306
25,699	48,195	15,894	28,161	29,998
21,026	(46,477)	(15,894)	(15,049)	30,308
40,129	19,938	(195,460)	(84,454)	385,450
206,150	757,839	0	0	147,403
246,279	777,777	(195,460)	(84,454)	532,853
621,520	510,583	439,684	523,552	714,775
867,799	1,288,360	244,224	439,098	1,247,628
888,825	$1,241,883	$228,330	$424,049	$1,277,936

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	VANGUARD VIF
	DIVERSIFIED
	VALUE
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$129,697	$
EXPENSES:
Mortality and expense risk	26,584
NET INVESTMENT INCOME (LOSS)	103,113
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(105,681)
Realized gain on distributions	257,457
Net realized gain (loss) on investments	151,776
Change in net unrealized appreciation (depreciation)
on investments	823,727
Net realized and unrealized gain (loss) on investments	975,503
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,078,616	$

		VANGUARD VIF
	VANGUARD VIF	SMALL
VANGUARD VIF	REAL ESTATE	COMPANY	WELLS FARGO	WELLS FARGO
MID-CAP INDEX	INDEX	GROWTH	VT DISCOVERY	VT OMEGA
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	GROWTH FUND
164,642	$124,392	$18,477	$0	$0
61,651	28,161	21,300	57,070	13,830
102,991	96,231	(2,823)	(57,070)	(13,830)
134,144	(12,134)	85,849	27,704	103,349
848,690	224,805	401,515	932,221	238,720
982,834	212,671	487,364	959,925	342,069
1,810,556	867,884	423,146	1,436,848	181,859
2,793,390	1,080,555	910,510	2,396,773	523,928
2,896,381	$1,176,786	$907,687	$2,339,703	$510,098

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

WELLS FARGO VT
OPPORTUNITY FUND
INVESTMENT INCOME:
Dividends	$16,424
EXPENSES:
Mortality and expense risk	43,137
NET INVESTMENT INCOME (LOSS)	(26,713)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	224,381
Realized gain on distributions	654,436
Net realized gain (loss) on investments	878,817
Change in net unrealized appreciation (depreciation)
on investments	693,295
Net realized and unrealized gain (loss) on investments	1,572,112
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,545,399

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			AB VPS INTERNATIONAL GROWTH
	AB VPS GROWTH AND INCOME PORTFOLIO		PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$48,092	$23,858	$(12,325)	$(5,897)	$4,364	$20,051
Net realized gain (loss) on investments	1,223,894	1,294,942	286,676	220,981	(24,262)	31,534
Change in net unrealized appreciation (depreciation)
on investments	441,340	(1,839,660)	1,457,666	(1,801,962)	346,387	(700,270)
Increase (decrease) in net assets resulting
from operations	1,713,326	(520,860)	1,732,017	(1,586,878)	326,489	(648,685)
CONTRACT TRANSACTIONS:
Purchase payments received	299,245	295,050	320	320	0	0
Transfers for contract benefits and terminations	(476,403)	(307,837)	(444,214)	(506,851)	(97,620)	(183,978)
Net transfers	(90,377)	(585,662)	(218,151)	(763,889)	(106,953)	(227,192)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	15,519	(10,999)	(7,058)	1,797	799	(1,162)
Increase (decrease) in net assets resulting from
contract transactions	(252,016)	(609,448)	(669,103)	(1,268,623)	(203,774)	(412,332)
Total increase (decrease) in net assets	1,461,310	(1,130,308)	1,062,914	(2,855,501)	122,715	(1,061,017)
NET ASSETS:
Beginning of period	7,516,674	8,646,982	6,835,128	9,690,629	2,093,250	3,154,267
End of period	$8,977,984	$7,516,674	$7,898,042	$6,835,128	$2,215,965	$2,093,250
CHANGES IN UNITS OUTSTANDING:

Units issued	47,086	85,821	4,886	5,901	132	798
Units redeemed	(55,101)	(106,874)	(44,927)	(80,332)	(24,720)	(42,895)
Net increase (decrease)	(8,015)	(21,053)	(40,041)	(74,431)	(24,588)	(42,097)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			AB VPS REAL ESTATE INVESTMENT
	AB VPS LARGE CAP GROWTH PORTFOLIO		PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2019	2018	2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(52,977)	$(53,105)	$535,950	$206,468	$(8,134)	$(14,697)
Net realized gain (loss) on investments	2,328,200	1,273,391	(200,182)	(175,902)	525,675	598,045
Change in net unrealized appreciation (depreciation)
on investments	73,473	(1,087,810)	1,972,621	(899,858)	347,079	(1,448,334)
Increase (decrease) in net assets resulting
from operations	2,348,696	132,476	2,308,389	(869,292)	864,620	(864,986)
CONTRACT TRANSACTIONS:
Purchase payments received	563,909	1,865,306	24,449	90,854	78,651	30,543
Transfers for contract benefits and terminations	(464,182)	(402,860)	(17,155,945)	(749,227)	(224,065)	(237,477)
Net transfers	(742,276)	326,005	(1,230,649)	(544,772)	(861,187)	(530,545)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(233,379)	(97,700)	(102)	389
Increase (decrease) in net assets resulting from
contract transactions	(642,549)	1,788,451	(18,595,524)	(1,300,845)	(1,006,703)	(737,090)
Total increase (decrease) in net assets	1,706,147	1,920,927	(16,287,135)	(2,170,137)	(142,083)	(1,602,076)
NET ASSETS:
Beginning of period	7,476,770	5,555,843	16,287,135	18,457,272	4,732,648	6,334,724
End of period	$9,182,917	$7,476,770	$0	$16,287,135	$4,590,565	$4,732,648
CHANGES IN UNITS OUTSTANDING:

Units issued	134,551	265,927	22,304	71,622	12,303	30,461
Units redeemed	(174,751)	(177,976)	(460,880)	(91,507)	(53,442)	(63,384)
Net increase (decrease)	(40,200)	87,951	(438,576)	(19,885)	(41,139)	(32,923)

(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$6,530	$30,812	$(14,536)	$(7,632)	$(223,895)	$(236,737)
Net realized gain (loss) on investments	32,720	120,813	243,214	421,532	1,158,756	6,271,243
Change in net unrealized appreciation (depreciation)
on investments	113,437	(187,031)	385,269	(524,462)	5,719,373	(5,998,419)
Increase (decrease) in net assets resulting
from operations	152,687	(35,406)	613,947	(110,562)	6,654,234	36,087
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	118,265	1,003,264	40,421	158,040
Transfers for contract benefits and terminations	(107,148)	(15,786)	(133,188)	(94,820)	(1,964,088)	(1,519,148)
Net transfers	0	(1)	(90,442)	196,162	(3,254,478)	3,196,054
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(439)	1,124	0	0	(68,427)	25,658
Increase (decrease) in net assets resulting from
contract transactions	(107,587)	(14,663)	(105,365)	1,104,606	(5,246,572)	1,860,604
Total increase (decrease) in net assets	45,100	(50,069)	508,582	994,044	1,407,662	1,896,691
NET ASSETS:
Beginning of period	863,549	913,618	1,900,995	906,951	27,635,101	25,738,410
End of period	$908,649	$863,549	$2,409,577	$1,900,995	$29,042,763	$27,635,101
CHANGES IN UNITS OUTSTANDING:

Units issued	166	189	25,539	117,183	29,870	224,289
Units redeemed	(4,915)	(779)	(32,165)	(39,533)	(179,985)	(204,493)
Net increase (decrease)	(4,749)	(590)	(6,626)	77,650	(150,115)	19,796

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			ALPS RED ROCKS LISTED PRIVATE EQUITY		AMERICAN CENTURY INVESTMENTS VP
	ALGER MID CAP GROWTH PORTFOLIO		PORTFOLIO		BALANCED FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(38,178)	$(41,637)	$(1,200)	$8,378	$235,319	$171,505
Net realized gain (loss) on investments	897,407	1,226,658	2,786	3,806	859,228	226,216
Change in net unrealized appreciation (depreciation)
on investments	338,860	(1,514,894)	58,381	(34,939)	3,625,489	(1,564,496)
Increase (decrease) in net assets resulting
from operations	1,198,089	(329,873)	59,967	(22,755)	4,720,036	(1,166,775)
CONTRACT TRANSACTIONS:
Purchase payments received	135	540	46,910	14,709	4,037,824	1,811,183
Transfers for contract benefits and terminations	(398,626)	(273,195)	(7,837)	(38,996)	(2,059,736)	(1,290,792)
Net transfers	(407,059)	(130,289)	(16,037)	39,587	970,201	1,167,589
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(7,082)	1,420	0	0	(30,762)	1,716
Increase (decrease) in net assets resulting from
contract transactions	(812,632)	(401,524)	23,036	15,300	2,917,527	1,689,696
Total increase (decrease) in net assets	385,457	(731,397)	83,003	(7,455)	7,637,563	522,921
NET ASSETS:
Beginning of period	4,313,548	5,044,945	146,704	154,159	24,050,054	23,527,133
End of period	$4,699,005	$4,313,548	$229,707	$146,704	$31,687,617	$24,050,054
CHANGES IN UNITS OUTSTANDING:

Units issued	25,254	32,070	4,714	8,260	485,447	330,476
Units redeemed	(49,475)	(43,720)	(3,135)	(7,196)	(240,531)	(191,368)
Net increase (decrease)	(24,221)	(11,650)	1,579	1,064	244,916	139,108

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP
	INCOME & GROWTH FUND		INTERNATIONAL FUND		MID CAP VALUE FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$103,756	$91,891	$12,074	$38,962	$133,407	$63,543
Net realized gain (loss) on investments	605,643	594,590	433,598	785,048	1,181,815	1,094,525
Change in net unrealized appreciation (depreciation)
on investments	804,499	(1,256,327)	1,117,927	(1,971,853)	1,386,375	(2,708,823)
Increase (decrease) in net assets resulting
from operations	1,513,898	(569,846)	1,563,599	(1,147,843)	2,701,597	(1,550,755)
CONTRACT TRANSACTIONS:
Purchase payments received	286,624	859,586	182,276	516,424	391,862	309,435
Transfers for contract benefits and terminations	(642,348)	(250,457)	(550,458)	(531,262)	(747,241)	(512,255)
Net transfers	43,732	(394,342)	20,922	18,253	(293,009)	(427,050)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(1,435)	259	(3,260)	1,258	(11,559)	4,511
Increase (decrease) in net assets resulting from
contract transactions	(313,427)	215,046	(350,520)	4,673	(659,947)	(625,359)
Total increase (decrease) in net assets	1,200,471	(354,800)	1,213,079	(1,143,170)	2,041,650	(2,176,114)
NET ASSETS:
Beginning of period	6,744,951	7,099,751	5,784,733	6,927,903	9,941,694	12,117,808
End of period	$7,945,422	$6,744,951	$6,997,812	$5,784,733	$11,983,344	$9,941,694
CHANGES IN UNITS OUTSTANDING:

Units issued	38,008	80,841	63,532	128,315	44,458	71,347
Units redeemed	(38,920)	(56,412)	(82,741)	(115,675)	(57,938)	(84,135)
Net increase (decrease)	(912)	24,429	(19,209)	12,640	(13,480)	(12,788)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP		AMERICAN FUNDS IS GLOBAL GROWTH		AMERICAN FUNDS IS GROWTH-INCOME
	VALUE FUND		FUND		FUND
	2019	2018	2019	2018	2019	2018
						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$320,692	$224,502	$15,719	$7,185	$34,712	$14,363
Net realized gain (loss) on investments	2,373,413	1,907,709	139,792	94,753	208,622	(16,117)
Change in net unrealized appreciation (depreciation)
on investments	2,730,121	(4,478,653)	360,700	(254,873)	263,699	(168,353)
Increase (decrease) in net assets resulting
from operations	5,424,226	(2,346,442)	516,211	(152,935)	507,033	(170,107)
CONTRACT TRANSACTIONS:
Purchase payments received	426,513	440,684	107,853	416,988	805,321	1,551,433
Transfers for contract benefits and terminations	(1,219,106)	(871,828)	(75,438)	(25,103)	(21,329)	(9,959)
Net transfers	(569,261)	(2,017,276)	79,761	(24,124)	1,157,479	12,334
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(14,320)	14,117	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,376,174)	(2,434,303)	112,176	367,761	1,941,471	1,553,808
Total increase (decrease) in net assets	4,048,052	(4,780,745)	628,387	214,826	2,448,504	1,383,701
NET ASSETS:
Beginning of period	21,821,871	26,602,616	1,447,533	1,232,707	1,383,701	0
End of period	$25,869,923	$21,821,871	$2,075,920	$1,447,533	$3,832,205	$1,383,701
CHANGES IN UNITS OUTSTANDING:

Units issued	163,432	122,117	27,014	33,179	193,963	161,772
Units redeemed	(177,920)	(199,620)	(20,100)	(7,740)	(16,694)	(15,769)
Net increase (decrease)	(14,488)	(77,503)	6,914	25,439	177,269	146,003

(1) For the period June 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
					BLACKROCK
					60/40 TARGET
	AMERICAN FUNDS IS INTERNATIONAL		AMERICAN FUNDS IS NEW WORLD		ALLOCATION ETF
	FUND		FUND		VI FUND
	2019	2018	2019	2018	2019
					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$19,276	$20,287	$15,147	$11,933	$7,032
Net realized gain (loss) on investments	39,066	46,618	155,571	112,769	7,054
Change in net unrealized appreciation (depreciation)
on investments	302,746	(260,316)	668,653	(538,077)	13,032
Increase (decrease) in net assets resulting
from operations	361,088	(193,411)	839,371	(413,375)	27,118
CONTRACT TRANSACTIONS:
Purchase payments received	741,478	802,475	548,858	2,051,716	192,684
Transfers for contract benefits and terminations	(220,975)	(62,593)	(136,268)	(81,140)	0
Net transfers	(124,779)	293,125	69,670	157,238	238,194
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	395,724	1,033,007	482,260	2,127,814	430,878
Total increase (decrease) in net assets	756,812	839,596	1,321,631	1,714,439	457,996
NET ASSETS:
Beginning of period	1,466,158	626,562	2,864,635	1,150,196	0
End of period	$2,222,970	$1,466,158	$4,186,266	$2,864,635	$457,996
CHANGES IN UNITS OUTSTANDING:

Units issued	69,983	100,624	67,612	189,529	53,463
Units redeemed	(34,816)	(8,265)	(32,997)	(24,549)	(11,024)
Net increase (decrease)	35,167	92,359	34,615	164,980	42,439

(1) For the period July 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI				BNY MELLON VIF APPRECIATION
	FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$56,426	$32,948	$(387)	$(2,087)	$35,177	$43,499
Net realized gain (loss) on investments	314,291	371,761	160,754	311,237	824,479	1,064,903
Change in net unrealized appreciation (depreciation)
on investments	1,028,884	(1,123,748)	333,464	(866,222)	1,732,822	(1,760,677)
Increase (decrease) in net assets resulting
from operations	1,399,601	(719,039)	493,831	(557,072)	2,592,478	(652,275)
CONTRACT TRANSACTIONS:
Purchase payments received	335,675	982,205	0	807,266	11,634	1,510
Transfers for contract benefits and terminations	(743,327)	(191,086)	(129,139)	(150,584)	(452,938)	(783,923)
Net transfers	(216,070)	1,035,815	(278,348)	(295,027)	(313,987)	(580,441)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	624	(1,537)	(1,629)	445	(4,884)	4,648
Increase (decrease) in net assets resulting from
contract transactions	(623,098)	1,825,397	(409,116)	362,100	(760,175)	(1,358,206)
Total increase (decrease) in net assets	776,503	1,106,358	84,715	(194,972)	1,832,303	(2,010,481)
NET ASSETS:
Beginning of period	8,399,291	7,292,933	2,722,434	2,917,406	7,763,854	9,774,335
End of period	$9,175,794	$8,399,291	$2,807,149	$2,722,434	$9,596,157	$7,763,854
CHANGES IN UNITS OUTSTANDING:

Units issued	128,347	238,121	7,227	89,611	11,424	3,325
Units redeemed	(180,978)	(79,100)	(29,338)	(59,112)	(41,600)	(59,558)
Net increase (decrease)	(52,631)	159,021	(22,111)	30,499	(30,176)	(56,233)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	BNY MELLON VIF GROWTH AND INCOME		BNY MELLON VIF OPPORTUNISTIC SMALL		CLEARBRIDGE VARIABLE LARGE CAP
	PORTFOLIO		CAP PORTFOLIO		GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$18,898	$3,776	$(4,235)	$(4,934)	$(1,242)	$(176)
Net realized gain (loss) on investments	573,549	538,775	103,356	123,556	70,530	17,923
Change in net unrealized appreciation (depreciation)
on investments	705,627	(793,952)	12,338	(255,637)	121,332	(65,007)
Increase (decrease) in net assets resulting
from operations	1,298,074	(251,401)	111,459	(137,015)	190,620	(47,260)
CONTRACT TRANSACTIONS:
Purchase payments received	196,053	65,246	0	0	167,274	627,015
Transfers for contract benefits and terminations	(162,197)	(176,033)	(45,926)	(9,004)	(4,144)	0
Net transfers	(98,488)	(294,437)	(7,266)	(1)	555,141	(91,077)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(6,895)	5,628	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(71,527)	(399,596)	(53,192)	(9,005)	718,271	535,938
Total increase (decrease) in net assets	1,226,547	(650,997)	58,267	(146,020)	908,891	488,678
NET ASSETS:
Beginning of period	4,628,893	5,279,890	561,304	707,324	488,678	0
End of period	$5,855,440	$4,628,893	$619,571	$561,304	$1,397,569	$488,678
CHANGES IN UNITS OUTSTANDING:

Units issued	32,674	20,448	0	0	85,626	59,441
Units redeemed	(31,246)	(39,051)	(2,389)	(377)	(25,328)	(8,279)
Net increase (decrease)	1,428	(18,603)	(2,389)	(377)	60,298	51,162

(1) For the period June 6, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP			CLEARBRIDGE VARIABLE SMALL CAP		COLUMBIA VARIABLE PORTFOLIO - LARGE
		PORTFOLIO		GROWTH PORTFOLIO		CAP GROWTH FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(192)	$(310)	$(9,538)	$(11,977)	$(21,953)	$(19,058)
Net realized gain (loss) on investments		3,393	4,045	215,089	444,371	162,400	165,551
Change in net unrealized appreciation (depreciation)
on investments		61,697	(30,118)	172,828	(539,543)	716,083	(300,002)
Increase (decrease) in net assets resulting
from operations		64,898	(26,383)	378,379	(107,149)	856,530	(153,509)
CONTRACT TRANSACTIONS:
Purchase payments received		37,357	21,725	101,997	513,585	2,100	264,562
Transfers for contract benefits and terminations		(8,863)	0	(49,862)	(14,421)	(121,313)	(91,735)
Net transfers		(43,511)	1,542	(809,210)	740,918	447,841	351,074
Contract charges		0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0	0	0	0	(1,251)	(3,130)
Increase (decrease) in net assets resulting from
contract transactions		(15,017)	23,267	(757,075)	1,240,082	327,377	520,771
Total increase (decrease) in net assets		49,881	(3,116)	(378,696)	1,132,933	1,183,907	367,262
NET ASSETS:
Beginning of period		176,688	179,804	2,159,984	1,027,051	2,307,274	1,940,012
End of period		$226,569	$176,688	$1,781,288	$2,159,984	$3,491,181	$2,307,274
CHANGES IN UNITS OUTSTANDING:

Units issued		6,965	2,136	13,802	152,752	81,143	102,291
Units redeemed		(7,461)	(236)	(72,016)	(66,724)	(58,445)	(66,487)
Net increase (decrease)		(496)	1,900	(58,214)	86,028	22,698	35,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO -		COLUMBIA VARIABLE PORTFOLIO - SMALL		DELAWARE VIP EMERGING MARKETS
	SELIGMAN GLOBAL TECHNOLOGY FUND		CAP VALUE FUND		SERIES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(102,558)	$(108,940)	$(7,536)	$(11,307)	$2,705	$129,364
Net realized gain (loss) on investments	1,880,601	1,215,033	49,627	389,565	(15,594)	456,232
Change in net unrealized appreciation (depreciation)
on investments	3,583,200	(1,972,794)	243,380	(716,942)	795,656	(1,344,948)
Increase (decrease) in net assets resulting
from operations	5,361,243	(866,701)	285,471	(338,684)	782,767	(759,352)
CONTRACT TRANSACTIONS:
Purchase payments received	101,885	318,780	4,524	3,077	436,864	390,092
Transfers for contract benefits and terminations	(476,308)	(678,445)	(97,501)	(73,170)	(344,993)	(230,363)
Net transfers	2,028,850	(4,231,815)	4,363	(1,266,652)	(79,568)	(735,879)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	8,302	(5,713)	(224)	337	0	0
Increase (decrease) in net assets resulting from
contract transactions	1,662,729	(4,597,193)	(88,838)	(1,336,408)	12,303	(576,150)
Total increase (decrease) in net assets	7,023,972	(5,463,894)	196,633	(1,675,092)	795,070	(1,335,502)
NET ASSETS:
Beginning of period	9,817,810	15,281,704	1,473,009	3,148,101	3,560,001	4,895,503
End of period	$16,841,782	$9,817,810	$1,669,642	$1,473,009	$4,355,071	$3,560,001
CHANGES IN UNITS OUTSTANDING:

Units issued	265,419	151,419	9,847	16,697	95,351	185,040
Units redeemed	(213,372)	(321,054)	(13,733)	(62,821)	(93,280)	(235,108)
Net increase (decrease)	52,047	(169,635)	(3,886)	(46,124)	2,071	(50,068)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL		DELAWARE VIP SMALL CAP VALUE
	VALUE EQUITY SERIES		SERIES		DELAWARE VIP SMID CAP CORE SERIES
	2019	2018	2019	2018	2019	2018
		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,929	$(305)	$68,455	$24,867	$(9,576)	$(52,380)
Net realized gain (loss) on investments	(1,454)	(161)	1,695,907	2,128,944	(350,567)	2,551,775
Change in net unrealized appreciation (depreciation)
on investments	37,863	(17,370)	3,023,706	(5,884,257)	2,547,165	(3,778,188)
Increase (decrease) in net assets resulting
from operations	38,338	(17,836)	4,788,068	(3,730,446)	2,187,022	(1,278,793)
CONTRACT TRANSACTIONS:
Purchase payments received	94,293	0	324,380	422,734	475,550	1,000,582
Transfers for contract benefits and terminations	0	0	(764,150)	(1,218,936)	(1,011,861)	(420,999)
Net transfers	(153,457)	253,474	96,693	(1,342,359)	(1,125,561)	185,631
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(4,910)	(657)	(395)	(7,301)
Increase (decrease) in net assets resulting from
contract transactions	(59,164)	253,474	(347,987)	(2,139,218)	(1,662,267)	757,913
Total increase (decrease) in net assets	(20,826)	235,638	4,440,081	(5,869,664)	524,755	(520,880)
NET ASSETS:
Beginning of period	235,638	0	17,869,855	23,739,519	8,576,365	9,097,245
End of period	$214,812	$235,638	$22,309,936	$17,869,855	$9,101,120	$8,576,365
CHANGES IN UNITS OUTSTANDING:

Units issued	11,839	31,659	64,253	54,670	91,966	140,578
Units redeemed	(18,447)	(3,115)	(53,148)	(90,869)	(156,663)	(85,120)
Net increase (decrease)	(6,608)	28,544	11,105	(36,199)	(64,697)	55,458

(1) For the period September 18, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				DIMENSIONAL VA US TARGETED VALUE
	DELAWARE VIP VALUE SERIES			PORTFOLIO		DWS CAPITAL GROWTH VIP
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$5,278	$1,810	$21,155	$7,536	$(82,403)	$(5,040)
Net realized gain (loss) on investments		54,671	13,259	22,023	324,196	3,244,952	2,688,520
Change in net unrealized appreciation (depreciation)
on investments		89,294	(38,279)	359,104	(644,074)	4,977,838	(3,298,291)
Increase (decrease) in net assets resulting
from operations		149,243	(23,210)	402,282	(312,342)	8,140,387	(614,811)
CONTRACT TRANSACTIONS:
Purchase payments received		112,065	199,730	261,380	394,969	472,991	1,424,073
Transfers for contract benefits and terminations		(23,329)	0	(110,491)	(105,420)	(1,226,088)	(1,127,303)
Net transfers		162,654	210,395	37,442	(389,241)	(314,823)	(144,892)
Contract charges		0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0	0	0	0	(77,717)	83,776
Increase (decrease) in net assets resulting from
contract transactions		251,390	410,125	188,331	(99,692)	(1,145,637)	235,654
Total increase (decrease) in net assets		400,633	386,915	590,613	(412,034)	6,994,750	(379,157)
NET ASSETS:
Beginning of period		437,502	50,587	1,719,946	2,131,980	22,824,440	23,203,597
End of period		$838,135	$437,502	$2,310,559	$1,719,946	$29,819,190	$22,824,440
CHANGES IN UNITS OUTSTANDING:

Units issued		67,771	41,511	35,661	119,017	213,898	193,714
Units redeemed		(42,991)	(5,124)	(19,872)	(124,815)	(221,261)	(168,679)
Net increase (decrease)		24,780	36,387	15,789	(5,798)	(7,363)	25,035

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$48,555	$121,837	$77,685	$122,332	$(8,367)	$(4,680)
Net realized gain (loss) on investments	1,216,135	3,330,053	486,375	536,088	(26,282)	121,158
Change in net unrealized appreciation (depreciation)
on investments	1,913,417	(4,126,379)	1,217,231	(1,394,776)	248,621	(386,162)
Increase (decrease) in net assets resulting
from operations	3,178,107	(674,489)	1,781,291	(736,356)	213,972	(269,684)
CONTRACT TRANSACTIONS:
Purchase payments received	80,994	280,763	9,148	7,270	144,427	326,457
Transfers for contract benefits and terminations	(813,507)	(457,426)	(510,190)	(523,871)	(221,113)	(92,924)
Net transfers	(630,675)	552,361	15,136	(639,769)	271,982	(103,064)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(3,590)	2,094	(4,115)	5,817	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,366,778)	377,792	(490,021)	(1,150,553)	195,296	130,469
Total increase (decrease) in net assets	1,811,329	(296,697)	1,291,270	(1,886,909)	409,268	(139,215)
NET ASSETS:
Beginning of period	11,274,982	11,571,679	5,774,126	7,661,035	1,000,274	1,139,489
End of period	$13,086,311	$11,274,982	$7,065,396	$5,774,126	$1,409,542	$1,000,274
CHANGES IN UNITS OUTSTANDING:

Units issued	30,560	146,807	19,522	1,553	49,081	48,174
Units redeemed	(80,255)	(106,401)	(44,997)	(65,717)	(30,625)	(37,218)
Net increase (decrease)	(49,695)	40,406	(25,475)	(64,164)	18,456	10,956

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$77,886	$51,465	$(10,999)	$(11,187)	$856	$26,801
Net realized gain (loss) on investments	2,175,310	2,072,848	21,662	417,399	143,958	780,598
Change in net unrealized appreciation (depreciation)
on investments	3,195,384	(5,180,923)	311,118	(665,246)	509,368	(1,481,414)
Increase (decrease) in net assets resulting
from operations	5,448,580	(3,056,610)	321,781	(259,034)	654,182	(674,015)
CONTRACT TRANSACTIONS:
Purchase payments received	2,610,766	2,620,116	80,913	388,904	13,850	12,473
Transfers for contract benefits and terminations	(968,309)	(1,629,730)	(85,125)	(41,353)	(181,104)	(361,135)
Net transfers	(534,047)	326,938	(115,519)	(32,851)	(313,902)	(295,717)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(71,555)	11,290	(27,014)	85	(618)	326
Increase (decrease) in net assets resulting from
contract transactions	1,036,855	1,328,614	(146,745)	314,785	(481,774)	(644,053)
Total increase (decrease) in net assets	6,485,435	(1,727,996)	175,036	55,751	172,408	(1,318,068)
NET ASSETS:
Beginning of period	22,088,653	23,816,649	1,524,047	1,468,296	3,306,940	4,625,008
End of period	$28,574,088	$22,088,653	$1,699,083	$1,524,047	$3,479,348	$3,306,940
CHANGES IN UNITS OUTSTANDING:

Units issued	287,832	298,085	13	42,296	2,865	4,356
Units redeemed	(150,360)	(166,160)	(15,691)	(18,900)	(27,893)	(36,698)
Net increase (decrease)	137,472	131,925	(15,678)	23,396	(25,028)	(32,342)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
			FEDERATED
	FEDERATED FUND FOR U.S. GOVERNMENT		MANAGED TAIL	FEDERATED MANAGED VOLATILITY FUND
	SECURITIES II		RISK FUND II		II
	2019	2018	2018	2019		2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$483,351	$516,045	$50,467	$25,976		$8,326
Net realized gain (loss) on investments	(181,112)	(398,990)	(387,603)	37,401		20,426
Change in net unrealized appreciation (depreciation)
on investments	1,174,064	(268,540)	321,938	304,598		(238,972)
Increase (decrease) in net assets resulting
from operations	1,476,303	(151,485)	(15,198)	367,975		(210,220)
CONTRACT TRANSACTIONS:
Purchase payments received	1,623,979	655,991	0	0		0
Transfers for contract benefits and terminations	(1,544,832)	(2,943,914)	(61,589)	(108,134)		(129,975)
Net transfers	(14,260)	(458,631)	(1,696,631)	(53,052)		1,674,249
Contract charges	0	0	0	0		0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(33,021)	28,227	(6,885)	14,676		10,851
Increase (decrease) in net assets resulting from
contract transactions	31,866	(2,718,327)	(1,765,105)	(146,510)		1,555,125
Total increase (decrease) in net assets	1,508,169	(2,869,812)	(1,780,303)	221,465		1,344,905
NET ASSETS:
Beginning of period	29,586,740	32,456,552	1,780,303	2,003,223		658,318
End of period	$31,094,909	$29,586,740	$0	$2,224,688		$2,003,223
CHANGES IN UNITS OUTSTANDING:

Units issued	319,040	222,984	1,384	0		67,061
Units redeemed	(258,515)	(398,998)	(97,982)	(7,814)		(5,895)
Net increase (decrease)	60,525	(176,014)	(96,598)	(7,814)		61,166

(1) For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			GOLDMAN SACHS VIT MULTI-STRATEGY
	FRANKLIN SMALL CAP VALUE VIP FUND		ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2019	2018	2019	2018	2019	2018
						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$15,606	$7,302	$2,973	$4,034	$626	$524
Net realized gain (loss) on investments	250,368	737,324	(4,138)	(213)	5,871	3,289
Change in net unrealized appreciation (depreciation)
on investments	663,625	(1,360,615)	14,759	(16,578)	2,559	(7,603)
Increase (decrease) in net assets resulting
from operations	929,599	(615,989)	13,594	(12,757)	9,056	(3,790)
CONTRACT TRANSACTIONS:
Purchase payments received	75,013	643,799	18,969	102,921	5,972	37,200
Transfers for contract benefits and terminations	(253,101)	(326,385)	0	0	0	0
Net transfers	(746,617)	(845,219)	(69,051)	(790)	0	(1)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(171)	416	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(924,876)	(527,389)	(50,082)	102,131	5,972	37,199
Total increase (decrease) in net assets	4,723	(1,143,378)	(36,488)	89,374	15,028	33,409
NET ASSETS:
Beginning of period	3,901,573	5,044,951	182,997	93,623	33,409	0
End of period	$3,906,296	$3,901,573	$146,509	$182,997	$48,437	$33,409
CHANGES IN UNITS OUTSTANDING:

Units issued	43,879	63,697	2,686	10,723	582	3,717
Units redeemed	(87,759)	(75,646)	(7,499)	(930)	0	0
Net increase (decrease)	(43,880)	(11,949)	(4,813)	9,793	582	3,717

(1) For the period August 21, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						GREAT-WEST CONSERVATIVE PROFILE
	GREAT-WEST ARIEL MID CAP VALUE FUND			GREAT-WEST BOND INDEX FUND		FUND
	2019		2018	2019	2018	2019	2018
					(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,102	$(69)	$42,798	$3,105	$42,147	$37,907
Net realized gain (loss) on investments		8,691	1,170	234,301	57	77,533	41,180
Change in net unrealized appreciation (depreciation)
on investments		39,146	(36,867)	188,508	16,051	146,152	(160,464)
Increase (decrease) in net assets resulting
from operations		48,939	(35,766)	465,607	19,213	265,832	(81,377)
CONTRACT TRANSACTIONS:
Purchase payments received		116,800	0	3,346,582	841,070	406,395	1,936,044
Transfers for contract benefits and terminations		(217)	0	(471,573)	(90)	(77,693)	(35,796)
Net transfers		(89,472)	(18,551)	2,491,485	604,351	83,485	356,179
Contract charges		0	0	0	0	(11,271)	(3,619)
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions		27,111	(18,551)	5,366,494	1,445,331	400,916	2,252,808
Total increase (decrease) in net assets		76,050	(54,317)	5,832,101	1,464,544	666,748	2,171,431
NET ASSETS:
Beginning of period		203,828	258,145	1,464,544	0	2,171,431	0
End of period		$279,878	$203,828	$7,296,645	$1,464,544	$2,838,179	$2,171,431
CHANGES IN UNITS OUTSTANDING:

Units issued		11,016	383	1,173,025	153,837	108,675	258,021
Units redeemed		(8,739)	(1,989)	(649,346)	(9,735)	(68,722)	(34,317)
Net increase (decrease)		2,277	(1,606)	523,679	144,102	39,953	223,704

(1)For the period June 12, 2018 to December 31, 2018.

(2)For the period May 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
	GREAT-WEST
	INTERNATIONAL	GREAT-WEST INVESCO SMALL CAP VALUE
	INDEX FUND	FUND		GREAT-WEST LIFETIME 2015 FUND
	2019	2019	2018	2019	2018
	(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$30,148	$(140)	$4,057	$298	$65
Net realized gain (loss) on investments	4,728	(6,209)	5,248	1,392	181
Change in net unrealized appreciation (depreciation)
on investments	59,926	29,810	(39,972)	1,357	(594)
Increase (decrease) in net assets resulting
from operations	94,802	23,461	(30,667)	3,047	(348)
CONTRACT TRANSACTIONS:
Purchase payments received	660,635	0	68,881	22,933	5,181
Transfers for contract benefits and terminations	(12,855)	0	0	0	0
Net transfers	780,167	(35,213)	48,154	0	0
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	1,427,947	(35,213)	117,035	22,933	5,181
Total increase (decrease) in net assets	1,522,749	(11,752)	86,368	25,980	4,833
NET ASSETS:
Beginning of period	0	149,750	63,382	4,833	0
End of period	$1,522,749	$137,998	$149,750	$30,813	$4,833
CHANGES IN UNITS OUTSTANDING:

Units issued	144,102	407	10,303	2,300	504
Units redeemed	(1,420)	(3,237)	(1,730)	0	0
Net increase (decrease)	142,682	(2,830)	8,573	2,300	504

(1)For the period May 14, 2019 to December 31, 2019.

(2)For the period August 28, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2019	2018	2019	2018	2019	2018
		(1)		(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$86,454	$99,039	$6,123	$5,505	$1,833	$1,157
Net realized gain (loss) on investments	287,515	142,366	34,192	21,557	6,728	1,335
Change in net unrealized appreciation (depreciation)
on investments	507,307	(632,559)	38,682	(57,397)	9,061	(6,799)
Increase (decrease) in net assets resulting
from operations	881,276	(391,154)	78,997	(30,335)	17,622	(4,307)
CONTRACT TRANSACTIONS:
Purchase payments received	226,617	5,594,001	20,987	359,826	17,104	70,946
Transfers for contract benefits and terminations	0	0	0	(42,073)	0	0
Net transfers	(19,999)	269,322	149,420	106,355	49,697	1
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	206,618	5,863,323	170,407	424,108	66,801	70,947
Total increase (decrease) in net assets	1,087,894	5,472,169	249,404	393,773	84,423	66,640
NET ASSETS:
Beginning of period	5,472,169	0	393,773	0	66,640	0
End of period	$6,560,063	$5,472,169	$643,177	$393,773	$151,063	$66,640
CHANGES IN UNITS OUTSTANDING:

Units issued	22,006	578,902	16,346	45,776	6,435	7,139
Units redeemed	(1,990)	(4,375)	0	(4,106)	0	0
Net increase (decrease)	20,016	574,527	16,346	41,670	6,435	7,139

The accompanying notes are an integral part of these financial statements.

(1)For the period July 25, 2018 to December 31, 2018.

(2)For the period May 24, 2018 to December 31, 2018.

(3)For the period October 17, 2018 to December 31, 2018.

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

				INVESTMENT DIVISIONS
				GREAT-WEST
				LIFETIME 2040
	GREAT-WEST LIFETIME 2035 FUND			FUND	GREAT-WEST LIFETIME 2050 FUND
	2019		2018	2019	2019	2018
			(1)	(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$630	$825	$247	$688	$918
Net realized gain (loss) on investments		5,685	5,553	1,340	3,589	903
Change in net unrealized appreciation (depreciation)
on investments		7,980	(14,030)	725	6,073	(2,895)
Increase (decrease) in net assets resulting
from operations		14,295	(7,652)	2,312	10,350	(1,074)
CONTRACT TRANSACTIONS:
Purchase payments received		0	74,520	17,552	0	43,551
Transfers for contract benefits and terminations		0	0	0	0	0
Net transfers		0	0	0	(65)	(1)
Contract charges		0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions		0	74,520	17,552	(65)	43,550
Total increase (decrease) in net assets		14,295	66,868	19,864	10,285	42,476
NET ASSETS:
Beginning of period		66,868	0	0	42,476	0
End of period		$81,163	$66,868	$19,864	$52,761	$42,476
CHANGES IN UNITS OUTSTANDING:

Units issued		0	7,256	1,771	331	4,699
Units redeemed		0	0	0	(331)	0
Net increase (decrease)		0	7,256	1,771	0	4,699

The accompanying notes are an integral part of these financial statements.

(1)For the period September 7, 2018 to December 31, 2018.

(2)For the period February 6, 2019 to December 31, 2019.

(3)For the period December 17, 2018 to December 31, 2018.

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND			GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND
	2019		2018	2019	2018	2019	2018
			(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$145	$226	$(1,148)	$10,674	$63,437	$48,015
Net realized gain (loss) on investments		1,560	571	(6,318)	1,164	290,099	120,580
Change in net unrealized appreciation (depreciation)
on investments		2,386	(1,233)	53,046	(46,865)	232,183	(322,096)
Increase (decrease) in net assets resulting
from operations		4,091	(436)	45,580	(35,027)	585,719	(153,501)
CONTRACT TRANSACTIONS:
Purchase payments received		0	17,421	3,757	152,511	2,724,361	2,592,893
Transfers for contract benefits and terminations		0	0	(13,995)	(13,284)	(81,713)	(10,202)
Net transfers		1	0	(9,134)	(7,195)	(15,845)	631,437
Contract charges		0	0	0	0	(15,535)	(1,546)
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions		1	17,421	(19,372)	132,032	2,611,268	3,212,582
Total increase (decrease) in net assets		4,092	16,985	26,208	97,005	3,196,987	3,059,081
NET ASSETS:
Beginning of period		16,985	0	236,898	139,893	3,059,081	0
End of period		$21,077	$16,985	$263,106	$236,898	$6,256,068	$3,059,081
CHANGES IN UNITS OUTSTANDING:

Units issued		0	1,882	1,092	14,866	330,605	331,958
Units redeemed		0	0	(2,576)	(4,944)	(85,975)	(6,338)
Net increase (decrease)		0	1,882	(1,484)	9,922	244,630	325,620

(1)For the period December 17, 2018 to December 31, 2018.

(2)For the period August 8, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE		GREAT-WEST MODERATELY
	PROFILE FUND		CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI-SECTOR BOND FUND
	2019	2018	2019	2018	2019	2018
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$13,106	$4,084	$28,678	$3,849	$49,743	$72,161
Net realized gain (loss) on investments	93,749	8,316	84,837	2,489	65,394	20,868
Change in net unrealized appreciation (depreciation)
on investments	13,040	(31,933)	11,252	(18,552)	423,320	(243,860)
Increase (decrease) in net assets resulting
from operations	119,895	(19,533)	124,767	(12,214)	538,457	(150,831)
CONTRACT TRANSACTIONS:
Purchase payments received	1,213,473	279,211	2,215,086	120,593	1,636,520	1,322,993
Transfers for contract benefits and terminations	(8,111)	(8,299)	(584,072)	(1,811)	(248,199)	(24,444)
Net transfers	4,873	(29,691)	815,709	116,898	800,447	332,416
Contract charges	0	0	(7,627)	(383)	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	1,210,235	241,221	2,439,096	235,297	2,188,768	1,630,965
Total increase (decrease) in net assets	1,330,130	221,688	2,563,863	223,083	2,727,225	1,480,134
NET ASSETS:
Beginning of period	221,688	0	223,083	0	4,215,358	2,735,224
End of period	$1,551,818	$221,688	$2,786,946	$223,083	$6,942,583	$4,215,358
CHANGES IN UNITS OUTSTANDING:

Units issued	117,078	27,853	289,956	33,091	349,283	169,882
Units redeemed	(844)	(3,911)	(56,556)	(9,717)	(156,624)	(20,275)
Net increase (decrease)	116,234	23,942	233,400	23,374	192,659	149,607

(1)For the period July 17, 2018 to December 31, 2018.

(2)For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	GREAT-WEST
	REAL ESTATE	GREAT-WEST SECUREFOUNDATION®		GREAT-WEST T. ROWE PRICE MID CAP
	INDEX FUND	BALANCED FUND		GROWTH FUND
	2019	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(587)	$2,360,804	$2,354,937	$(7,406)	$(3,041)
Net realized gain (loss) on investments	9,954	9,938,427	7,726,672	44,322	55,193
Change in net unrealized appreciation (depreciation)
on investments	(1,452)	15,557,428	(20,561,404)	273,432	(157,521)
Increase (decrease) in net assets resulting
from operations	7,915	27,856,659	(10,479,795)	310,348	(105,369)
CONTRACT TRANSACTIONS:
Purchase payments received	0	11,285,617	19,399,726	256,468	830,193
Transfers for contract benefits and terminations	0	(13,509,162)	(9,938,487)	(3,522)	0
Net transfers	231,072	(496,116)	(3,366,316)	47,324	144,851
Contract charges	0	(1,784,329)	(2,119,005)	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	(34,372)	113,001	0	0
Increase (decrease) in net assets resulting from
contract transactions	231,072	(4,538,362)	4,088,919	300,270	975,044
Total increase (decrease) in net assets	238,987	23,318,297	(6,390,876)	610,618	869,675
NET ASSETS:
Beginning of period	0	165,218,338	171,609,214	972,050	102,375
End of period	$238,987	$188,536,635	$165,218,338	$1,582,668	$972,050
CHANGES IN UNITS OUTSTANDING:

Units issued	27,130	1,034,091	1,641,322	43,637	87,734
Units redeemed	(4,527)	(1,387,315)	(1,340,016)	(21,618)	(7,885)
Net increase (decrease)	22,603	(353,224)	301,306	22,019	79,849

# For the period August 1, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. GLOBAL			INVESCO OPPENHEIMER V.I.		INVESCO OPPENHEIMER V.I. MAIN STREET
		FUND		INTERNATIONAL GROWTH FUND		SMALL CAP FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$47,509		$84,200	$54,947	$30,790	$(8,872)	$(8,756)
Net realized gain (loss) on investments	5,190,816		4,277,390	550,995	582,272	(7,180)	302,006
Change in net unrealized appreciation (depreciation)
on investments	2,678,740		(8,682,240)	2,847,385	(4,014,170)	486,136	(733,768)
Increase (decrease) in net assets resulting
from operations	7,917,065		(4,320,650)	3,453,327	(3,401,108)	470,084	(440,518)
CONTRACT TRANSACTIONS:
Purchase payments received	245,884		640,749	133,182	990,731	26,397	407,856
Transfers for contract benefits and terminations	(1,121,473)		(2,128,692)	(944,188)	(1,072,131)	(144,669)	(145,489)
Net transfers	(2,630,630)		(1,177,056)	(972,626)	66,273	(1,148,725)	1,091,886
Contract charges	0		0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(1,492)		(13,009)	(19,561)	1,499	0	0
Increase (decrease) in net assets resulting from
contract transactions	(3,507,711)		(2,678,008)	(1,803,193)	(13,628)	(1,266,997)	1,354,253
Total increase (decrease) in net assets	4,409,354		(6,998,658)	1,650,134	(3,414,736)	(796,913)	913,735
NET ASSETS:
Beginning of period	27,168,276		34,166,934	13,089,754	16,504,490	2,758,083	1,844,348
End of period	$31,577,630		$27,168,276	$14,739,888	$13,089,754	$1,961,170	$2,758,083
CHANGES IN UNITS OUTSTANDING:

Units issued	57,754		140,699	36,525	235,462	14,297	114,335
Units redeemed	(175,763)		(197,719)	(148,506)	(204,517)	(112,498)	(22,885)
Net increase (decrease)	(118,009)		(57,020)	(111,981)	30,945	(98,201)	91,450

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$69,537	$58,201	$2,663	$541	$111,671	$154,447
Net realized gain (loss) on investments	589,571	823,847	473,106	564,211	529,776	936,091
Change in net unrealized appreciation (depreciation)
on investments	514,196	(1,628,765)	298,487	(884,891)	1,635,376	(2,701,492)
Increase (decrease) in net assets resulting
from operations	1,173,304	(746,717)	774,256	(320,139)	2,276,823	(1,610,954)
CONTRACT TRANSACTIONS:
Purchase payments received	31,694	924,037	0	0	288,539	414,326
Transfers for contract benefits and terminations	(529,907)	(471,991)	(229,196)	(332,392)	(589,805)	(730,335)
Net transfers	(288,218)	(676,042)	(57,515)	(542,734)	(1,368,144)	(490,077)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(291)	(2,526)	4,948	5,927	(42,385)	9,983
Increase (decrease) in net assets resulting from
contract transactions	(786,722)	(226,522)	(281,763)	(869,199)	(1,711,795)	(796,103)
Total increase (decrease) in net assets	386,582	(973,239)	492,493	(1,189,338)	565,028	(2,407,057)
NET ASSETS:
Beginning of period	5,147,526	6,120,765	2,878,097	4,067,435	9,916,521	12,323,578
End of period	$5,534,108	$5,147,526	$3,370,590	$2,878,097	$10,481,549	$9,916,521
CHANGES IN UNITS OUTSTANDING:

Units issued	18,648	136,128	0	0	40,231	41,978
Units redeemed	(57,773)	(145,266)	(7,840)	(25,139)	(125,729)	(66,620)
Net increase (decrease)	(39,125)	(9,138)	(7,840)	(25,139)	(85,498)	(24,642)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			INVESCO V.I. INTERNATIONAL GROWTH
	INVESCO V.I. HIGH YIELD FUND		FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$501,921	$202,816	$116,000	$159,203	$(4,680)	$(5,145)
Net realized gain (loss) on investments	28,737	14,487	957,857	398,283	186,962	285,282
Change in net unrealized appreciation (depreciation)
on investments	151,742	(423,359)	2,138,864	(2,746,526)	233,634	(527,980)
Increase (decrease) in net assets resulting
from operations	682,400	(206,056)	3,212,721	(2,189,040)	415,916	(247,843)
CONTRACT TRANSACTIONS:
Purchase payments received	146,426	372,668	316,336	450,846	0	0
Transfers for contract benefits and terminations	(270,692)	(221,583)	(308,625)	(623,438)	(114,115)	(53,162)
Net transfers	4,672,904	414,876	398,611	(836,009)	(17,914)	(264,257)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	309	3,467	(21,694)	7,055	(512)	262
Increase (decrease) in net assets resulting from
contract transactions	4,548,947	569,428	384,628	(1,001,546)	(132,541)	(317,157)
Total increase (decrease) in net assets	5,231,347	363,372	3,597,349	(3,190,586)	283,375	(565,000)
NET ASSETS:
Beginning of period	4,441,016	4,077,644	11,583,688	14,774,274	1,756,853	2,321,853
End of period	$9,672,363	$4,441,016	$15,181,037	$11,583,688	$2,040,228	$1,756,853
CHANGES IN UNITS OUTSTANDING:

Units issued	502,571	132,374	125,458	162,219	867	52
Units redeemed	(88,042)	(84,866)	(91,416)	(225,551)	(7,567)	(14,274)
Net increase (decrease)	414,529	47,508	34,042	(63,332)	(6,700)	(14,222)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(18,056)	$(24,145)	$(28,373)	$(27,917)	$27,299	$21,716
Net realized gain (loss) on investments	282,872	240,242	494,734	446,589	175,422	102,510
Change in net unrealized appreciation (depreciation)
on investments	290,114	(634,249)	630,519	(499,900)	248,035	(656,090)
Increase (decrease) in net assets resulting
from operations	554,930	(418,152)	1,096,880	(81,228)	450,756	(531,864)
CONTRACT TRANSACTIONS:
Purchase payments received	1,600	103,812	0	0	142,552	542,783
Transfers for contract benefits and terminations	(104,701)	(108,484)	(195,345)	(314,836)	(189,698)	(111,784)
Net transfers	97,600	(563,966)	108,345	433,089	(100,671)	221,781
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(5,737)	3,741	2,742	379	0	0
Increase (decrease) in net assets resulting from
contract transactions	(11,238)	(564,897)	(84,258)	118,632	(147,817)	652,780
Total increase (decrease) in net assets	543,692	(983,049)	1,012,622	37,404	302,939	120,916
NET ASSETS:
Beginning of period	2,226,763	3,209,812	3,341,877	3,304,473	2,556,986	2,436,070
End of period	$2,770,455	$2,226,763	$4,354,499	$3,341,877	$2,859,925	$2,556,986
CHANGES IN UNITS OUTSTANDING:

Units issued	16,007	28,652	28,606	62,615	29,147	83,762
Units redeemed	(19,661)	(45,869)	(47,120)	(66,482)	(43,812)	(21,200)
Net increase (decrease)	(3,654)	(17,217)	(18,514)	(3,867)	(14,665)	62,562

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED		JANUS HENDERSON VIT BALANCED		JANUS HENDERSON VIT FLEXIBLE BOND
	PORTFOLIO INSTITUTIONAL SHARES		PORTFOLIO SERVICE SHARES		PORTFOLIO INSTITUTIONAL SHARES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$210,151	$234,082	$1,096,956	$1,057,463	$530,755	$510,046
Net realized gain (loss) on investments	952,070	660,713	5,488,530	4,378,926	(22,498)	(124,486)
Change in net unrealized appreciation (depreciation)
on investments	2,088,455	(890,889)	15,100,706	(6,085,594)	1,179,581	(786,024)
Increase (decrease) in net assets resulting
from operations	3,250,676	3,906	21,686,192	(649,205)	1,687,838	(400,464)
CONTRACT TRANSACTIONS:
Purchase payments received	157,143	675,051	14,534,263	11,510,721	691,912	1,336,117
Transfers for contract benefits and terminations	(1,413,007)	(452,439)	(4,978,891)	(3,168,559)	(1,220,142)	(1,180,900)
Net transfers	25,817	265,907	959,393	(1,169,212)	(514,150)	(2,676,144)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	1,055	1,439	(119,940)	(55,852)	(84,914)	34,244
Increase (decrease) in net assets resulting from
contract transactions	(1,228,992)	489,958	10,394,825	7,117,098	(1,127,294)	(2,486,683)
Total increase (decrease) in net assets	2,021,684	493,864	32,081,017	6,467,893	560,544	(2,887,147)
NET ASSETS:
Beginning of period	15,196,256	14,702,392	98,770,133	92,302,240	19,837,664	22,724,811
End of period	$17,217,940	$15,196,256	$130,851,150	$98,770,133	$20,398,208	$19,837,664
CHANGES IN UNITS OUTSTANDING:

Units issued	67,716	131,557	1,504,168	1,152,565	127,421	218,340
Units redeemed	(136,605)	(63,000)	(689,724)	(533,927)	(171,788)	(373,017)
Net increase (decrease)	(68,889)	68,557	814,444	618,638	(44,367)	(154,677)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
					JANUS HENDERSON VIT GLOBAL
	JANUS HENDERSON VIT FLEXIBLE BOND		JANUS HENDERSON VIT GLOBAL RESEARCH		TECHNOLOGY PORTFOLIO INSTITUTIONAL
	PORTFOLIO SERVICE SHARES		PORTFOLIO		SHARES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$828,625	$770,717	$29,438	$44,153	$(206)	$1,219
Net realized gain (loss) on investments	(151,444)	(256,633)	1,234,146	409,349	33,155	37,304
Change in net unrealized appreciation (depreciation)
on investments	2,525,059	(1,404,344)	1,620,199	(1,343,649)	76,673	(56,633)
Increase (decrease) in net assets resulting
from operations	3,202,240	(890,260)	2,883,783	(890,147)	109,622	(18,110)
CONTRACT TRANSACTIONS:
Purchase payments received	126,592	217,913	554,560	2,003,557	86,460	164,493
Transfers for contract benefits and terminations	(2,699,811)	(2,350,348)	(429,792)	(459,425)	(51,257)	(2,946)
Net transfers	869,428	(1,780,654)	(373,685)	153,428	(82,576)	(40,872)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(16,834)	15,031	(30,382)	57,881	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,720,625)	(3,898,058)	(279,299)	1,755,441	(47,373)	120,675
Total increase (decrease) in net assets	1,481,615	(4,788,318)	2,604,484	865,294	62,249	102,565
NET ASSETS:
Beginning of period	38,922,107	43,710,425	10,427,024	9,561,730	243,493	140,928
End of period	$40,403,722	$38,922,107	$13,031,508	$10,427,024	$305,742	$243,493
CHANGES IN UNITS OUTSTANDING:

Units issued	317,283	211,059	94,624	200,349	7,433	13,606
Units redeemed	(443,776)	(454,008)	(78,442)	(52,985)	(9,174)	(8,123)
Net increase (decrease)	(126,493)	(242,949)	16,182	147,364	(1,741)	5,483

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL		JANUS HENDERSON VIT OVERSEAS		JANUS HENDERSON VIT OVERSEAS
	TECHNOLOGY PORTFOLIO SERVICE SHARES		PORTFOLIO INSTITUTIONAL SHARES		PORTFOLIO SERVICE SHARES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(22,353)	$24,808	$31,889	$31,683	$11,867	$14,054
Net realized gain (loss) on investments	792,380	977,865	(164,551)	(244,368)	95,426	(173,454)
Change in net unrealized appreciation (depreciation)
on investments	1,965,791	(1,273,455)	820,804	(309,403)	188,412	(90,586)
Increase (decrease) in net assets resulting
from operations	2,735,818	(270,782)	688,142	(522,088)	295,705	(249,986)
CONTRACT TRANSACTIONS:
Purchase payments received	480,249	120,572	0	0	5,533	7,837
Transfers for contract benefits and terminations	(89,337)	(219,739)	(120,630)	(347,047)	(221,309)	(530,812)
Net transfers	(816,834)	2,558,115	(113,839)	(64,853)	(198,920)	194,576
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(1,863)	3,741	(1,531)	(2,709)
Increase (decrease) in net assets resulting from
contract transactions	(425,922)	2,458,948	(236,332)	(408,159)	(416,227)	(331,108)
Total increase (decrease) in net assets	2,309,896	2,188,166	451,810	(930,247)	(120,522)	(581,094)
NET ASSETS:
Beginning of period	6,949,024	4,760,858	2,775,774	3,706,021	1,255,347	1,836,441
End of period	$9,258,920	$6,949,024	$3,227,584	$2,775,774	$1,134,825	$1,255,347
CHANGES IN UNITS OUTSTANDING:

Units issued	237,263	321,229	346	254	19,627	69,083
Units redeemed	(264,097)	(204,295)	(9,549)	(15,947)	(60,334)	(101,728)
Net increase (decrease)	(26,834)	116,934	(9,203)	(15,693)	(40,707)	(32,645)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT RESEARCH		JPMORGAN INSURANCE TRUST SMALL CAP		LAZARD RETIREMENT EMERGING MARKETS
	PORTFOLIO		CORE PORTFOLIO		EQUITY PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(30,404)	$(24,444)	$(7,543)	$(10,596)	$26,719	$157,217
Net realized gain (loss) on investments	1,130,301	640,756	323,165	455,243	(125,416)	521,746
Change in net unrealized appreciation (depreciation)
on investments	1,122,337	(819,777)	288,419	(847,367)	2,239,153	(3,973,373)
Increase (decrease) in net assets resulting
from operations	2,222,234	(203,465)	604,041	(402,720)	2,140,456	(3,294,410)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	43,502	133,167	359,482	735,259
Transfers for contract benefits and terminations	(636,480)	(342,401)	(428,912)	(140,535)	(596,007)	(1,074,139)
Net transfers	(139,755)	(435,076)	224,289	307,844	222,679	(1,548,368)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(26,870)	72,996	(1,362)	471	(23,556)	3,974
Increase (decrease) in net assets resulting from
contract transactions	(803,105)	(704,481)	(162,483)	300,947	(37,402)	(1,883,274)
Total increase (decrease) in net assets	1,419,129	(907,946)	441,558	(101,773)	2,103,054	(5,177,684)
NET ASSETS:
Beginning of period	6,805,075	7,713,021	2,652,829	2,754,602	12,524,473	17,702,157
End of period	$8,224,204	$6,805,075	$3,094,387	$2,652,829	$14,627,527	$12,524,473
CHANGES IN UNITS OUTSTANDING:

Units issued	0	(2,873)	21,386	114,925	153,771	239,680
Units redeemed	(18,760)	(19,711)	(23,396)	(104,856)	(150,016)	(345,007)
Net increase (decrease)	(18,760)	(22,584)	(2,010)	10,069	3,755	(105,327)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
			MFS VIT II
			INTERNATIONAL
	LVIP BARON GROWTH OPPORTUNITIES		GROWTH	MFS VIT II INTERNATIONAL INTRINSIC
	FUND		PORTFOLIO	VALUE PORTFOLIO
	2019	2018	2019	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(172,746)	$(170,729)	$261	$294,649	$78,050
Net realized gain (loss) on investments	1,506,652	1,970,986	5,068	2,384,926	1,585,731
Change in net unrealized appreciation (depreciation)
on investments	5,216,792	(2,640,395)	8,764	5,669,669	(5,700,723)
Increase (decrease) in net assets resulting
from operations	6,550,698	(840,138)	14,093	8,349,244	(4,036,942)
CONTRACT TRANSACTIONS:
Purchase payments received	154,290	191,804	24,907	854,657	1,555,180
Transfers for contract benefits and terminations	(1,371,241)	(1,372,237)	0	(1,795,915)	(2,166,607)
Net transfers	163,052	(181,823)	129,252	(1,761,196)	1,903,235
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(16,988)	26,516	0	(1,703)	(1,478)
Increase (decrease) in net assets resulting from
contract transactions	(1,070,887)	(1,335,740)	154,159	(2,704,157)	1,290,330
Total increase (decrease) in net assets	5,479,811	(2,175,878)	168,252	5,645,087	(2,746,612)
NET ASSETS:
Beginning of period	19,100,379	21,276,257	0	34,789,193	37,535,805
End of period	$24,580,190	$19,100,379	$168,252	$40,434,280	$34,789,193
CHANGES IN UNITS OUTSTANDING:

Units issued	80,334	64,754	16,299	133,020	337,697
Units redeemed	(74,306)	(89,829)	(847)	(228,624)	(209,840)
Net increase (decrease)	6,028	(25,075)	15,452	(95,604)	127,857

(1) For the period June 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
	MFS VIT III BLENDED
	RESEARCH SMALL
	CAP EQUITY
	PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES
	2019	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$144	$3,122	$533	$250,137	$1,723
Net realized gain (loss) on investments	5,803	37,723	12,746	338,497	187,451
Change in net unrealized appreciation (depreciation)
on investments	(3,236)	76,204	(58,657)	817,161	(192,439)
Increase (decrease) in net assets resulting
from operations	2,711	117,049	(45,378)	1,405,795	(3,265)
CONTRACT TRANSACTIONS:
Purchase payments received	11,582	106,645	224,683	128,050	161,679
Transfers for contract benefits and terminations	0	(448)	(487)	(307,567)	(249,105)
Net transfers	27,087	(26,461)	102,971	1,178,386	(1,613,901)
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	(4,407)	(27,016)
Increase (decrease) in net assets resulting from
contract transactions	38,669	79,736	327,167	994,462	(1,728,343)
Total increase (decrease) in net assets	41,380	196,785	281,789	2,400,257	(1,731,608)
NET ASSETS:
Beginning of period	0	366,636	84,847	5,436,997	7,168,605
End of period	$41,380	$563,421	$366,636	$7,837,254	$5,436,997
CHANGES IN UNITS OUTSTANDING:

Units issued	3,952	10,262	30,519	202,498	62,351
Units redeemed	0	(3,432)	(202)	(130,534)	(167,333)
Net increase (decrease)	3,952	6,830	30,317	71,964	(104,982)

(1) For the period July 2, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	MORGAN STANLEY VIF U.S. REAL ESTATE		NEUBERGER BERMAN AMT MID CAP		NEUBERGER BERMAN AMT SUSTAINABLE
	PORTFOLIO		INTRINSIC VALUE PORTFOLIO		EQUITY PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$51,896	$114,160	$(3,985)	$(4,158)	$(1,110)	$(1,673)
Net realized gain (loss) on investments	254,770	123,794	93,864	42,212	35,878	100,653
Change in net unrealized appreciation (depreciation)
on investments	509,600	(709,002)	20,485	(207,928)	90,195	(115,982)
Increase (decrease) in net assets resulting
from operations	816,266	(471,048)	110,364	(169,874)	124,963	(17,002)
CONTRACT TRANSACTIONS:
Purchase payments received	870	160	1,110	107,495	9,079	11,399
Transfers for contract benefits and terminations	(479,113)	(550,774)	(129,766)	(34,546)	(6,133)	0
Net transfers	(96,992)	(522,939)	(110,588)	(37,481)	48,505	(327,511)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(16,900)	10,686	(1,635)	365	0	0
Increase (decrease) in net assets resulting from
contract transactions	(592,135)	(1,062,867)	(240,879)	35,833	51,451	(316,112)
Total increase (decrease) in net assets	224,131	(1,533,915)	(130,515)	(134,041)	176,414	(333,114)
NET ASSETS:
Beginning of period	4,746,701	6,280,616	790,569	924,610	484,399	817,513
End of period	$4,970,832	$4,746,701	$660,054	$790,569	$660,813	$484,399
CHANGES IN UNITS OUTSTANDING:

Units issued	14,034	10,607	17,969	15,355	5,187	2,634
Units redeemed	(24,563)	(32,315)	(31,665)	(11,767)	(1,364)	(26,807)
Net increase (decrease)	(10,529)	(21,708)	(13,696)	3,588	3,823	(24,173)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			PIMCO VIT COMMODITY REALRETURN		PIMCO VIT EMERGING MARKETS BOND
	NVIT MID CAP INDEX FUND		STRATEGY PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$86,367	$77,915	$49,944	$16,956	$24,142	$13,807
Net realized gain (loss) on investments	3,153,543	2,343,558	(22,988)	(11,545)	(2,950)	(2,103)
Change in net unrealized appreciation (depreciation)
on investments	1,215,919	(5,024,381)	101,256	(192,858)	60,581	(29,152)
Increase (decrease) in net assets resulting
from operations	4,455,829	(2,602,908)	128,212	(187,447)	81,773	(17,448)
CONTRACT TRANSACTIONS:
Purchase payments received	359,027	1,147,373	68,598	142,544	101,980	270,715
Transfers for contract benefits and terminations	(1,073,252)	(1,143,408)	(47,100)	(70,271)	(49,482)	(28)
Net transfers	249,729	(1,679,917)	74,764	274,990	(148,519)	126,765
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(66,037)	12,176	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(530,533)	(1,663,776)	96,262	347,263	(96,021)	397,452
Total increase (decrease) in net assets	3,925,296	(4,266,684)	224,474	159,816	(14,248)	380,004
NET ASSETS:
Beginning of period	18,467,043	22,733,727	1,165,925	1,006,109	583,417	203,413
End of period	$22,392,339	$18,467,043	$1,390,399	$1,165,925	$569,169	$583,417
CHANGES IN UNITS OUTSTANDING:

Units issued	86,436	131,856	35,457	86,985	19,274	44,739
Units redeemed	(86,616)	(153,665)	(19,026)	(30,258)	(27,932)	(4,845)
Net increase (decrease)	(180)	(21,809)	16,431	56,727	(8,658)	39,894

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,348,058	$1,327,617	$1,643,912	$923,693	$31,142	$39,807
Net realized gain (loss) on investments	51,789	(282,106)	(498,993)	(574,072)	(47)	(10,177)
Change in net unrealized appreciation (depreciation)
on investments	2,491,708	(2,055,602)	1,431,327	(614,277)	170,774	(82,573)
Increase (decrease) in net assets resulting
from operations	3,891,555	(1,010,091)	2,576,246	(264,656)	201,869	(52,943)
CONTRACT TRANSACTIONS:
Purchase payments received	1,028,699	2,215,581	2,666,192	4,935,984	506,221	736,737
Transfers for contract benefits and terminations	(1,948,654)	(1,827,054)	(4,812,750)	(6,005,037)	(24,115)	(90,300)
Net transfers	2,671,240	(6,076,244)	2,480,906	4,998,836	(6,749)	194,460
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(32,738)	1,509	19,637	16,242	(4,746)	0
Increase (decrease) in net assets resulting from
contract transactions	1,718,547	(5,686,208)	353,985	3,946,025	470,611	840,897
Total increase (decrease) in net assets	5,610,102	(6,696,299)	2,930,231	3,681,369	672,480	787,954
NET ASSETS:
Beginning of period	26,827,503	33,523,802	78,136,227	74,454,858	2,386,647	1,598,693
End of period	$32,437,605	$26,827,503	$81,066,458	$78,136,227	$3,059,127	$2,386,647
CHANGES IN UNITS OUTSTANDING:

Units issued	987,669	584,426	1,029,578	1,826,064	81,782	109,552
Units redeemed	(879,155)	(857,690)	(986,981)	(1,433,657)	(37,384)	(25,374)
Net increase (decrease)	108,514	(273,264)	42,597	392,407	44,398	84,178

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2019	2018	2019	2018	2019	2018
				(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,998,452	$2,144,965	$24,513	$839	$14,154	$10,147
Net realized gain (loss) on investments	(713,289)	342,932	2,617	(2)	321,800	531,521
Change in net unrealized appreciation (depreciation)
on investments	7,004,937	(3,891,712)	38,534	(900)	689,467	(589,009)
Increase (decrease) in net assets resulting
from operations	9,290,100	(1,403,815)	65,664	(63)	1,025,421	(47,341)
CONTRACT TRANSACTIONS:
Purchase payments received	7,699,627	9,936,846	444,521	99,999	193,644	58,869
Transfers for contract benefits and terminations	(7,615,562)	(9,320,389)	0	0	(325,953)	(446,631)
Net transfers	7,979,328	2,104,692	687,211	1	1,229,006	104,018
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(115,383)	59,378	0	0	1,781	5,505
Increase (decrease) in net assets resulting from
contract transactions	7,948,010	2,780,527	1,131,732	100,000	1,098,478	(278,239)
Total increase (decrease) in net assets	17,238,110	1,376,712	1,197,396	99,937	2,123,899	(325,580)
NET ASSETS:
Beginning of period	119,933,737	118,557,025	99,937	0	2,926,826	3,252,406
End of period	$137,171,847	$119,933,737	$1,297,333	$99,937	$5,050,725	$2,926,826
CHANGES IN UNITS OUTSTANDING:

Units issued	1,668,077	1,754,142	115,366	9,955	115,123	14,554
Units redeemed	(920,742)	(1,279,834)	(6,562)	0	(42,587)	(18,994)
Net increase (decrease)	747,335	474,308	108,804	9,955	72,536	(4,440)

(1) For the period September 11, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			PIONEER SELECT MID CAP GROWTH VCT		PRUDENTIAL SERIES FUND EQUITY
	PIONEER MID CAP VALUE VCT PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$4,680	$(5,134)	$(60,217)	$(53,138)	$(11,140)	$(12,665)
Net realized gain (loss) on investments	62,042	127,016	1,033,022	966,184	17,227	72,366
Change in net unrealized appreciation (depreciation)
on investments	274,479	(464,994)	1,004,748	(1,462,396)	338,388	(146,093)
Increase (decrease) in net assets resulting
from operations	341,201	(343,112)	1,977,553	(549,350)	344,475	(86,392)
CONTRACT TRANSACTIONS:
Purchase payments received	270	270	8,783	501,840	0	0
Transfers for contract benefits and terminations	(23,688)	(84,658)	(508,276)	(299,686)	(26,460)	(32,364)
Net transfers	(173,698)	(103,424)	(388,010)	851,450	(61,446)	24,302
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	697	(846)	(882)	(1,092)	125	153
Increase (decrease) in net assets resulting from
contract transactions	(196,419)	(188,658)	(888,385)	1,052,512	(87,781)	(7,909)
Total increase (decrease) in net assets	144,782	(531,770)	1,089,168	503,162	256,694	(94,301)
NET ASSETS:
Beginning of period	1,302,945	1,834,715	6,217,481	5,714,319	1,302,119	1,396,420
End of period	$1,447,727	$1,302,945	$7,306,649	$6,217,481	$1,558,813	$1,302,119
CHANGES IN UNITS OUTSTANDING:

Units issued	2,589	4,738	32,337	101,592	50	21,793
Units redeemed	(15,579)	(14,977)	(72,407)	(38,064)	(3,484)	(21,811)
Net increase (decrease)	(12,990)	(10,239)	(40,070)	63,528	(3,434)	(18)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL				PUTNAM VT GLOBAL ASSET ALLOCATION
	RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(4,029)	$(5,339)	$158,558	$(971)	$9,777	$16,930
Net realized gain (loss) on investments	(44,727)	(15,330)	1,260,193	988,378	(1,498)	76,174
Change in net unrealized appreciation (depreciation)
on investments	109,855	(128,453)	2,133,115	(2,185,164)	132,820	(167,533)
Increase (decrease) in net assets resulting
from operations	61,099	(149,122)	3,551,866	(1,197,757)	141,099	(74,429)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	476,679	655,771	0	822,239
Transfers for contract benefits and terminations	(2,717)	(39,585)	(375,546)	(364,571)	(35,708)	(8,969)
Net transfers	(115,096)	(14,623)	1,617,392	(548,958)	(220,457)	(140,620)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(309)	(754)	(16,930)	9,282	0	0
Increase (decrease) in net assets resulting from
contract transactions	(118,122)	(54,962)	1,701,595	(248,476)	(256,165)	672,650
Total increase (decrease) in net assets	(57,023)	(204,084)	5,253,461	(1,446,233)	(115,066)	598,221
NET ASSETS:
Beginning of period	629,949	834,033	11,559,054	13,005,287	953,323	355,102
End of period	$572,926	$629,949	$16,812,515	$11,559,054	$838,257	$953,323
CHANGES IN UNITS OUTSTANDING:

Units issued	0	0	194,084	103,052	272	80,100
Units redeemed	(15,430)	(5,323)	(69,047)	(115,527)	(21,070)	(24,459)
Net increase (decrease)	(15,430)	(5,323)	125,037	(12,475)	(20,798)	55,641

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(33,320)	$12,514	$106,989	$98,134	$12,719	$8,174
Net realized gain (loss) on investments	9,487	342,033	46,698	(78,407)	3,389	8,848
Change in net unrealized appreciation (depreciation)
on investments	1,153,162	(390,863)	500,476	(8,784)	252,478	(262,714)
Increase (decrease) in net assets resulting
from operations	1,129,329	(36,316)	654,163	10,943	268,586	(245,692)
CONTRACT TRANSACTIONS:
Purchase payments received	12,579	52,355	1,620,762	5,103,287	150,756	576,416
Transfers for contract benefits and terminations	(157,499)	(219,570)	(31,593)	(19,978)	(113,196)	(22,598)
Net transfers	(461,796)	(834,260)	3,192,569	(2,445,980)	21,401	(8,178)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(1,158)	(2,798)	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(607,874)	(1,004,273)	4,781,738	2,637,329	58,961	545,640
Total increase (decrease) in net assets	521,455	(1,040,589)	5,435,901	2,648,272	327,547	299,948
NET ASSETS:
Beginning of period	4,169,015	5,209,604	3,977,804	1,329,532	1,035,963	736,015
End of period	$4,690,470	$4,169,015	$9,413,705	$3,977,804	$1,363,510	$1,035,963
CHANGES IN UNITS OUTSTANDING:

Units issued	4,889	15,503	491,572	507,913	23,588	50,796
Units redeemed	(33,028)	(65,821)	(59,563)	(249,924)	(18,025)	(7,047)
Net increase (decrease)	(28,139)	(50,318)	432,009	257,989	5,563	43,749

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$18,594	$12,172	$90,355	$144,904	$5,584	$5,688
Net realized gain (loss) on investments	37,039	9,805	2,706	(171,839)	85,432	124,629
Change in net unrealized appreciation (depreciation)
on investments	96,686	(202,333)	621,401	(98,535)	136,497	(199,821)
Increase (decrease) in net assets resulting
from operations	152,319	(180,356)	714,462	(125,470)	227,513	(69,504)
CONTRACT TRANSACTIONS:
Purchase payments received	101,888	220,272	141,507	52,112	0	163,377
Transfers for contract benefits and terminations	(14,862)	(3,629)	(164,153)	(987,431)	(57,094)	(41,608)
Net transfers	(143,688)	112,781	105,692	(397,048)	105,920	(202,802)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(6,710)	9,878	0	0
Increase (decrease) in net assets resulting from
contract transactions	(56,662)	329,424	76,336	(1,322,489)	48,826	(81,033)
Total increase (decrease) in net assets	95,657	149,068	790,798	(1,447,959)	276,339	(150,537)
NET ASSETS:
Beginning of period	811,852	662,784	5,669,448	7,117,407	751,509	902,046
End of period	$907,509	$811,852	$6,460,246	$5,669,448	$1,027,848	$751,509
CHANGES IN UNITS OUTSTANDING:

Units issued	20,838	38,130	96,548	86,960	9,973	29,306
Units redeemed	(26,720)	(8,992)	(83,974)	(213,113)	(7,515)	(35,125)
Net increase (decrease)	(5,882)	29,138	12,574	(126,153)	2,458	(5,819)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				ROYCE CAPITAL FUND - SMALL-CAP		SCHWAB GOVERNMENT MONEY MARKET
	PUTNAM VT SMALL CAP VALUE FUND			PORTFOLIO		PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$74	$(63)	$(10,656)	$(16,601)	$1,507,561	$796,322
Net realized gain (loss) on investments		(2,440)	7,096	212,776	(144,311)	0	0
Change in net unrealized appreciation (depreciation)
on investments		8,539	(14,198)	325,862	(148,915)	0	0
Increase (decrease) in net assets resulting
from operations		6,173	(7,165)	527,982	(309,827)	1,507,561	796,322
CONTRACT TRANSACTIONS:
Purchase payments received		480	8,809	0	0	35,858,170	20,369,583
Transfers for contract benefits and terminations		0	0	(66,119)	(121,578)	(18,647,228)	(31,461,692)
Net transfers		486	(15,275)	(176,522)	(83,733)	(8,084,144)	50,735,067
Contract charges		0	0	0	0	0	0
Other, net						172
Adjustments to net assets allocated to contracts
in payout phase		0	0	(3,812)	2,003	96,895	102,617
Increase (decrease) in net assets resulting from
contract transactions		966	(6,466)	(246,453)	(203,308)	9,223,865	39,745,575
Total increase (decrease) in net assets		7,139	(13,631)	281,529	(513,135)	10,731,426	40,541,897
NET ASSETS:
Beginning of period		24,500	38,131	3,091,766	3,604,901	124,026,433	83,484,536
End of period		$31,639	$24,500	$3,373,295	$3,091,766	$134,757,859	$124,026,433
CHANGES IN UNITS OUTSTANDING:

Units issued		719	2,280	2,301	3,644	11,906,307	12,046,836
Units redeemed		(610)	(2,859)	(11,905)	(11,805)	(11,017,803)	(8,401,486)
Net increase (decrease)		109	(579)	(9,604)	(8,161)	888,504	3,645,350

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
	SCHWAB
	MARKETTRACK
	GROWTH
	PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO
	2018	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$251,421	$4,271,770	$3,316,994	$55,174	$24,210
Net realized gain (loss) on investments	3,735,717	24,803,306	23,626,729	54,619	8,924
Change in net unrealized appreciation (depreciation)
on investments	(4,292,929)	70,779,986	(44,516,954)	546,751	(283,393)
Increase (decrease) in net assets resulting
from operations	(305,791)	99,855,062	(17,573,231)	656,544	(250,259)
CONTRACT TRANSACTIONS:
Purchase payments received	8,997	34,949,466	34,444,721	1,030,299	2,388,015
Transfers for contract benefits and terminations	(2,352,010)	(18,286,511)	(20,413,182)	(81,693)	(87,093)
Net transfers	(24,192,241)	215,127	(3,454,721)	724,683	29,677
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(69,158)	(252,206)	248,131	0	0
Increase (decrease) in net assets resulting from
contract transactions	(26,604,412)	16,625,876	10,824,949	1,673,289	2,330,599
Total increase (decrease) in net assets	(26,910,203)	116,480,938	(6,748,282)	2,329,833	2,080,340
NET ASSETS:
Beginning of period	26,910,203	321,809,415	328,557,697	4,543,585	2,463,245
End of period	$0	$438,290,353	$321,809,415	$6,873,418	$4,543,585
CHANGES IN UNITS OUTSTANDING:

Units issued	69,065	3,573,600	3,445,333	199,510	216,312
Units redeemed	(1,053,775)	(2,002,774)	(1,949,192)	(57,580)	(8,078)
Net increase (decrease)	(984,710)	1,570,826	1,496,141	141,930	208,234

(1) For the period January 1, 2018 to November 27, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH				T. ROWE PRICE HEALTH SCIENCES
	PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$70,260	$30,382	$36,972	$1,191	$(5,023)	$(4,094)
Net realized gain (loss) on investments	90,064	6,305	19,616	18,352	(70,807)	90,893
Change in net unrealized appreciation (depreciation)
on investments	739,167	(370,056)	474,486	(325,983)	301,463	(251,856)
Increase (decrease) in net assets resulting
from operations	899,491	(333,369)	531,074	(306,440)	225,633	(165,057)
CONTRACT TRANSACTIONS:
Purchase payments received	2,264,233	1,958,375	41,154	2,416,086	187,761	339,378
Transfers for contract benefits and terminations	(13,333)	0	(982)	(3,721)	(34,593)	(42,212)
Net transfers	(514,710)	96,502	(49,098)	(58,523)	(730,649)	962,970
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	1,736,190	2,054,877	(8,926)	2,353,842	(577,481)	1,260,136
Total increase (decrease) in net assets	2,635,681	1,721,508	522,148	2,047,402	(351,848)	1,095,079
NET ASSETS:
Beginning of period	4,687,401	2,965,893	2,626,836	579,434	1,522,391	427,312
End of period	$7,323,082	$4,687,401	$3,148,984	$2,626,836	$1,170,543	$1,522,391
CHANGES IN UNITS OUTSTANDING:

Units issued	186,006	179,191	3,553	206,372	20,195	74,316
Units redeemed	(43,814)	(862)	(4,269)	(18,271)	(59,137)	(4,444)
Net increase (decrease)	142,192	178,329	(716)	188,101	(38,942)	69,872

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES
	PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(16,017)	$(14,668)	$76,438	$164,874	$601,543	$(58,075)
Net realized gain (loss) on investments	196,165	158,008	(139,050)	7,345	(5,565)	(53,605)
Change in net unrealized appreciation (depreciation)
on investments	384,053	(187,097)	841,339	(1,534,513)	(465,630)	224,904
Increase (decrease) in net assets resulting
from operations	564,201	(43,757)	778,727	(1,362,294)	130,348	113,224
CONTRACT TRANSACTIONS:
Purchase payments received	105,711	173,138	1,987	45,973	723,168	1,254,637
Transfers for contract benefits and terminations	(46,268)	(15,949)	(272,207)	(471,919)	(590,534)	(481,359)
Net transfers	(214,549)	133,052	(244,509)	(505,978)	(178,043)	410,047
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(6,259)	3,523	67	(989)	(11,363)	1,014
Increase (decrease) in net assets resulting from
contract transactions	(161,365)	293,764	(514,662)	(932,913)	(56,772)	1,184,339
Total increase (decrease) in net assets	402,836	250,007	264,065	(2,295,207)	73,576	1,297,563
NET ASSETS:
Beginning of period	2,072,368	1,822,361	6,932,816	9,228,023	9,390,620	8,093,057
End of period	$2,475,204	$2,072,368	$7,196,881	$6,932,816	$9,464,196	$9,390,620
CHANGES IN UNITS OUTSTANDING:

Units issued	32,523	30,551	40,898	50,018	142,850	247,614
Units redeemed	(40,097)	(13,884)	(91,431)	(128,946)	(153,290)	(126,227)
Net increase (decrease)	(7,574)	16,667	(50,533)	(78,928)	(10,440)	121,387

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO
	VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(5,717)	$18,250	$34,400	$122,165	$(18,368)	$56,760
Net realized gain (loss) on investments	30,732	83,332	(80,768)	(148,873)	(1,877,583)	5,401,561
Change in net unrealized appreciation (depreciation)
on investments	120,113	(442,605)	642,067	(206,497)	4,208,069	(6,284,521)
Increase (decrease) in net assets resulting
from operations	145,128	(341,023)	595,699	(233,205)	2,312,118	(826,200)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	450	122,315	33,791	31,150
Transfers for contract benefits and terminations	(72,525)	(108,147)	(352,595)	(800,973)	(296,848)	(468,781)
Net transfers	(46,203)	(118,804)	(1,489,483)	(381,756)	(1,141,358)	(661,365)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(1,469)	657	(2,950)	1,353	812	(447)
Increase (decrease) in net assets resulting from
contract transactions	(120,197)	(226,294)	(1,844,578)	(1,059,061)	(1,403,603)	(1,099,443)
Total increase (decrease) in net assets	24,931	(567,317)	(1,248,879)	(1,292,266)	908,515	(1,925,643)
NET ASSETS:
Beginning of period	1,285,997	1,853,314	7,335,891	8,628,157	8,815,609	10,741,252
End of period	$1,310,928	$1,285,997	$6,087,012	$7,335,891	$9,724,124	$8,815,609
CHANGES IN UNITS OUTSTANDING:

Units issued	110	435	84,705	62,703	7,111	7,401
Units redeemed	(11,298)	(19,030)	(248,616)	(153,558)	(54,910)	(55,701)
Net increase (decrease)	(11,188)	(18,595)	(163,911)	(90,855)	(47,799)	(48,300)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	TOUCHSTONE VST COMMON STOCK FUND
	CLASS SC		TOUCHSTONE VST SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$21,026	$(8,462)	$(46,477)	$(45,413)	$(15,894)	$(20,950)
Net realized gain (loss) on investments	246,279	209,703	777,777	935,713	(195,460)	30,303
Change in net unrealized appreciation (depreciation)
on investments	621,520	(534,710)	510,583	(1,575,081)	439,684	(962,653)
Increase (decrease) in net assets resulting
from operations	888,825	(333,469)	1,241,883	(684,781)	228,330	(953,300)
CONTRACT TRANSACTIONS:
Purchase payments received	1,515	543,434	134,954	733,210	114,958	540,333
Transfers for contract benefits and terminations	(60,819)	(74,852)	(321,664)	(235,750)	(134,607)	(196,669)
Net transfers	(324,853)	(573,051)	(289,071)	964,569	26,296	(425,808)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(1,815)	(2,922)	(341)	(827)	(227)	793
Increase (decrease) in net assets resulting from
contract transactions	(385,972)	(107,391)	(476,122)	1,461,202	6,420	(81,351)
Total increase (decrease) in net assets	502,853	(440,860)	765,761	776,421	234,750	(1,034,651)
NET ASSETS:
Beginning of period	3,509,546	3,950,406	6,249,418	5,472,997	2,199,066	3,233,717
End of period	$4,012,399	$3,509,546	$7,015,179	$6,249,418	$2,433,816	$2,199,066
CHANGES IN UNITS OUTSTANDING:

Units issued	981	61,008	31,156	92,464	100,341	226,460
Units redeemed	(17,906)	(58,599)	(46,679)	(27,398)	(92,211)	(238,966)
Net increase (decrease)	(16,925)	2,409	(15,523)	65,066	8,130	(12,506)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING		VANGUARD VIF CAPITAL GROWTH		VANGUARD VIF DIVERSIFIED VALUE
	MARKETS BOND FUND		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(15,049)	$306,872	$30,308	$16,027	$103,113	$76,636
Net realized gain (loss) on investments	(84,454)	(247,143)	532,853	654,986	151,776	213,711
Change in net unrealized appreciation (depreciation)
on investments	523,552	(381,581)	714,775	(887,605)	823,727	(731,231)
Increase (decrease) in net assets resulting
from operations	424,049	(321,852)	1,277,936	(216,592)	1,078,616	(440,884)
CONTRACT TRANSACTIONS:
Purchase payments received	4,246	400	454,236	1,470,130	689,751	1,206,658
Transfers for contract benefits and terminations	(172,975)	(312,602)	(399,543)	(248,795)	(144,406)	(188,277)
Net transfers	(308,906)	(350,164)	(1,175,135)	(504,869)	(518,648)	(363,110)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	707	349	(4,325)	0	(4,301)	0
Increase (decrease) in net assets resulting from
contract transactions	(476,928)	(662,017)	(1,124,767)	716,466	22,396	655,271
Total increase (decrease) in net assets	(52,879)	(983,869)	153,169	499,874	1,101,012	214,387
NET ASSETS:
Beginning of period	3,797,935	4,781,804	5,847,784	5,347,910	4,264,422	4,050,035
End of period	$3,745,056	$3,797,935	$6,000,953	$5,847,784	$5,365,434	$4,264,422
CHANGES IN UNITS OUTSTANDING:

Units issued	8,141	32,172	32,200	157,160	129,450	140,675
Units redeemed	(49,484)	(92,387)	(101,941)	(119,375)	(128,167)	(88,235)
Net increase (decrease)	(41,343)	(60,215)	(69,741)	37,785	1,283	52,440

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			VANGUARD VIF REAL ESTATE INDEX		VANGUARD VIF SMALL COMPANY GROWTH
	VANGUARD VIF MID-CAP INDEX PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$102,991	$36,992	$96,231	$85,085	$(2,823)	$(7,370)
Net realized gain (loss) on investments	982,834	389,259	212,671	31,771	487,364	332,814
Change in net unrealized appreciation (depreciation)
on investments	1,810,556	(1,635,852)	867,884	(315,872)	423,146	(755,951)
Increase (decrease) in net assets resulting
from operations	2,896,381	(1,209,601)	1,176,786	(199,016)	907,687	(430,507)
CONTRACT TRANSACTIONS:
Purchase payments received	1,184,434	4,802,123	791,057	830,866	445,962	1,597,070
Transfers for contract benefits and terminations	(340,329)	(401,575)	(190,156)	(126,559)	(191,307)	(154,518)
Net transfers	(298,793)	(175,082)	819,133	(249,063)	(39,894)	(139,072)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(1,348)	0	(796)	0
Increase (decrease) in net assets resulting from
contract transactions	545,312	4,225,466	1,418,686	455,244	213,965	1,303,480
Total increase (decrease) in net assets	3,441,693	3,015,865	2,595,472	256,228	1,121,652	872,973
NET ASSETS:
Beginning of period	9,468,731	6,452,866	3,548,026	3,291,798	3,261,489	2,388,516
End of period	$12,910,424	$9,468,731	$6,143,498	$3,548,026	$4,383,141	$3,261,489
CHANGES IN UNITS OUTSTANDING:

Units issued	117,461	364,702	153,607	86,362	54,675	120,773
Units redeemed	(81,937)	(73,653)	(50,642)	(49,110)	(41,748)	(42,769)
Net increase (decrease)	35,524	291,049	102,965	37,252	12,927	78,004

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(57,070)	$(53,199)	$(13,830)	$(11,856)	$(26,713)	$(34,103)
Net realized gain (loss) on investments	959,925	888,249	342,069	247,759	878,817	789,280
Change in net unrealized appreciation (depreciation)
on investments	1,436,848	(1,338,422)	181,859	(284,730)	693,295	(1,199,239)
Increase (decrease) in net assets resulting
from operations	2,339,703	(503,372)	510,098	(48,827)	1,545,399	(444,062)
CONTRACT TRANSACTIONS:
Purchase payments received	183,628	619,299	12,000	29,565	2,175	1,960
Transfers for contract benefits and terminations	(309,135)	(254,842)	(21,802)	(108,872)	(432,071)	(346,616)
Net transfers	489,535	(917,228)	218,033	371,729	(528,145)	(339,635)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	5,027	(2,187)	173	0	21,581	(11,857)
Increase (decrease) in net assets resulting from
contract transactions	369,055	(554,958)	208,404	292,422	(936,460)	(696,148)
Total increase (decrease) in net assets	2,708,758	(1,058,330)	718,502	243,595	608,939	(1,140,210)
NET ASSETS:
Beginning of period	6,204,325	7,262,655	1,387,877	1,144,282	5,484,423	6,624,633
End of period	$8,913,083	$6,204,325	$2,106,379	$1,387,877	$6,093,362	$5,484,423
CHANGES IN UNITS OUTSTANDING:

Units issued	109,060	70,710	53,197	52,391	10,607	7,887
Units redeemed	(71,807)	(100,530)	(43,451)	(35,029)	(41,179)	(32,645)
Net increase (decrease)	37,253	(29,820)	9,746	17,362	(30,572)	(24,758)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2019

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2019, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$1,856,524	$1,166,386
AB VPS International Growth Portfolio	311,032	806,049
AB VPS International Value Portfolio	19,901	220,097
AB VPS Large Cap Growth Portfolio	5,579,401	3,603,193
AB VPS Real Estate Investment Portfolio	2,319,526	18,707,406
AB VPS Small/Mid Cap Value Portfolio	741,573	1,239,468
Alger Balanced Portfolio	34,221	113,367
Alger Capital Appreciation Portfolio	644,560	504,183
Alger Large Cap Growth Portfolio	1,926,072	6,790,463
Alger Mid Cap Growth Portfolio	1,396,844	1,713,449
Alps Red Rocks Listed Private Equity Portfolio	69,648	45,261
American Century Investments VP Balanced Fund	7,908,864	4,122,673
American Century Investments VP Income & Growth Fund	1,420,572	1,003,818
American Century Investments VP International Fund	1,374,941	1,353,327
American Century Investments VP Mid Cap Value Fund	2,211,462	1,562,553
American Century Investments VP Value Fund	4,803,526	4,514,724
American Funds IS Global Growth Fund	534,547	308,087
American Funds IS Growth-Income Fund	2,376,992	189,002
American Funds IS International Fund	819,964	362,132
American Funds IS New World Fund	1,071,734	444,624
Blackrock 60/40 Target Allocation ETF VI Fund	558,364	116,496
Blackrock Global Allocation VI Fund	1,613,685	1,886,169
BNY Mellon IP Midcap Stock Portfolio	417,694	610,992
BNY Mellon VIF Appreciation Portfolio	1,174,183	933,298
BNY Mellon VIF Growth And Income Portfolio	1,159,976	614,198
BNY Mellon VIF Opportunistic Small Cap Portfolio	109,033	57,440
Clearbridge Variable Large Cap Growth Portfolio	1,064,022	287,315
Clearbridge Variable Mid Cap Portfolio	73,604	86,613
Clearbridge Variable Small Cap Growth Portfolio	365,934	970,316
Columbia Variable Portfolio - Large Cap Growth Fund	1,226,768	919,980
Columbia Variable Portfolio - Seligman Global Technology Fund	9,632,941	5,981,752
Columbia Variable Portfolio - Small Cap Value Fund	394,232	346,251
Delaware VIP Emerging Markets Series	1,073,965	974,480
Delaware VIP International Value Equity Series	115,748	170,599
Delaware VIP Small Cap Value Series	3,313,333	1,990,846
Delaware VIP Smid Cap Core Series	2,218,665	3,370,800
Delaware VIP Value Series	810,672	516,476
Dimensional VA US Targeted Value Portfolio	515,438	250,207
DWS Capital Growth VIP	7,703,062	5,884,014
DWS Core Equity VIP	2,108,708	2,038,172
DWS CROCI® U.S. VIP	1,057,832	932,219

DWS Global Small Cap VIP	555,009	305,504
DWS Small Cap Index VIP	7,052,612	3,739,004
DWS Small Mid Cap Growth VIP	345,559	277,702
DWS Small Mid Cap Value VIP	334,922	557,643
Federated Fund for U.S. Government Securities II	4,581,672	4,033,324
Federated Managed Volatility Fund II	43,802	178,986

Investment Division	Purchases	Sales
Franklin Small Cap Value VIP Fund	$1,291,926	$1,523,744
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	31,394	78,505
Great-West Aggressive Profile Fund	12,750	242
Great-West Ariel Mid Cap Value Fund	137,386	93,841
Great-West Bond Index Fund	12,148,660	6,738,905
Great-West Conservative Profile Fund	1,260,348	716,560
Great-West International Index Fund	1,475,026	13,101
Great-West Invesco Small Cap Value Fund	5,631	40,986
Great-West Lifetime 2015 Fund	24,758	127
Great-West Lifetime 2020 Fund	634,495	51,332
Great-West Lifetime 2025 Fund	213,947	3,016
Great-West Lifetime 2030 Fund	76,077	697
Great-West Lifetime 2035 Fund	6,859	488
Great-West Lifetime 2040 Fund	19,245	107
Great-West Lifetime 2050 Fund	7,900	3,711
Great-West Lifetime 2055 Fund	1,796	94
Great-West Mid Cap Value Fund	14,076	34,594
Great-West Moderate Profile Fund	3,915,562	867,866
Great-West Moderately Aggressive Profile Fund	1,330,294	12,825
Great-West Moderately Conservative Profile Fund	3,159,012	596,720
Great-West Multi-Sector Bond Fund	4,091,496	1,843,888
Great-West Real Estate Index Fund	286,475	47,687
Great-West SecureFoundation® Balanced Fund	23,128,860	15,701,095
Great-West T. Rowe Price Mid Cap Growth Fund	613,707	287,499
Invesco Oppenheimer V.I. Global Fund	5,604,480	4,904,524
Invesco Oppenheimer V.I. International Growth Fund	1,443,172	2,442,673
Invesco Oppenheimer V.I. Main Street Small Cap Fund	386,203	1,474,781
Invesco V.I. Comstock Fund	1,128,359	1,145,849
Invesco V.I. Core Equity Fund	392,729	313,847
Invesco V.I. Growth & Income Fund	2,138,676	2,585,281
Invesco V.I. High Yield Fund	6,591,625	1,540,708
Invesco V.I. International Growth Fund	2,861,771	1,477,693
Invesco V.I. Mid Cap Core Equity Fund	244,983	173,907
Invesco V.I. Small Cap Equity Fund	714,821	423,411
Invesco V.I. Technology Fund	912,167	703,331
Ivy VIP International Core Equity	526,841	423,159
Janus Henderson VIT Balanced Portfolio Institutional Shares	1,691,329	2,256,396
Janus Henderson VIT Balanced Portfolio Service Shares	26,751,935	12,232,483
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	2,040,040	2,551,620
Janus Henderson VIT Flexible Bond Portfolio Service Shares	5,826,991	6,701,997
Janus Henderson VIT Global Research Portfolio	2,149,771	1,654,403
Janus Henderson VIT Global Technology Portfolio	187,940	212,003
Institutional Shares
Janus Henderson VIT Global Technology Portfolio	6,148,700	6,029,355
Service Shares
Janus Henderson VIT Overseas Portfolio Institutional Shares	61,471	263,996
Janus Henderson VIT Overseas Portfolio Service Shares	175,841	578,682
Janus Henderson VIT Research Portfolio	822,571	841,404
JPMorgan Insurance Trust Small Cap Core Portfolio	919,070	729,584
Lazard Retirement Emerging Markets Equity Portfolio	2,177,559	2,164,500
LVIP Baron Growth Opportunities Fund	2,415,773	2,987,058

Investment Division	Purchases	Sales
MFS VIT II International Growth Portfolio	$167,129	$7,792
MFS VIT II International Intrinsic Value Portfolio	4,047,963	5,283,691
MFS VIT III Blended Research Small Cap Equity Portfolio	44,754	114
MFS VIT III Mid Cap Value Portfolio	162,964	41,539
MFS VIT Utilities Series	3,281,776	2,008,780
Morgan Stanley VIF U.S. Real Estate Portfolio	955,136	1,289,741
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	346,889	502,413
Neuberger Berman AMT Sustainable Equity Portfolio	103,837	20,919
NVIT Mid Cap Index Fund	5,659,556	2,653,975
PIMCO VIT Commodity Real Return Strategy Portfolio	259,315	113,091
PIMCO VIT Emerging Markets Bond Portfolio	231,696	303,577
PIMCO VIT High Yield Portfolio	15,490,090	12,390,186
PIMCO VIT Low Duration Portfolio	13,838,370	11,859,894
PIMCO VIT Real Return Portfolio	904,006	397,454
PIMCO VIT Total Return Portfolio	23,733,996	12,670,613
Pioneer Bond VCT Portfolio	1,230,925	74,595
Pioneer Fund VCT Portfolio	2,631,795	909,561
Pioneer Mid Cap Value VCT Portfolio	160,440	258,807
Pioneer Select Mid Cap Growth VCT Portfolio	1,629,146	1,627,050
Prudential Series Fund Equity Portfolio	37	99,054
Prudential Series Fund Natural Resources Portfolio	-	121,847
Putnam VT Equity Income Fund	4,691,199	1,723,237
Putnam VT Global Asset Allocation Fund	47,958	265,732
Putnam VT Global Health Care Fund	294,906	731,231
Putnam VT Income Fund	5,539,854	620,763
Putnam VT International Equity Fund	286,552	212,655
Putnam VT International Value Fund	277,104	270,980
Putnam VT Mortgage Securities Fund	1,169,280	995,801
Putnam VT Multi-Cap Core Fund	262,093	121,297
Putnam VT Small Cap Value Fund	11,650	7,379
Royce Capital Fund - Small-Cap Portfolio	455,396	316,717
Schwab Government Money Market Portfolio	101,819,496	91,183,796
Schwab S&P 500 Index Portfolio	69,157,904	44,528,852
Schwab VIT Balanced Portfolio	2,409,769	673,388
Schwab VIT Balanced With Growth Portfolio	2,400,065	562,979
Schwab VIT Growth Portfolio	109,690	66,256
T. Rowe Price Health Sciences Portfolio	394,769	928,478
T. Rowe Price Health Sciences Portfolio Class II	654,078	719,110
Templeton Foreign VIP Fund	681,847	1,045,535
Templeton Global Bond VIP Fund	2,087,113	1,530,987
Third Avenue Value Portfolio Variable Series	3,554	127,995
Touchstone VST Bond Fund	1,201,121	3,008,443
Touchstone VST Common Stock Fund	391,600	1,709,009
Touchstone VST Common Stock Fund Class SC	316,168	473,100
Touchstone VST Small Company Fund	1,473,286	1,237,630
Van Eck VIP Global Hard Assets Fund	648,855	658,081
Van Eck VIP Unconstrained Emerging Markets Bond Fund	101,977	594,665
Vanguard VIF Capital Growth Portfolio	772,242	1,714,945
Vanguard VIF Diversified Value Portfolio	1,970,227	1,582,872
Vanguard VIF Mid-Cap Index Portfolio	2,631,581	1,134,341
Vanguard VIF Real Estate Index Portfolio	2,416,996	675,745

Investment Division	Purchases	Sales
Vanguard VIF Small Company Growth Portfolio	$1,288,140	$674,602
Wells Fargo VT Discovery Fund	3,132,895	1,893,472
Wells Fargo VT Omega Growth Fund	1,217,970	784,753
Wells Fargo VT Opportunity Fund	789,121	1,119,370

3.EXPENSES AND RELATED PARTY TRANSACTIONS Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.SUBSEQUENT EVENTS

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as "COVID- 19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods.

5.FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units			Investment Income	Expense Ratio
	(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
AB VPS GROWTH AND INCOME PORTFOLIO
2019	344	$
2018	352	$
2017	373	$
2016	415	$
2015	378	$
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2019	417	$
2018	457	$
2017	531	$
2016	634	$
2015	719	$
AB VPS INTERNATIONAL VALUE PORTFOLIO
2019	249	$
2018	273	$
2017	315	$
2016	348	$
2015	422	$
AB VPS LARGE CAP GROWTH PORTFOLIO
2019	318	$
2018	358	$
2017	270	$
2016	168	$
2015	134	$
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2019	205	$
2018	246	$
2017	279	$
2016	339	$
2015	331	$
ALGER BALANCED PORTFOLIO
2019	39	$
2018	44	$
2017	44	$
2016	46	$
2015	46	$
ALGER CAPITAL APPRECIATION PORTFOLIO
2019	141	$
2018	147	$
2017	70	$
2016	44	$
2015	16	$
ALGER LARGE CAP GROWTH PORTFOLIO
2019	799	$
2018	949	$
2017	929	$
2016	960	$
2015	1,101	$
33.26	to	$16.33	$8,978	1.26%	0.49%	to	0.85%	22.87%	to	23.31%
27.07	to	$13.24	$7,517	0.98%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
28.93	to	$14.10	$8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
24.53	to	$11.91	$8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
22.23	to	$10.76	$6,820	1.43%	0.49%	to	0.85%	0.84%	to	1.20%
18.57	to	$12.12	$7,898	0.57%	0.49%	to	0.85%	26.45%	to	26.90%
14.68	to	$9.55	$6,835	0.68%	0.49%	to	0.85%	(18.12) %	to	(17.82) %
17.93	to	$11.62	$9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
13.39	to	$8.65	$8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
14.51	to	$9.34	$10,575	0.34%	0.49%	to	0.85%	(2.70) %	to	(2.34) %
8.71	to	$8.95	$2,216	0.92%	0.65%	to	0.85%	16.14%	to	16.37%
7.50	to	$7.69	$2,093	1.46%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
9.79	to	$10.02	$3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
7.87	to	$8.04	$2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
7.98	to	$8.14	$3,427	2.38%	0.65%	to	0.85%	1.72%	to	1.93%
46.75	to	$22.81	$9,183	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
34.49	to	$16.76	$7,477	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
33.44	to	$16.20	$5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
25.08	to	$12.10	$2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
25.01	to	$12.03	$2,389	0.00%	0.49%	to	0.85%	8.14%	to	8.52%
24.93	to	$13.94	$4,591	0.56%	0.49%	to	0.85%	19.08%	to	19.51%
20.94	to	$11.66	$4,733	0.48%	0.49%	to	0.85%	(15.75) %	to	(15.45) %
24.85	to	$13.79	$6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
22.15	to	$12.25	$7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
17.86	to	$9.84	$5,665	0.76%	0.49%	to	0.85%	(6.29) %	to	(5.94) %
23.58	to	$23.03	$909	1.41%	0.65%	to	0.85%	18.49%	to	18.73%
19.90	to	$19.39	$864	4.12%	0.65%	to	0.85%	(4.15) %	to	(3.96) %
20.76	to	$20.19	$914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
18.14	to	$17.61	$831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
16.86	to	$16.33	$782	2.04%	0.65%	to	0.85%	0.61%	to	0.81%
16.97	to	$17.26	$2,410	0.00%	0.49%	to	0.85%	32.45%	to	32.93%
12.82	to	$12.99	$1,901	0.11%	0.49%	to	0.85%	(0.95) %	to	(0.59) %
12.94	to	$13.06	$907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
9.98	to	$10.01	$435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
10.00	to	$10.01	$162	0.12%	0.49%	to	0.69%	(0.01) %	to	0.13%
53.07	to	$17.62	$29,043	0.00%	0.49%	to	0.85%	26.35%	to	26.81%
42.00	to	$13.90	$27,635	0.00%	0.49%	to	0.85%	1.34%	to	1.71%
41.45	to	$13.66	$25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%
32.54	to	$10.69	$21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %
33.09	to	$10.83	$25,296	0.00%	0.49%	to	0.85%	0.86%	to	1.22%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
ALGER MID CAP GROWTH PORTFOLIO
2019	132	$
2018	156	$
2017	168	$
2016	166	$
2015	206	$
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2019	14	$
2018	13	$
2017	12	$
2016	1	$
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2019	1,690	$
2018	1,445	$
2017	1,306	$
2016	1,096	$
2015	1,075	$
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2019	357	$
2018	358	$
2017	334	$
2016	352	$
2015	310	$
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2019	354	$
2018	373	$
2017	361	$
2016	310	$
2015	279	$
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2019	405	$
2018	418	$
2017	431	$
2016	434	$
2015	334	$
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2019	869	$
2018	883	$
2017	961	$
2016	1,112	$
2015	1,033	$
AMERICAN FUNDS IS GLOBAL GROWTH FUND
2019	119	$
2018	112	$
2017	86	$
2016	69	$
2015	49	$
35.44	to	$16.06	$4,699	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
27.44	to	$12.39	$4,314	0.00%	0.49%	to	0.85%	(8.23) %	to	(7.90) %
29.91	to	$13.46	$5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
23.24	to	$10.42	$3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
23.21	to	$10.34	$4,789	0.00%	0.65%	to	0.85%	(2.40) %	to	(2.20) %
15.92	to	$16.13	$230	0.00%	0.49%	to	0.85%	39.15%	to	39.65%
11.44	to	$11.55	$147	5.26%	0.49%	to	0.85%	(12.96) %	to	(12.65) %
13.15	to	$13.22	$154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
10.58	to	$10.59	$9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
26.94	to	$14.01	$31,688	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
22.67	to	$11.74	$24,050	1.43%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
23.78	to	$12.27	$23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
21.05	to	$10.83	$18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
19.84	to	$10.17	$18,077	1.74%	0.49%	to	0.85%	(3.40) %	to	(3.05) %
32.61	to	$15.55	$7,945	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
26.54	to	$12.61	$6,745	1.94%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
28.74	to	$13.60	$7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
24.05	to	$11.35	$6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
21.38	to	$10.05	$5,120	2.13%	0.49%	to	0.85%	(6.42) %	to	(6.09) %
31.40	to	$12.40	$6,998	0.90%	0.49%	to	0.85%	27.33%	to	27.79%
24.66	to	$9.70	$5,785	1.27%	0.49%	to	0.85%	(15.95) %	to	(15.63) %
29.33	to	$11.50	$6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%
22.55	to	$8.81	$4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
24.06	to	$9.37	$4,832	0.36%	0.49%	to	0.85%	(0.10) %	to	0.27%
37.64	to	$16.13	$11,983	1.91%	0.49%	to	0.85%	27.90%	to	28.36%
29.43	to	$12.56	$9,942	1.26%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
34.10	to	$14.51	$12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
30.85	to	$13.08	$11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
25.36	to	$10.71	$7,558	1.49%	0.49%	to	0.85%	(2.41) %	to	(2.06) %
34.15	to	$15.15	$25,870	2.12%	0.49%	to	0.85%	25.96%	to	26.41%
27.11	to	$11.99	$21,822	1.66%	0.49%	to	0.85%	(9.93) %	to	(9.59) %
30.10	to	$13.26	$26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
27.91	to	$12.25	$28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
23.37	to	$10.22	$22,654	2.11%	0.49%	to	0.85%	(4.70) %	to	(4.36) %
17.34	to	$17.54	$2,076	1.41%	0.49%	to	0.69%	34.69%	to	34.95%
12.88	to	$13.00	$1,448	1.11%	0.49%	to	0.69%	(9.44) %	to	(9.26) %
14.22	to	$14.32	$1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
10.86	to	$10.92	$755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
10.85	to	$10.88	$535	1.74%	0.49%	to	0.69%	6.50%	to	6.71%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2019	323	$
2018	146	$
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2019	182	$
2018	146	$
2017	54	$
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2019	286	$
2018	251	$
2017	86	$
2016	31	$
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
(Effective date 04/30/2019)
2019	42	$
BLACKROCK GLOBAL ALLOCATION VI FUND
2019	738	$
2018	790	$
2017	631	$
2016	483	$
2015	422	$
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2019	126	$
2018	149	$
2017	118	$
2016	101	$
2015	102	$
BNY MELLON VIF APPRECIATION PORTFOLIO
2019	321	$
2018	351	$
2017	408	$
2016	455	$
2015	550	$
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2019	254	$
2018	253	$
2017	271	$
2016	233	$
2015	248	$
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2019	27	$
2018	29	$
2017	29	$
2016	31	$
2015	34	$
11.80	to	$11.87	$3,832	1.89%	0.49%	to	0.85%	24.79%	to	25.23%
9.46	to	$9.48	$1,384	1.56%	0.49%	to	0.85%	(5.43) %	to	(5.20) %
12.20	to	$12.26	$2,223	1.57%	0.49%	to	0.69%	22.05%	to	22.28%
9.99	to	$10.03	$1,466	2.62%	0.49%	to	0.69%	(13.73) %	to	(13.56) %
11.58	to	$11.60	$627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
14.49	to	$14.68	$4,186	1.00%	0.49%	to	0.85%	28.05%	to	28.51%
11.32	to	$11.43	$2,865	1.21%	0.49%	to	0.85%	(14.77) %	to	(14.46) %
13.28	to	$13.36	$1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%
10.34	to	$10.37	$324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
10.79	to	$10.80	$458	1.70%	0.49%	to	0.69%	7.86%	to	8.01%
12.39	to	$12.48	$9,176	1.29%	0.49%	to	0.85%	17.00%	to	17.41%
10.45	to	$10.63	$8,399	1.05%	0.49%	to	0.85%	(8.13) %	to	(7.79) %
11.38	to	$11.53	$7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
10.21	to	$10.17	$4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
9.89	to	$9.82	$4,175	1.38%	0.49%	to	0.85%	(1.55) %	to	(1.20) %
34.45	to	$13.88	$2,807	0.67%	0.49%	to	0.85%	19.17%	to	19.59%
28.91	to	$11.61	$2,722	0.63%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
34.50	to	$13.80	$2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
30.15	to	$12.02	$2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
26.34	to	$10.46	$2,123	0.57%	0.49%	to	0.85%	(3.12) %	to	(2.77) %
31.32	to	$17.13	$9,596	1.16%	0.49%	to	0.85%	34.94%	to	35.43%
23.21	to	$12.65	$7,764	1.24%	0.49%	to	0.85%	(7.64) %	to	(7.31) %
25.13	to	$13.65	$9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
19.90	to	$10.77	$8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%
18.60	to	$10.03	$9,795	1.65%	0.49%	to	0.85%	(3.29) %	to	(2.95) %
34.94	to	$17.15	$5,855	1.08%	0.49%	to	0.85%	28.03%	to	28.49%
27.29	to	$13.35	$4,629	0.80%	0.49%	to	0.85%	(5.50) %	to	(5.15) %
28.87	to	$14.07	$5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
24.33	to	$11.81	$4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
22.30	to	$10.79	$3,955	0.86%	0.49%	to	0.85%	0.73%	to	1.09%
25.75	to	$22.92	$620	0.00%	0.65%	to	0.85%	20.75%	to	20.98%
21.32	to	$18.95	$561	0.00%	0.65%	to	0.85%	(19.80) %	to	(19.60) %
26.59	to	$23.57	$707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
21.51	to	$19.02	$594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
18.53	to	$16.36	$563	0.00%	0.65%	to	0.85%	(3.09) %	to	(2.91) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2019	111	$
2018	51	$
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2019	16	$
2018	16	$
2017	15	$
2016	10	$
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2019	110	$
2018	168	$
2017	82	$
2016	70	$
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2019	204	$
2018	181	$
2017	146	$
2016	147	$
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2019	474	$
2018	422	$
2017	591	$
2016	459	$
2015	483	$
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2019	69	$
2018	73	$
2017	119	$
2016	134	$
2015	63	$
DELAWARE VIP EMERGING MARKETS SERIES
2019	349	$
2018	347	$
2017	397	$
2016	178	$
2015	140	$
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/30/2018)
2019	22	$
2018	29	$
DELAWARE VIP SMALL CAP VALUE SERIES
2019	543	$
2018	532	$
2017	568	$
2016	576	$
2015	599	$
12.53	to	$12.57	$1,398	0.48%	0.49%	to	0.69%	31.25%	to	31.51%
9.55	to	$9.56	$489	0.32%	0.49%	to	0.69%	(4.52) %	to	(4.39) %
14.13	to	$14.32	$227	0.57%	0.49%	to	0.85%	31.82%	to	32.30%
10.72	to	$10.78	$177	0.53%	0.65%	to	0.85%	(13.26) %	to	(13.09) %
12.36	to	$12.40	$180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%
11.06	to	$11.06	$111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
15.96	to	$16.23	$1,781	0.00%	0.49%	to	0.85%	25.80%	to	26.25%
12.68	to	$12.85	$2,160	0.00%	0.49%	to	0.85%	2.55%	to	2.93%
12.42	to	$12.49	$1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
10.06	to	$10.10	$711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
16.98	to	$17.21	$3,491	0.00%	0.49%	to	0.85%	34.39%	to	34.87%
12.64	to	$12.76	$2,307	0.00%	0.49%	to	0.85%	(4.96) %	to	(4.61) %
13.30	to	$13.38	$1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
10.49	to	$10.52	$1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
36.36	to	$28.21	$16,842	0.00%	0.49%	to	0.85%	53.66%	to	54.21%
23.66	to	$18.29	$9,818	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
26.07	to	$20.08	$15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
19.48	to	$14.95	$8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%
16.51	to	$12.63	$7,961	0.00%	0.49%	to	0.85%	8.88%	to	9.29%
29.70	to	$13.84	$1,670	0.27%	0.49%	to	0.85%	19.96%	to	20.39%
24.76	to	$11.50	$1,473	0.18%	0.49%	to	0.85%	(18.86) %	to	(18.57) %
30.51	to	$14.12	$3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
27.00	to	$12.45	$3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
20.51	to	$9.42	$1,047	0.59%	0.49%	to	0.85%	(7.11) %	to	(6.78) %
12.64	to	$12.30	$4,355	0.71%	0.49%	to	0.85%	21.59%	to	22.04%
10.39	to	$10.08	$3,560	3.61%	0.49%	to	0.85%	(16.52) %	to	(16.23) %
12.45	to	$12.04	$4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
8.93	to	$8.60	$1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
7.91	to	$7.59	$1,096	0.61%	0.49%	to	0.85%	(15.23) %	to	(14.92) %
9.78	to	$9.81	$215	1.60%	0.49%	to	0.69%	18.49%	to	18.73%
8.25	to	$8.26	$236	0.00%	0.65%	to	0.69%	(17.46) %	to	(17.44) %
44.60	to	$14.77	$22,310	1.05%	0.49%	to	0.85%	27.05%	to	27.51%
35.10	to	$11.58	$17,870	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
42.51	to	$13.98	$23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
38.26	to	$12.54	$22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
29.37	to	$9.59	$18,348	0.73%	0.49%	to	0.85%	(7.01) %	to	(6.68) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
DELAWARE VIP SMID CAP CORE SERIES
2019	288	$
2018	353	$
2017	297	$
2016	317	$
2015	311	$
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2019	66	$
2018	41	$
2017	5	$
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2019	171	$
2018	155	$
2017	161	$
2016	115	$
2015	69	$
DWS CAPITAL GROWTH VIP
2019	972	$
2018	979	$
2017	954	$
2016	903	$
2015	1,114	$
DWS CORE EQUITY VIP
2019	472	$
2018	522	$
2017	481	$
2016	489	$
2015	536	$
DWS CROCI® U.S. VIP
2019	333	$
2018	358	$
2017	422	$
2016	489	$
2015	636	$
DWS GLOBAL SMALL CAP VIP
2019	128	$
2018	110	$
2017	99	$
2016	62	$
2015	44	$
DWS SMALL CAP INDEX VIP
2019	1,190	$
2018	1,052	$
2017	921	$
2016	820	$
2015	780	$
41.56	to	$17.09	$9,101	0.60%	0.49%	to	0.85%	28.53%	to	29.00%
32.33	to	$13.25	$8,576	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
37.11	to	$15.15	$9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%
31.54	to	$12.83	$8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
29.37	to	$11.90	$7,855	0.37%	0.49%	to	0.85%	6.63%	to	7.01%
12.65	to	$12.78	$838	1.30%	0.49%	to	0.85%	18.95%	to	19.39%
10.64	to	$10.70	$438	1.40%	0.49%	to	0.85%	(3.56) %	to	(3.21) %
11.03	to	$11.04	$51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
13.37	to	$13.52	$2,311	1.54%	0.49%	to	0.69%	21.71%	to	21.96%
10.99	to	$11.09	$1,720	0.82%	0.49%	to	0.69%	(16.45) %	to	(16.28) %
13.15	to	$13.25	$2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
12.06	to	$12.13	$1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
9.53	to	$9.56	$658	1.59%	0.49%	to	0.69%	(5.88) %	to	(5.69) %
45.07	to	$20.79	$29,819	0.42%	0.49%	to	0.85%	35.98%	to	36.46%
33.14	to	$15.23	$22,824	0.71%	0.49%	to	0.85%	(2.43) %	to	(2.08) %
33.97	to	$15.56	$23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
27.12	to	$12.38	$18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
26.24	to	$11.93	$21,734	0.67%	0.49%	to	0.85%	7.70%	to	8.09%
34.14	to	$18.30	$13,086	1.11%	0.49%	to	0.85%	29.20%	to	29.66%
26.42	to	$14.12	$11,275	1.79%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
28.25	to	$15.04	$11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
23.55	to	$12.49	$10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%
21.49	to	$11.36	$10,410	0.78%	0.49%	to	0.85%	4.36%	to	4.73%
22.19	to	$13.33	$7,065	1.93%	0.49%	to	0.85%	31.83%	to	32.30%
16.83	to	$10.07	$5,774	2.52%	0.49%	to	0.85%	(11.26) %	to	(10.94) %
18.97	to	$11.31	$7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
15.57	to	$9.25	$7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
16.42	to	$9.72	$10,185	1.58%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
10.87	to	$11.09	$1,410	0.00%	0.49%	to	0.85%	20.27%	to	20.70%
9.05	to	$9.19	$1,000	0.26%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
11.47	to	$11.62	$1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
9.65	to	$9.73	$599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
9.58	to	$9.62	$423	0.62%	0.49%	to	0.85%	0.30%	to	0.67%
39.59	to	$15.19	$28,574	1.01%	0.49%	to	0.85%	24.16%	to	24.61%
31.89	to	$12.19	$22,089	0.93%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
36.23	to	$13.80	$23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
31.96	to	$12.13	$20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
26.63	to	$10.07	$17,720	1.04%	0.49%	to	0.85%	(5.40) %	to	(5.06) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
DWS SMALL MID CAP GROWTH VIP
2019	88	$
2018	103	$
2017	80	$
2016	73	$
2015	77	$
DWS SMALL MID CAP VALUE VIP
2019	177	$
2018	202	$
2017	234	$
2016	293	$
2015	322	$
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2019	1,933	$
2018	1,873	$
2017	2,049	$
2016	2,473	$
2015	2,381	$
FEDERATED MANAGED VOLATILITY FUND II
2019	80	$
2018	87	$
2017	26	$
2016	29	$
2015	33	$
FRANKLIN SMALL CAP VALUE VIP FUND
2019	204	$
2018	248	$
2017	260	$
2016	329	$
2015	243	$
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2019	14	$
2018	19	$
2017	9	$
2016	2	$
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2019	4	$
2018	4	$
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 05/01/2015)
2019	23	$
2018	21	$
2017	23	$
2016	1	$
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2019	668	$
2018	144	$
28.15	to	$14.67	$1,699	0.00%	0.49%	to	0.85%	21.38%	to	21.82%
23.19	to	$12.04	$1,524	0.00%	0.49%	to	0.85%	(14.32) %	to	(14.02) %
27.06	to	$14.00	$1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%
22.35	to	$11.52	$1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
20.67	to	$10.62	$1,182	0.00%	0.49%	to	0.85%	(1.74) %	to	(1.38) %
20.49	to	$12.99	$3,479	0.74%	0.49%	to	0.85%	20.48%	to	20.92%
17.01	to	$10.74	$3,307	1.36%	0.49%	to	0.85%	(16.73) %	to	(16.43) %
20.42	to	$12.86	$4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
18.64	to	$11.69	$5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
16.08	to	$10.05	$5,143	0.29%	0.49%	to	0.85%	(2.74) %	to	(2.39) %
21.03	to	$10.95	$31,095	2.35%	0.49%	to	0.85%	5.00%	to	5.39%
20.03	to	$10.39	$29,587	2.45%	0.49%	to	0.85%	(0.40) %	to	(0.05) %
20.11	to	$10.40	$32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
19.90	to	$10.25	$38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
19.75	to	$10.14	$37,772	2.70%	0.49%	to	0.85%	(0.33) %	to	0.03%
27.02	to	$27.02	$2,225	2.09%	0.85%	to	0.85%	19.21%	to	19.21%
22.67	to	$22.67	$1,934	1.54%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
24.99	to	$24.99	$658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
21.34	to	$21.34	$642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
19.98	to	$19.98	$681	4.30%	0.85%	to	0.85%	(8.34) %	to	(8.34) %
22.65	to	$14.28	$3,906	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
18.08	to	$11.35	$3,902	0.86%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
20.93	to	$13.10	$5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
19.07	to	$11.89	$5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%
14.78	to	$9.18	$3,537	0.65%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
10.61	to	$10.69	$147	2.39%	0.49%	to	0.69%	8.08%	to	8.29%
9.82	to	$9.87	$183	3.21%	0.49%	to	0.69%	(7.58) %	to	(7.39) %
10.62	to	$10.66	$94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
10.15	to	$10.15	$24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%
11.25	to	$11.28	$48	2.07%	0.49%	to	0.65%	25.28%	to	25.49%
8.98	to	$8.99	$33	1.62%	0.49%	to	0.65%	(10.17) %	to	(10.08) %
11.92	to	$12.03	$280	1.18%	0.49%	to	0.69%	23.46%	to	23.71%
9.65	to	$9.65	$204	0.62%	0.69%	to	0.69%	(15.00) %	to	(15.00) %
11.36	to	$11.42	$258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
9.94	to	$9.94	$9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
10.88	to	$10.94	$7,297	1.22%	0.49%	to	0.85%	7.17%	to	7.57%
10.15	to	$10.17	$1,465	0.70%	0.49%	to	0.85%	1.50%	to	1.74%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2019	264	$
2018	224	$
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2019	143	$
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 04/29/2016)
2019	11	$
2018	13	$
2017	5	$
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/30/2018)
2019	3	$
2018	1	$
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/30/2018)
2019	595	$
2018	575	$
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/30/2018)
2019	58	$
2018	42	$
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/30/2018)
2019	14	$
2018	7	$
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/30/2018)
2019	7	$
2018	7	$
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/30/2018)
2019	2	$
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/30/2018)
2019	5	$
2018	5	$
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/30/2018)
2019	2	$
2018	2	$
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2019	19	$
2018	20	$
2017	11	$
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2019	570	$
2018	326	$
10.75	to	$10.78	$2,838	2.23%	0.49%	to	0.65%	10.81%	to	10.99%
9.70	to	$9.71	$2,171	2.96%	0.49%	to	0.65%	(2.98) %	to	(2.87) %
10.66	to	$10.68	$1,523	4.82%	0.49%	to	0.69%	6.63%	to	6.77%
12.88	to	$13.05	$138	0.53%	0.49%	to	0.85%	16.22%	to	16.64%
11.08	to	$11.19	$150	3.15%	0.49%	to	0.85%	(14.59) %	to	(14.28) %
13.02	to	$13.02	$63	0.28%	0.65%	to	0.65%	6.13%	to	6.13%
10.99	to	$10.99	$31	1.63%	0.49%	to	0.49%	14.60%	to	14.60%
9.59	to	$9.59	$5	1.48%	0.49%	to	0.49%	(4.12) %	to	(4.12) %
11.01	to	$11.04	$6,560	1.92%	0.49%	to	0.65%	15.68%	to	15.87%
9.52	to	$9.53	$5,472	2.00%	0.49%	to	0.65%	(4.84) %	to	(4.74) %
11.07	to	$11.10	$643	1.67%	0.49%	to	0.65%	17.24%	to	17.44%
9.44	to	$9.45	$394	1.56%	0.49%	to	0.65%	(5.58) %	to	(5.48) %
11.13	to	$11.13	$151	2.34%	0.65%	to	0.65%	19.23%	to	19.23%
9.33	to	$9.33	$67	1.91%	0.65%	to	0.65%	(6.66) %	to	(6.66) %
11.19	to	$11.19	$81	1.49%	0.65%	to	0.65%	21.38%	to	21.38%
9.22	to	$9.22	$67	1.37%	0.65%	to	0.65%	(7.84) %	to	(7.84) %
11.21	to	$11.21	$20	1.92%	0.65%	to	0.65%	23.03%	to	23.03%
11.23	to	$11.23	$53	1.89%	0.49%	to	0.49%	24.21%	to	24.21%
9.04	to	$9.04	$42	2.21%	0.49%	to	0.49%	(9.61) %	to	(9.61) %
11.20	to	$11.20	$21	1.24%	0.49%	to	0.49%	24.09%	to	24.09%
9.02	to	$9.02	$17	1.37%	0.49%	to	0.49%	(9.75) %	to	(9.75) %
13.85	to	$13.95	$263	0.18%	0.49%	to	0.69%	19.67%	to	19.91%
11.57	to	$11.64	$237	4.86%	0.49%	to	0.69%	(12.91) %	to	(12.74) %
13.30	to	$13.33	$140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
10.93	to	$11.00	$6,256	2.23%	0.49%	to	0.85%	16.52%	to	16.94%
9.39	to	$9.40	$3,059	3.17%	0.40%	to	0.65%	(6.06) %	to	(5.96) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2019	140	$
2018	24	$
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2019	257	$
2018	23	$
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2019	592	$
2018	399	$
2017	249	$
2016	30	$
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2019	23	$
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2019	13,966	$
2018	14,319	$
2017	14,018	$
2016	12,321	$
2015	7,901	$
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2019	111	$
2018	89	$
2017	9	$
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2019	911	$
2018	1,029	$
2017	1,086	$
2016	1,026	$
2015	1,244	$
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2019	760	$
2018	872	$
2017	841	$
2016	771	$
2015	804	$
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2019	128	$
2018	226	$
2017	135	$
2016	108	$
2015	162	$
INVESCO V.I. COMSTOCK FUND
2019	239	$
2018	278	$
2017	287	$
2016	294	$
2015	354	$
11.06	to	$11.09	$1,552	2.31%	0.49%	to	0.65%	19.56%	to	19.76%
9.25	to	$9.26	$222	3.02%	0.49%	to	0.65%	(7.47) %	to	(7.37) %
10.81	to	$10.88	$2,787	2.80%	0.49%	to	0.85%	13.48%	to	13.90%
9.54	to	$9.55	$223	1.65%	0.40%	to	0.65%	(4.61) %	to	(4.50) %
11.64	to	$11.79	$6,943	1.49%	0.49%	to	0.85%	10.80%	to	11.19%
10.50	to	$10.61	$4,215	2.64%	0.49%	to	0.85%	(3.93) %	to	(3.58) %
10.93	to	$11.00	$2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%
10.38	to	$10.40	$309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
10.57	to	$10.57	$239	0.00%	0.65%	to	0.65%	5.73%	to	5.73%
13.33	to	$13.60	$188,537	1.97%	0.49%	to	0.85%	16.80%	to	17.22%
11.41	to	$11.60	$165,218	2.01%	0.49%	to	0.85%	(6.13) %	to	(5.79) %
12.16	to	$12.32	$171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
10.86	to	$10.96	$134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
10.07	to	$10.13	$79,792	2.25%	0.49%	to	0.85%	(1.51) %	to	(1.15) %
14.23	to	$14.31	$1,583	0.01%	0.49%	to	0.69%	30.38%	to	30.63%
10.92	to	$10.95	$972	0.12%	0.49%	to	0.69%	(3.00) %	to	(2.80) %
11.26	to	$11.27	$102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
43.96	to	$15.70	$31,578	0.89%	0.49%	to	0.85%	30.67%	to	31.14%
33.64	to	$11.97	$27,168	0.99%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
39.08	to	$13.86	$34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%
28.84	to	$10.19	$25,013	1.06%	0.49%	to	0.85%	(0.76) %	to	(0.41) %
29.06	to	$10.23	$30,284	1.32%	0.49%	to	0.85%	3.06%	to	3.44%
24.80	to	$11.64	$14,740	1.05%	0.49%	to	0.85%	27.51%	to	27.97%
19.45	to	$9.10	$13,090	0.86%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
24.35	to	$11.35	$16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
19.44	to	$9.03	$12,849	1.12%	0.49%	to	0.85%	(2.95) %	to	(2.59) %
20.03	to	$9.27	$14,410	1.13%	0.49%	to	0.85%	2.56%	to	2.92%
15.05	to	$15.35	$1,961	0.21%	0.49%	to	0.85%	25.40%	to	25.86%
12.00	to	$12.20	$2,758	0.27%	0.49%	to	0.85%	(11.09) %	to	(10.77) %
13.50	to	$13.67	$1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
12.07	to	$12.04	$1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
10.31	to	$10.25	$1,669	0.73%	0.49%	to	0.85%	(6.70) %	to	(6.36) %
25.67	to	$14.65	$5,534	1.98%	0.49%	to	0.85%	24.24%	to	24.69%
20.66	to	$11.75	$5,148	1.68%	0.49%	to	0.85%	(12.91) %	to	(12.59) %
23.73	to	$13.45	$6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
20.30	to	$11.47	$5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
17.46	to	$9.82	$5,865	1.87%	0.49%	to	0.85%	(6.78) %	to	(6.45) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
INVESCO V.I. CORE EQUITY FUND
2019	82	$
2018	90	$
2017	115	$
2016	121	$
2015	138	$
INVESCO V.I. GROWTH & INCOME FUND
2019	419	$
2018	505	$
2017	529	$
2016	527	$
2015	588	$
INVESCO V.I. HIGH YIELD FUND
2019	660	$
2018	245	$
2017	198	$
2016	185	$
2015	195	$
INVESCO V.I. INTERNATIONAL GROWTH FUND
2019	934	$
2018	900	$
2017	963	$
2016	903	$
2015	977	$
INVESCO V.I. MID CAP CORE EQUITY FUND
2019	81	$
2018	87	$
2017	102	$
2016	109	$
2015	129	$
INVESCO V.I. SMALL CAP EQUITY FUND
2019	134	$
2018	138	$
2017	155	$
2016	149	$
2015	129	$
INVESCO V.I. TECHNOLOGY FUND
2019	327	$
2018	346	$
2017	350	$
2016	367	$
2015	429	$
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2019	268	$
2018	282	$
2017	220	$
2016	31	$
2015	14	$
40.14	to	$40.14	$3,371	0.93%	0.85%	to	0.85%	27.87%	to	27.87%
31.39	to	$31.39	$2,878	0.87%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
34.95	to	$34.95	$4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
31.14	to	$31.14	$3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
28.48	to	$28.48	$3,967	1.13%	0.85%	to	0.85%	(6.57) %	to	(6.57) %
26.55	to	$14.87	$10,482	1.79%	0.49%	to	0.85%	24.13%	to	24.57%
21.39	to	$11.94	$9,917	2.03%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
24.91	to	$13.85	$12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
21.97	to	$12.18	$11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
18.51	to	$10.22	$10,786	2.86%	0.49%	to	0.85%	(3.88) %	to	(3.54) %
27.36	to	$11.95	$9,672	8.76%	0.49%	to	0.85%	12.55%	to	12.95%
24.31	to	$10.58	$4,441	5.07%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
25.37	to	$11.00	$4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
24.07	to	$10.40	$3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
21.83	to	$9.40	$3,651	5.60%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
17.45	to	$12.23	$15,181	1.58%	0.49%	to	0.85%	27.48%	to	27.95%
13.69	to	$9.56	$11,584	1.90%	0.49%	to	0.85%	(15.70) %	to	(15.39) %
16.23	to	$11.30	$14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
13.31	to	$9.23	$11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
13.49	to	$9.32	$12,808	1.50%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
25.40	to	$25.95	$2,040	0.49%	0.65%	to	0.85%	24.21%	to	24.47%
20.45	to	$10.88	$1,757	0.49%	0.49%	to	0.85%	(12.11) %	to	(11.78) %
23.27	to	$12.33	$2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
20.42	to	$10.78	$2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
18.15	to	$9.55	$2,300	0.33%	0.49%	to	0.85%	(4.84) %	to	(4.50) %
29.75	to	$13.36	$2,770	0.00%	0.49%	to	0.85%	25.52%	to	25.98%
23.70	to	$10.60	$2,227	0.00%	0.49%	to	0.85%	(15.80) %	to	(15.50) %
28.15	to	$12.55	$3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
24.89	to	$11.05	$2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
22.40	to	$9.91	$2,478	0.00%	0.49%	to	0.85%	(6.32) %	to	(5.98) %
40.52	to	$20.16	$4,354	0.00%	0.49%	to	0.85%	34.73%	to	35.21%
30.08	to	$14.91	$3,342	0.00%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
30.48	to	$15.05	$3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
22.74	to	$11.19	$2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
23.11	to	$11.33	$2,987	0.00%	0.49%	to	0.85%	5.91%	to	6.29%
10.54	to	$10.72	$2,860	1.58%	0.49%	to	0.85%	17.69%	to	18.11%
8.96	to	$9.08	$2,557	1.42%	0.49%	to	0.85%	(18.51) %	to	(18.22) %
10.99	to	$11.10	$2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%
9.00	to	$9.06	$284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
8.99	to	$9.00	$129	0.00%	0.49%	to	0.69%	(10.08) %	to	(9.96) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2019	820	$
2018	889	$
2017	820	$
2016	844	$
2015	709	$
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2019	6,873	$
2018	6,059	$
2017	5,440	$
2016	4,739	$
2015	4,591	$
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2019	1,319	$
2018	1,363	$
2017	1,518	$
2016	1,322	$
2015	1,059	$
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2019	2,426	$
2018	2,552	$
2017	2,795	$
2016	3,225	$
2015	3,177	$
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2019	561	$
2018	545	$
2017	398	$
2016	356	$
2015	401	$
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
2019	11	$
2018	13	$
2017	8	$
2016	11	$
2015	28	$
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
2019	345	$
2018	371	$
2017	254	$
2016	122	$
2015	86	$
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2019	114	$
2018	123	$
2017	139	$
2016	158	$
2015	183	$
35.54	to	$15.62	$17,218	1.89%	0.49%	to	0.85%	21.55%	to	21.99%
29.24	to	$12.81	$15,196	2.15%	0.49%	to	0.85%	(0.17) %	to	0.19%
29.29	to	$12.78	$14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
24.94	to	$10.85	$13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
24.05	to	$10.42	$11,741	1.95%	0.49%	to	0.85%	(0.23) %	to	0.12%
15.10	to	$24.91	$130,851	1.67%	0.65%	to	0.85%	21.24%	to	21.48%
20.03	to	$12.57	$98,770	1.80%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
20.12	to	$12.60	$92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
17.17	to	$10.73	$71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
16.60	to	$10.36	$70,239	1.62%	0.65%	to	0.85%	(0.44) %	to	(0.24) %
24.24	to	$11.33	$20,398	3.32%	0.49%	to	0.85%	8.65%	to	9.03%
22.31	to	$10.39	$19,838	3.07%	0.49%	to	0.85%	(1.85) %	to	(1.49) %
22.73	to	$10.55	$22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
22.12	to	$10.23	$20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
21.77	to	$10.04	$18,126	2.38%	0.49%	to	0.85%	(0.63) %	to	(0.27) %
16.54	to	$11.07	$40,404	2.81%	0.65%	to	0.85%	8.35%	to	8.57%
15.27	to	$10.20	$38,922	2.63%	0.65%	to	0.85%	(2.13) %	to	(1.93) %
15.60	to	$10.40	$43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
15.22	to	$10.13	$49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
15.02	to	$9.97	$47,506	1.89%	0.65%	to	0.85%	(0.91) %	to	(0.71) %
37.01	to	$15.33	$13,032	1.01%	0.49%	to	0.85%	27.95%	to	28.41%
28.93	to	$11.94	$10,427	1.17%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
31.33	to	$12.88	$9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
24.87	to	$10.19	$7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
24.58	to	$10.03	$8,191	0.67%	0.49%	to	0.85%	(3.11) %	to	(2.77) %
26.54	to	$26.83	$306	0.45%	0.49%	to	0.69%	44.18%	to	44.47%
18.41	to	$18.58	$243	1.02%	0.49%	to	0.69%	0.49%	to	0.69%
18.32	to	$18.45	$141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
12.71	to	$12.78	$144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
11.21	to	$11.24	$315	0.56%	0.49%	to	0.69%	4.13%	to	4.33%
26.87	to	$26.26	$9,259	0.42%	0.65%	to	0.85%	43.59%	to	43.88%
18.71	to	$18.25	$6,949	1.09%	0.65%	to	0.85%	0.05%	to	0.25%
18.70	to	$18.20	$4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
13.02	to	$12.64	$1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%
11.53	to	$11.18	$993	0.53%	0.65%	to	0.85%	3.76%	to	3.97%
28.04	to	$28.04	$3,228	1.91%	0.85%	to	0.85%	25.94%	to	25.94%
22.26	to	$22.26	$2,776	1.78%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
26.40	to	$26.40	$3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%
20.31	to	$20.31	$3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
21.89	to	$21.89	$4,066	0.59%	0.85%	to	0.85%	(9.36) %	to	(9.36) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2019	102	$
2018	143	$
2017	176	$
2016	186	$
2015	212	$
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2019	161	$
2018	180	$
2017	202	$
2016	221	$
2015	251	$
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2019	116	$
2018	118	$
2017	108	$
2016	92	$
2015	85	$
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2019	920	$
2018	916	$
2017	1,021	$
2016	994	$
2015	950	$
LVIP BARON GROWTH OPPORTUNITIES FUND
2019	537	$
2018	531	$
2017	556	$
2016	600	$
2015	692	$
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2019	15	$
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2019	1,715	$
2018	1,810	$
2017	1,682	$
2016	1,515	$
2015	1,391	$
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/30/2019)
2019	4	$
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2019	45	$
2018	38	$
2017	8	$
10.58	to	$10.58	$1,135	1.72%	0.85%	to	0.85%	25.64%	to	25.64%
8.42	to	$8.42	$1,255	1.67%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
10.01	to	$10.01	$1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
7.72	to	$7.72	$1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
8.34	to	$8.34	$1,795	0.51%	0.85%	to	0.85%	(9.57) %	to	(9.57) %
48.97	to	$48.97	$8,224	0.45%	0.85%	to	0.85%	34.37%	to	34.37%
36.44	to	$36.44	$6,805	0.54%	0.85%	to	0.85%	(3.41) %	to	(3.41) %
37.72	to	$37.72	$7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
29.75	to	$29.75	$6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
29.86	to	$29.86	$7,565	0.63%	0.85%	to	0.85%	4.45%	to	4.45%
41.36	to	$15.28	$3,094	0.42%	0.49%	to	0.85%	23.52%	to	23.97%
33.49	to	$12.32	$2,653	0.35%	0.49%	to	0.85%	(12.68) %	to	(12.37) %
38.35	to	$14.06	$2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
33.56	to	$12.26	$2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
28.16	to	$10.25	$1,651	0.13%	0.49%	to	0.85%	(6.08) %	to	(5.75) %
18.47	to	$10.34	$14,628	0.90%	0.49%	to	0.85%	17.14%	to	17.56%
15.77	to	$8.80	$12,524	1.72%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
19.52	to	$10.85	$17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
15.40	to	$8.53	$14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
12.86	to	$7.10	$11,429	1.07%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
58.63	to	$17.52	$24,580	0.00%	0.49%	to	0.85%	35.23%	to	35.71%
43.35	to	$12.91	$19,100	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.41) %
45.52	to	$13.50	$21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
36.08	to	$10.66	$18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%
34.47	to	$10.15	$20,247	0.00%	0.49%	to	0.85%	(5.58) %	to	(5.23) %
10.87	to	$10.90	$168	0.36%	0.49%	to	0.85%	8.71%	to	8.97%
30.57	to	$14.94	$40,434	1.47%	0.49%	to	0.85%	24.59%	to	25.05%
24.54	to	$11.95	$34,789	0.91%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
27.41	to	$13.30	$37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
21.80	to	$10.54	$27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
21.17	to	$10.20	$25,542	1.85%	0.49%	to	0.85%	5.42%	to	5.80%
10.47	to	$10.47	$41	0.71%	0.65%	to	0.69%	4.69%	to	4.72%
12.47	to	$12.59	$563	1.27%	0.49%	to	0.85%	30.01%	to	30.48%
9.59	to	$9.65	$367	0.89%	0.49%	to	0.85%	(12.21) %	to	(11.88) %
10.92	to	$10.95	$85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
MFS VIT UTILITIES SERIES
2019	435	$
2018	363	$
2017	468	$
2016	444	$
2015	447	$
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2019	86	$
2018	97	$
2017	118	$
2016	157	$
2015	170	$
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2019	39	$
2018	52	$
2017	49	$
2016	54	$
2015	56	$
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
(Effective date 05/01/2015)
2019	46	$
2018	42	$
2017	66	$
2016	66	$
2015	5	$
NVIT MID CAP INDEX FUND
2019	712	$
2018	712	$
2017	734	$
2016	698	$
2015	558	$
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2019	231	$
2018	215	$
2017	158	$
2016	152	$
2015	69	$
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2019	51	$
2018	60	$
2017	20	$
PIMCO VIT HIGH YIELD PORTFOLIO
2019	1,408	$
2018	1,300	$
2017	1,573	$
2016	1,414	$
2015	1,250	$
19.31	to	$13.39	$7,837	4.29%	0.49%	to	0.85%	23.75%	to	24.19%
15.61	to	$10.78	$5,437	0.77%	0.49%	to	0.85%	(0.05) %	to	0.32%
15.61	to	$10.75	$7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
13.75	to	$9.44	$6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
12.47	to	$8.52	$5,537	3.37%	0.49%	to	0.85%	(15.48) %	to	(15.18) %
54.51	to	$54.51	$4,971	1.87%	0.85%	to	0.85%	17.93%	to	17.93%
46.22	to	$46.22	$4,747	2.91%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
50.51	to	$50.51	$6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
49.41	to	$49.41	$7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
46.65	to	$46.65	$7,999	1.33%	0.85%	to	0.85%	1.31%	to	1.31%
19.04	to	$12.81	$660	0.22%	0.49%	to	0.85%	15.43%	to	15.86%
16.49	to	$11.06	$791	0.26%	0.49%	to	0.85%	(16.20) %	to	(15.89) %
19.68	to	$13.15	$925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
17.06	to	$11.35	$874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
14.83	to	$9.84	$790	0.50%	0.49%	to	0.85%	(9.30) %	to	(8.97) %
14.52	to	$14.52	$661	0.30%	0.49%	to	0.49%	24.97%	to	24.97%
11.62	to	$11.62	$484	0.20%	0.49%	to	0.49%	(6.40) %	to	(6.40) %
12.41	to	$12.41	$818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
10.56	to	$10.56	$696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%
9.68	to	$9.68	$52	0.00%	0.49%	to	0.49%	(3.22) %	to	(3.22) %
43.17	to	$15.41	$22,392	1.14%	0.49%	to	0.85%	24.35%	to	24.80%
34.72	to	$12.34	$18,467	1.10%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
39.60	to	$14.03	$22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%
34.55	to	$12.20	$20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
29.04	to	$10.21	$14,540	0.85%	0.49%	to	0.85%	(3.60) %	to	(3.25) %
5.92	to	$6.05	$1,390	4.51%	0.49%	to	0.85%	10.49%	to	10.90%
5.36	to	$5.46	$1,166	2.11%	0.49%	to	0.85%	(14.87) %	to	(14.55) %
6.29	to	$6.39	$1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
6.23	to	$6.29	$949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
5.45	to	$5.49	$376	3.35%	0.49%	to	0.85%	(26.34) %	to	(26.06) %
11.14	to	$11.20	$569	4.42%	0.49%	to	0.69%	13.97%	to	14.20%
9.78	to	$9.81	$583	4.18%	0.49%	to	0.69%	(5.39) %	to	(5.20) %
10.33	to	$10.35	$203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
25.42	to	$12.74	$32,438	4.94%	0.49%	to	0.85%	13.76%	to	14.15%
22.34	to	$11.16	$26,828	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.12) %
23.15	to	$11.52	$33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
21.90	to	$10.86	$30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
19.64	to	$9.70	$25,838	5.24%	0.49%	to	0.85%	(2.47) %	to	(2.13) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
PIMCO VIT LOW DURATION PORTFOLIO
2019	6,209	$
2018	6,166	$
2017	5,774	$
2016	5,614	$
2015	5,585	$
PIMCO VIT REAL RETURN PORTFOLIO
2019	287	$
2018	242	$
2017	158	$
2016	89	$
2015	85	$
PIMCO VIT TOTAL RETURN PORTFOLIO
2019	9,011	$
2018	8,263	$
2017	7,789	$
2016	6,632	$
2015	6,795	$
PIONEER BOND VCT PORTFOLIO
(Effective date 04/30/2018)
2019	119	$
2018	10	$
PIONEER FUND VCT PORTFOLIO
2019	189	$
2018	117	$
2017	121	$
2016	137	$
2015	156	$
PIONEER MID CAP VALUE VCT PORTFOLIO
2019	73	$
2018	86	$
2017	96	$
2016	113	$
2015	155	$
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2019	221	$
2018	261	$
2017	197	$
2016	207	$
2015	215	$
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2019	46	$
2018	50	$
2017	50	$
2016	67	$
2015	80	$
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2019	63	$
2018	79	$
2017	84	$
2016	94	$
2015	108	$
13.75	to	$10.44	$81,066	2.77%	0.49%	to	0.85%	3.15%	to	3.52%
13.33	to	$10.08	$78,136	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
13.40	to	$10.10	$74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
13.34	to	$10.01	$73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
13.26	to	$9.92	$73,894	3.42%	0.49%	to	0.85%	(0.54) %	to	(0.18) %
10.71	to	$10.62	$3,059	1.69%	0.49%	to	0.85%	7.52%	to	7.90%
9.96	to	$9.84	$2,387	2.50%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
10.27	to	$10.12	$1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
9.99	to	$9.81	$875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
9.34	to	$9.37	$791	6.39%	0.49%	to	0.69%	(3.37) %	to	(3.18) %
17.65	to	$11.47	$137,172	3.00%	0.49%	to	0.85%	7.43%	to	7.82%
16.42	to	$10.64	$119,934	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.01) %
16.65	to	$10.75	$118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
16.01	to	$10.30	$100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
15.73	to	$10.08	$104,032	4.96%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
10.89	to	$10.93	$1,297	3.04%	0.49%	to	0.69%	8.53%	to	8.74%
10.04	to	$10.04	$100	1.07%	0.69%	to	0.69%	0.39%	to	0.39%
36.11	to	$17.94	$5,051	1.07%	0.49%	to	0.85%	30.22%	to	30.69%
27.73	to	$13.73	$2,927	1.12%	0.49%	to	0.85%	(2.35) %	to	(1.99) %
28.39	to	$21.94	$3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%
23.53	to	$18.14	$3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
21.61	to	$16.63	$3,115	1.08%	0.65%	to	0.85%	(0.91) %	to	(0.70) %
19.75	to	$13.21	$1,448	1.09%	0.49%	to	0.85%	27.00%	to	27.46%
15.55	to	$10.36	$1,303	0.47%	0.49%	to	0.85%	(20.18) %	to	(19.89) %
19.49	to	$12.94	$1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
17.41	to	$11.52	$1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
15.11	to	$9.96	$2,339	0.55%	0.49%	to	0.85%	(7.15) %	to	(6.81) %
39.72	to	$17.68	$7,307	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
30.10	to	$13.35	$6,217	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
32.46	to	$14.35	$5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
25.18	to	$11.09	$4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
24.48	to	$10.74	$4,752	0.00%	0.49%	to	0.85%	0.77%	to	1.13%
26.83	to	$34.42	$1,559	0.00%	0.65%	to	0.85%	27.28%	to	27.53%
21.08	to	$26.99	$1,302	0.00%	0.65%	to	0.85%	(6.04) %	to	(5.85) %
28.17	to	$28.66	$1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
22.68	to	$10.93	$1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
22.13	to	$22.43	$1,653	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
9.22	to	$5.61	$573	0.00%	0.49%	to	0.85%	9.32%	to	9.71%
8.43	to	$5.11	$630	0.00%	0.49%	to	0.85%	(19.11) %	to	(18.81) %
10.42	to	$6.29	$834	0.00%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
10.57	to	$6.36	$953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
8.54	to	$5.12	$880	0.00%	0.49%	to	0.85%	(29.45) %	to	(29.19) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
PUTNAM VT EQUITY INCOME FUND
2019	737	$
2018	612	$
2017	624	$
2016	641	$
2015	722	$
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2019	64	$
2018	85	$
2017	29	$
2016	14	$
PUTNAM VT GLOBAL HEALTH CARE FUND
2019	188	$
2018	217	$
2017	267	$
2016	326	$
2015	603	$
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2019	819	$
2018	387	$
2017	129	$
2016	69	$
2015	30	$
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 04/29/2016)
2019	108	$
2018	102	$
2017	59	$
2016	27	$
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 05/01/2015)
2019	83	$
2018	88	$
2017	59	$
2016	48	$
2015	18	$
PUTNAM VT MORTGAGE SECURITIES FUND
2019	543	$
2018	531	$
2017	657	$
2016	1,134	$
2015	1,136	$
PUTNAM VT MULTI-CAP CORE FUND
2019	59	$
2018	56	$
2017	62	$
2016	62	$
2015	72	$
27.83	to	$16.20	$16,813	1.86%	0.49%	to	0.85%	29.30%	to	29.76%
21.53	to	$12.48	$11,559	0.72%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
23.73	to	$13.71	$13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
20.15	to	$11.60	$12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
17.88	to	$10.26	$11,921	1.60%	0.49%	to	0.85%	(3.86) %	to	(3.51) %
13.04	to	$13.22	$838	1.82%	0.49%	to	0.85%	16.42%	to	16.84%
11.20	to	$11.31	$953	2.50%	0.49%	to	0.85%	(7.82) %	to	(7.48) %
12.19	to	$12.23	$355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
10.61	to	$10.61	$150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
25.27	to	$16.46	$4,690	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
19.56	to	$12.70	$4,169	1.04%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
19.84	to	$12.84	$5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
17.36	to	$11.19	$5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
19.75	to	$12.68	$11,723	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
11.35	to	$11.54	$9,414	2.14%	0.49%	to	0.85%	11.29%	to	11.70%
10.19	to	$10.33	$3,978	4.03%	0.49%	to	0.85%	(0.49) %	to	(0.13) %
10.24	to	$10.34	$1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%
9.75	to	$9.81	$679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
9.62	to	$9.64	$288	0.00%	0.49%	to	0.85%	(3.80) %	to	(3.57) %
12.53	to	$12.70	$1,364	1.61%	0.49%	to	0.85%	24.49%	to	24.95%
10.11	to	$10.16	$1,036	1.41%	0.49%	to	0.69%	(19.51) %	to	(19.35) %
12.56	to	$12.60	$736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
9.96	to	$9.98	$271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %
10.85	to	$11.03	$908	2.85%	0.49%	to	0.85%	19.42%	to	19.85%
9.14	to	$9.20	$812	2.03%	0.49%	to	0.69%	(17.95) %	to	(17.79) %
11.13	to	$11.19	$663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
8.96	to	$8.99	$428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
8.91	to	$8.92	$163	0.00%	0.49%	to	0.69%	(10.88) %	to	(10.76) %
12.19	to	$11.20	$6,460	2.18%	0.49%	to	0.85%	12.25%	to	12.64%
10.86	to	$9.94	$5,669	2.83%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
11.05	to	$10.08	$7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
10.93	to	$9.94	$12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
11.00	to	$9.97	$12,191	2.06%	0.49%	to	0.85%	(1.49) %	to	(1.14) %
17.14	to	$17.49	$1,028	1.35%	0.49%	to	0.85%	30.89%	to	31.36%
13.10	to	$13.32	$752	1.28%	0.49%	to	0.85%	(8.24) %	to	(7.90) %
14.27	to	$14.46	$902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
11.98	to	$11.80	$737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
10.76	to	$10.53	$771	1.52%	0.65%	to	0.85%	(2.79) %	to	(2.59) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2019	3	$
2018	2	$
2017	3	$
2016	1	$
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2019	127	$
2018	137	$
2017	145	$
2016	166	$
2015	218	$
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2019	11,949	$
2018	11,061	$
2017	7,416	$
2016	8,256	$
2015	8,804	$
SCHWAB S&P 500 INDEX PORTFOLIO
2019	16,583	$
2018	15,012	$
2017	13,516	$
2016	12,396	$
2015	11,353	$
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2019	571	$
2018	429	$
2017	221	$
2016	18	$
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2019	574	$
2018	432	$
2017	254	$
2016	248	$
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2019	235	$
2018	235	$
2017	47	$
2016	6	$
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2019	58	$
2018	97	$
2017	27	$
2016	22	$
2015	37	$
12.44	to	$12.56	$32	0.96%	0.65%	to	0.85%	23.48%	to	23.72%
10.07	to	$10.15	$25	0.48%	0.65%	to	0.85%	(20.37) %	to	(20.21) %
12.65	to	$12.72	$38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
11.80	to	$11.84	$18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
26.18	to	$12.35	$3,373	0.42%	0.49%	to	0.85%	17.44%	to	17.86%
22.30	to	$10.47	$3,092	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
24.58	to	$11.50	$3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
23.58	to	$11.00	$3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%
19.73	to	$9.17	$4,265	0.33%	0.49%	to	0.85%	(12.71) %	to	(12.40) %
12.98	to	$10.11	$134,758	1.88%	0.49%	to	0.85%	1.05%	to	1.41%
12.84	to	$9.97	$124,026	1.54%	0.49%	to	0.85%	0.67%	to	1.03%
12.76	to	$9.87	$83,485	0.44%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
12.81	to	$9.88	$93,377	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
12.92	to	$9.92	$100,169	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.48) %
55.31	to	$18.23	$438,290	1.81%	0.49%	to	0.85%	30.37%	to	30.84%
42.43	to	$13.93	$321,809	1.68%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
44.76	to	$14.64	$328,558	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
37.09	to	$12.09	$267,910	1.78%	0.49%	to	0.85%	10.74%	to	11.13%
33.49	to	$10.88	$232,387	1.54%	0.49%	to	0.85%	0.31%	to	0.68%
11.96	to	$12.04	$6,873	1.58%	0.49%	to	0.69%	13.46%	to	13.69%
10.54	to	$10.59	$4,544	1.19%	0.49%	to	0.69%	(5.29) %	to	(5.10) %
11.13	to	$11.16	$2,463	0.84%	0.49%	to	0.69%	9.25%	to	9.46%
10.20	to	$10.20	$182	0.00%	0.49%	to	0.49%	1.99%	to	1.99%
12.68	to	$12.77	$7,323	1.73%	0.49%	to	0.69%	17.24%	to	17.47%
10.81	to	$10.87	$4,687	1.37%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
11.67	to	$11.71	$2,966	1.31%	0.49%	to	0.69%	12.92%	to	13.15%
10.33	to	$10.35	$2,560	0.22%	0.49%	to	0.69%	3.35%	to	3.48%
13.32	to	$13.42	$3,149	1.76%	0.49%	to	0.69%	20.01%	to	20.25%
11.10	to	$11.16	$2,627	0.58%	0.49%	to	0.69%	(8.99) %	to	(8.80) %
12.19	to	$12.24	$579	1.67%	0.49%	to	0.69%	16.33%	to	16.57%
10.48	to	$10.50	$58	0.00%	0.49%	to	0.69%	4.82%	to	4.96%
19.87	to	$20.09	$1,171	0.00%	0.49%	to	0.69%	28.06%	to	28.31%
15.51	to	$15.66	$1,522	0.00%	0.49%	to	0.69%	0.41%	to	0.61%
15.45	to	$15.56	$427	0.00%	0.49%	to	0.69%	26.71%	to	26.96%
12.19	to	$12.26	$272	0.00%	0.49%	to	0.69%	(11.10) %	to	(10.92) %
13.72	to	$13.76	$514	0.00%	0.49%	to	0.69%	11.99%	to	12.21%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2019	121	$
2018	129	$
2017	112	$
2016	141	$
2015	318	$
TEMPLETON FOREIGN VIP FUND
2019	586	$
2018	637	$
2017	716	$
2016	648	$
2015	626	$
TEMPLETON GLOBAL BOND VIP FUND
2019	932	$
2018	942	$
2017	821	$
2016	667	$
2015	780	$
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2019	120	$
2018	131	$
2017	150	$
2016	173	$
2015	265	$
TOUCHSTONE VST BOND FUND
2019	476	$
2018	640	$
2017	731	$
2016	902	$
2015	1,048	$
TOUCHSTONE VST COMMON STOCK FUND
2019	279	$
2018	327	$
2017	375	$
2016	363	$
2015	385	$
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2019	127	$
2018	144	$
2017	142	$
2016	140	$
2015	140	$
TOUCHSTONE VST SMALL COMPANY FUND
2019	262	$
2018	277	$
2017	212	$
2016	183	$
2015	160	$
19.42	to	$20.29	$2,475	0.00%	0.65%	to	0.85%	27.54%	to	27.80%
15.73	to	$15.88	$2,072	0.00%	0.65%	to	0.85%	(0.01) %	to	0.20%
15.73	to	$15.33	$1,822	0.00%	0.65%	to	0.85%	26.24%	to	26.49%
12.06	to	$12.12	$1,762	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.30) %
14.07	to	$13.67	$4,468	0.00%	0.65%	to	0.85%	11.51%	to	11.74%
12.86	to	$9.36	$7,197	1.76%	0.49%	to	0.85%	11.58%	to	11.98%
11.52	to	$8.36	$6,933	2.67%	0.49%	to	0.85%	(16.16) %	to	(15.86) %
13.75	to	$9.93	$9,228	2.59%	0.49%	to	0.85%	15.71%	to	16.13%
11.88	to	$8.55	$7,223	1.96%	0.49%	to	0.85%	6.27%	to	6.66%
11.18	to	$8.02	$6,687	3.20%	0.49%	to	0.85%	(7.28) %	to	(6.95) %
9.85	to	$10.05	$9,464	7.07%	0.49%	to	0.85%	1.15%	to	1.51%
9.74	to	$9.90	$9,391	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
9.64	to	$9.76	$8,093	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
9.71	to	$9.63	$6,521	0.00%	0.49%	to	0.85%	2.07%	to	2.44%
9.52	to	$9.40	$7,426	7.55%	0.49%	to	0.85%	(5.12) %	to	(4.77) %
10.63	to	$10.92	$1,311	0.27%	0.65%	to	0.85%	11.51%	to	11.73%
9.53	to	$9.78	$1,286	1.81%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
12.07	to	$12.35	$1,853	0.81%	0.65%	to	0.85%	12.64%	to	12.86%
10.72	to	$10.95	$1,896	0.79%	0.65%	to	0.85%	11.28%	to	11.50%
9.63	to	$9.82	$2,605	3.33%	0.65%	to	0.85%	(9.66) %	to	(9.49) %
13.78	to	$10.83	$6,087	1.24%	0.49%	to	0.85%	9.53%	to	9.92%
12.58	to	$9.85	$7,336	2.16%	0.49%	to	0.85%	(2.71) %	to	(2.36) %
12.94	to	$10.09	$8,628	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
12.58	to	$9.78	$10,350	1.82%	0.49%	to	0.85%	(0.04) %	to	0.32%
12.59	to	$9.75	$12,354	3.07%	0.49%	to	0.85%	(2.12) %	to	(1.76) %
36.72	to	$16.73	$9,724	0.53%	0.49%	to	0.85%	27.49%	to	27.95%
28.80	to	$13.07	$8,816	1.26%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
31.59	to	$14.29	$10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
26.22	to	$11.82	$8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
23.77	to	$10.67	$8,574	2.67%	0.49%	to	0.85%	(0.66) %	to	(0.30) %
36.51	to	$16.34	$4,012	1.21%	0.49%	to	0.85%	26.22%	to	26.68%
28.93	to	$12.90	$3,510	0.46%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
31.70	to	$14.09	$3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
28.14	to	$12.46	$3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
25.09	to	$11.07	$3,344	0.00%	0.49%	to	0.85%	1.11%	to	1.47%
37.35	to	$16.26	$7,015	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
31.03	to	$13.46	$6,249	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
34.00	to	$14.69	$5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
28.79	to	$12.40	$4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
24.15	to	$10.36	$3,310	0.00%	0.49%	to	0.85%	(2.17) %	to	(1.82) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
VAN ECK VIP GLOBAL HARD ASSETS FUND
2019	313	$
2018	305	$
2017	317	$
2016	308	$
2015	319	$
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2019	300	$
2018	341	$
2017	401	$
2016	534	$
2015	666	$
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2019	305	$
2018	375	$
2017	337	$
2016	209	$
2015	143	$
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2019	372	$
2018	371	$
2017	319	$
2016	166	$
2015	66	$
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2019	792	$
2018	756	$
2017	465	$
2016	270	$
2015	134	$
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2019	397	$
2018	294	$
2017	257	$
2016	208	$
2015	118	$
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2019	254	$
2018	241	$
2017	163	$
2016	101	$
2015	60	$
WELLS FARGO VT DISCOVERY FUND
2019	292	$
2018	255	$
2017	285	$
2016	240	$
2015	324	$
9.08	to	$5.47	$2,434	0.00%	0.49%	to	0.85%	10.60%	to	10.99%
8.21	to	$4.93	$2,199	0.00%	0.49%	to	0.85%	(29.04) %	to	(28.77) %
11.57	to	$6.92	$3,234	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.45) %
11.90	to	$7.10	$3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
8.37	to	$4.97	$2,572	0.03%	0.49%	to	0.85%	(34.19) %	to	(33.94) %
12.35	to	$10.00	$3,745	0.35%	0.49%	to	0.85%	11.66%	to	12.07%
11.06	to	$8.93	$3,798	7.60%	0.49%	to	0.85%	(6.94) %	to	(6.60) %
11.88	to	$9.56	$4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
10.68	to	$8.56	$5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
10.12	to	$8.08	$6,743	6.86%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
19.47	to	$19.69	$6,001	1.09%	0.49%	to	0.69%	25.63%	to	25.87%
15.50	to	$15.64	$5,848	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.66) %
15.79	to	$15.91	$5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
12.34	to	$12.41	$2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
11.21	to	$11.25	$1,608	0.55%	0.49%	to	0.69%	1.92%	to	2.12%
14.25	to	$14.41	$5,365	2.66%	0.49%	to	0.69%	24.83%	to	25.08%
11.41	to	$11.52	$4,264	2.20%	0.49%	to	0.69%	(9.75) %	to	(9.56) %
12.65	to	$12.74	$4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%
11.25	to	$11.31	$1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
10.03	to	$10.06	$666	1.67%	0.49%	to	0.69%	(3.12) %	to	(2.93) %
16.16	to	$16.34	$12,910	1.42%	0.49%	to	0.69%	29.97%	to	30.24%
12.43	to	$12.55	$9,469	1.00%	0.49%	to	0.69%	(9.96) %	to	(9.78) %
13.81	to	$13.91	$6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
11.68	to	$11.74	$3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
10.58	to	$10.62	$1,425	0.76%	0.49%	to	0.69%	(2.11) %	to	(1.92) %
15.31	to	$15.48	$6,143	2.35%	0.49%	to	0.69%	27.92%	to	28.17%
11.97	to	$12.08	$3,548	3.01%	0.49%	to	0.69%	(6.01) %	to	(5.82) %
12.73	to	$12.82	$3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
12.24	to	$12.30	$2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
11.37	to	$11.41	$1,341	1.47%	0.49%	to	0.69%	1.52%	to	1.73%
17.11	to	$17.31	$4,383	0.46%	0.49%	to	0.69%	27.23%	to	27.48%
13.45	to	$13.58	$3,261	0.32%	0.49%	to	0.69%	(7.90) %	to	(7.72) %
14.61	to	$14.71	$2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%
11.91	to	$11.97	$1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
10.44	to	$10.47	$624	0.13%	0.49%	to	0.69%	(3.42) %	to	(3.23) %
55.85	to	$18.39	$8,913	0.00%	0.49%	to	0.85%	37.85%	to	38.33%
40.52	to	$13.30	$6,204	0.00%	0.49%	to	0.85%	(7.86) %	to	(7.51) %
43.97	to	$14.38	$7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
34.34	to	$11.14	$5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
32.17	to	$10.44	$6,637	0.00%	0.49%	to	0.85%	(2.30) %	to	(1.94) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31			For the year or period ended December 31
Units			Investment Income	Expense Ratio
(000s)	Unit Fair Value	Net Assets (000s)	Ratio	(lowest to highest)	Total Return
INVESTMENT DIVISIONS
WELLS FARGO VT OMEGA GROWTH FUND
2019	107	$
2018	98	$
2017	80	$
2016	59	$
2015	77	$
WELLS FARGO VT OPPORTUNITY FUND
2019	176	$
2018	207	$
2017	232	$
2016	239	$
2015	282	$
19.54	to	$19.09	$2,106	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
13.89	to	$14.52	$1,388	0.00%	0.65%	to	0.85%	(0.58) %	to	(0.38) %
14.47	to	$14.07	$1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
10.84	to	$10.53	$630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
10.88	to	$10.54	$827	0.00%	0.65%	to	0.85%	0.49%	to	0.69%
42.72	to	$16.45	$6,093	0.28%	0.49%	to	0.85%	30.35%	to	30.82%
32.77	to	$12.48	$5,484	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
35.59	to	$13.53	$6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
29.81	to	$11.31	$5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%
26.78	to	$10.14	$6,036	0.13%	0.65%	to	0.85%	(3.90) %	to	(3.71) %

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2019, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2019, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

	Statement of assets	Statement of	Statements of changes in net assets
Investment division	and liabilities	operations

AB VPS GROWTH AND	December 31, 2019	For the year ended	For each of the two years in the period
INCOME PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
VALUE PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS REAL ESTATE		For the period January	For the period January 1, 2019 to April
	N/A	1, 2019 to April 24,	24, 2019 and the year ended December
INVESTMENT PORTFOLIO
		2019	31, 2018

AB VPS SMALL/MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER CAPITAL	December 31, 2019	For the year ended	For each of the two years in the period
APPRECIATION PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER MID CAP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

ALPS RED ROCKS LISTED		For the year ended	For each of the two years in the period
PRIVATE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP	December 31, 2019
		December 31, 2019	ended December 31, 2019
BALANCED FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP INCOME	December 31, 2019
		December 31, 2019	ended December 31, 2019
& GROWTH FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP	December 31, 2019
		December 31, 2019	ended December 31, 2019
INTERNATIONAL FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP MID CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
VALUE FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

AMERICAN FUNDS IS	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL GROWTH FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period June 13, 2018 to
GROWTH-INCOME FUND		December 31, 2019
December 31, 2018

AMERICAN FUNDS IS	December 31, 2019	For the year ended	For each of the two years in the period
INTERNATIONAL FUND		December 31, 2019	ended December 31, 2019

AMERICAN FUNDS IS NEW	December 31, 2019	For the year ended	For each of the two years in the period
WORLD FUND		December 31, 2019	ended December 31, 2019

BLACKROCK 60/40 TARGET		For the period July	For the period July 22, 2019 to December
	December 31, 2019	22, 2019 to December
ALLOCATION ETF VI FUND			31, 2019
31, 2019
BLACKROCK GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
ALLOCATION VI FUND		December 31, 2019	ended December 31, 2019

BNY MELLON IP MIDCAP	December 31, 2019	For the year ended	For each of the two years in the period
STOCK PORTFOLIO		December 31, 2019	ended December 31, 2019

BNY MELLON VIF	December 31, 2019	For the year ended	For each of the two years in the period
APPRECIATION PORTFOLIO		December 31, 2019	ended December 31, 2019

BNY MELLON VIF GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
AND INCOME PORTFOLIO		December 31, 2019	ended December 31, 2019
BNY MELLON VIF		For the year ended	For each of the two years in the period
OPPORTUNISTIC SMALL	December 31, 2019
		December 31, 2019	ended December 31, 2019
CAP PORTFOLIO

CLEARBRIDGE VARIABLE		For the year ended	For the year ended December 31, 2019
LARGE CAP GROWTH	December 31, 2019		and for the period June 6, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

CLEARBRIDGE VARIABLE	December 31, 2019	For the year ended	For each of the two years in the period
MID CAP PORTFOLIO		December 31, 2019	ended December 31, 2019

CLEARBRIDGE VARIABLE		For the year ended	For each of the two years in the period
SMALL CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

COLUMBIA VARIABLE		For the year ended	For each of the two years in the period
PORTFOLIO - LARGE CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
GROWTH FUND

COLUMBIA VARIABLE
PORTFOLIO - SELIGMAN	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL TECHNOLOGY		December 31, 2019	ended December 31, 2019

FUND
COLUMBIA VARIABLE		For the year ended	For each of the two years in the period
PORTFOLIO - SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
VALUE FUND

DELAWARE VIP EMERGING	December 31, 2019	For the year ended	For each of the two years in the period
MARKETS SERIES		December 31, 2019	ended December 31, 2019

DELAWARE VIP		For the year ended	For the year ended December 31, 2019
INTERNATIONAL VALUE	December 31, 2019		and for the period September 18, 2018 to
December 31, 2019
EQUITY SERIES			December 31, 2018

DELAWARE VIP SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE SERIES		December 31, 2019	ended December 31, 2019
DELAWARE VIP SMID CAP	December 31, 2019	For the year ended	For each of the two years in the period
CORE SERIES		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

DELAWARE VIP VALUE	December 31, 2019	For the year ended	For each of the two years in the period
SERIES		December 31, 2019	ended December 31, 2019

DIMENSIONAL VA US		For the year ended	For each of the two years in the period
TARGETED VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

DWS CAPITAL GROWTH VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS CORE EQUITY VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS CROCI® U.S. VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS GLOBAL SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VIP		December 31, 2019	ended December 31, 2019

DWS SMALL CAP INDEX VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS SMALL MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH VIP		December 31, 2019	ended December 31, 2019

DWS SMALL MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE VIP		December 31, 2019	ended December 31, 2019

FEDERATED FUND FOR U.S.		For the year ended	For each of the two years in the period
GOVERNMENT SECURITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
II

FEDERATED MANAGED	N/A	N/A	For the period January 1, 2018 to August
TAIL RISK FUND II			20, 2018

FEDERATED MANAGED	December 31, 2019	For the year ended	For each of the two years in the period
VOLATILITY FUND II		December 31, 2019	ended December 31, 2019

FRANKLIN SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE VIP FUND		December 31, 2019	ended December 31, 2019

GOLDMAN SACHS VIT		For the year ended	For each of the two years in the period
MULTI-STRATEGY	December 31, 2019
		December 31, 2019	ended December 31, 2019
ALTERNATIVES PORTFOLIO

GREAT-WEST AGGRESSIVE		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period August 21, 2018 to
PROFILE FUND		December 31, 2019
December 31, 2018

GREAT-WEST ARIEL MID	December 31, 2019	For the year ended	For each of the two years in the period
CAP VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST BOND INDEX		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period June 12, 2018 to
FUND		December 31, 2019
December 31, 2018

GREAT-WEST		For the year ended	For the year ended December 31, 2019
CONSERVATIVE PROFILE	December 31, 2019		and for the period May 24, 2018 to
December 31, 2019
FUND			December 31, 2018

GREAT-WEST		For the period May	For the period May 14, 2019 to
INTERNATIONAL INDEX	December 31, 2019	14, 2019 to December
December 31, 2019
FUND		31, 2019
GREAT-WEST INVESCO	December 31, 2019	For the year ended	For each of the two years in the period
SMALL CAP VALUE FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period August 28, 2018 to
2015 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period July 25, 2018 to
2020 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period May 24, 2018 to
2025 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period October 17, 2018 to
2030 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period September 7, 2018 to
2035 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the period	For the period February 6, 2019 to
	December 31, 2019	February 6, 2019 to
2040 FUND			December 31, 2019
December 31, 2019

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period December 17, 2018 to
2050 FUND		December 31, 2019
December 31, 2018

GREAT-WEST LIFETIME		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period December 17, 2018 to
2055 FUND		December 31, 2019
December 31, 2018

GREAT-WEST MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST MODERATE		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period August 8, 2018 to
PROFILE FUND		December 31, 2019
December 31, 2018

GREAT-WEST		For the year ended	For the year ended December 31, 2019
MODERATELY AGGRESSIVE	December 31, 2019		and for the period July 17, 2018 to
December 31, 2019
PROFILE FUND			December 31, 2018

GREAT-WEST			For the year ended December 31, 2019
MODERATELY		For the year ended
	December 31, 2019		and for the period July 07, 2018 to
CONSERVATIVE PROFILE		December 31, 2019
December 31, 2018
FUND

GREAT-WEST MULTI-	December 31, 2019	For the year ended	For each of the two years in the period
SECTOR BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST REAL ESTATE		For the period August	For the period August 1, 2019 to
	December 31, 2019	1, 2019 to December
INDEX FUND		31, 2019	December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
SECUREFOUNDATION®	December 31, 2019
		December 31, 2019	ended December 31, 2019
BALANCED FUND

GREAT-WEST T. ROWE		For the year ended	For each of the two years in the period
PRICE MID CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

INVESCO OPPENHEIMER V.I.	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL FUND		December 31, 2019	ended December 31, 2019
INVESCO OPPENHEIMER V.I.		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO OPPENHEIMER V.I.		For the year ended	For each of the two years in the period
MAIN STREET SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO V.I. COMSTOCK	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. CORE EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
INVESCO V.I. GROWTH &	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. HIGH YIELD	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I.		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO V.I. MID CAP CORE	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019
INVESCO V.I. SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
IVY VIP INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
CORE EQUITY		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
BALANCED PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
INSTITUTIONAL SHARES

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
BALANCED PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERVICE SHARES

JANUS HENDERSON VIT
FLEXIBLE BOND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO INSTITUTIONAL		December 31, 2019	ended December 31, 2019
SHARES
JANUS HENDERSON VIT
FLEXIBLE BOND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO SERVICE		December 31, 2019	ended December 31, 2019

SHARES
JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
GLOBAL RESEARCH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

JANUS HENDERSON VIT
GLOBAL TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO INSTITUTIONAL		December 31, 2019	ended December 31, 2019
SHARES

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT
GLOBAL TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO SERVICE		December 31, 2019	ended December 31, 2019

SHARES
JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
OVERSEAS PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
INSTITUTIONAL SHARES

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
OVERSEAS PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERVICE SHARES

JANUS HENDERSON VIT	December 31, 2019	For the year ended	For each of the two years in the period
RESEARCH PORTFOLIO		December 31, 2019	ended December 31, 2019

JPMORGAN INSURANCE		For the year ended	For each of the two years in the period
TRUST SMALL CAP CORE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

LAZARD RETIREMENT		For the year ended	For each of the two years in the period
EMERGING MARKETS	December 31, 2019
		December 31, 2019	ended December 31, 2019
EQUITY PORTFOLIO

LVIP BARON GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITIES FUND		December 31, 2019	ended December 31, 2019

MFS VIT II INTERNATIONAL		For the period June 4,	For the period June 4, 2019 to December
GROWTH PORTFOLIO	December 31, 2019	2019 to December 31,	31, 2019
2019
MFS VIT II INTERNATIONAL		For the year ended	For each of the two years in the period
INTRINSIC VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

MFS VIT III BLENDED		For the period July 2,	For the period July 2, 2019 to December
RESEARCH SMALL CAP	December 31, 2019	2019 to December 31,
EQUITY PORTFOLIO		2019	31, 2019

MFS VIT III MID CAP VALUE	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
MFS VIT UTILITIES SERIES	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

MORGAN STANLEY VIF U.S.	December 31, 2019	For the year ended	For each of the two years in the period
REAL ESTATE PORTFOLIO		December 31, 2019	ended December 31, 2019

NEUBERGER BERMAN AMT		For the year ended	For each of the two years in the period
MID CAP INTRINSIC VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

NEUBERGER BERMAN AMT		For the year ended	For each of the two years in the period
SUSTAINABLE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

NVIT MID CAP INDEX FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PIMCO VIT COMMODITY		For the year ended	For each of the two years in the period
REALRETURN STRATEGY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

PIMCO VIT EMERGING		For the year ended	For each of the two years in the period
MARKETS BOND	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

PIMCO VIT HIGH YIELD	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIMCO VIT LOW DURATION	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
PIMCO VIT REAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIMCO VIT TOTAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER BOND VCT		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period September 11, 2018 to
PORTFOLIO		December 31, 2019
December 31, 2018

PIONEER FUND VCT	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER MID CAP VALUE	December 31, 2019	For the year ended	For each of the two years in the period
VCT PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER SELECT MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH VCT PORTFOLIO		December 31, 2019	ended December 31, 2019

PRUDENTIAL SERIES FUND	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY PORTFOLIO		December 31, 2019	ended December 31, 2019

PRUDENTIAL SERIES FUND		For the year ended	For each of the two years in the period
NATURAL RESOURCES	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

PUTNAM VT EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT GLOBAL ASSET	December 31, 2019	For the year ended	For each of the two years in the period
ALLOCATION FUND		December 31, 2019	ended December 31, 2019
PUTNAM VT GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
HEALTH CARE FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT INCOME FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PUTNAM VT		For the year ended	For each of the two years in the period
INTERNATIONAL EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

PUTNAM VT		For the year ended	For each of the two years in the period
INTERNATIONAL VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

PUTNAM VT MORTGAGE	December 31, 2019	For the year ended	For each of the two years in the period
SECURITIES FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT MULTI-CAP	December 31, 2019	For the year ended	For each of the two years in the period
CORE FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

ROYCE CAPITAL FUND -	December 31, 2019	For the year ended	For each of the two years in the period
SMALL-CAP PORTFOLIO		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

SCHWAB GOVERNMENT		For the year ended	For each of the two years in the period
MONEY MARKET	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

SCHWAB MARKETTRACK	N/A	N/A	For the period January 1, 2018 to
GROWTH PORTFOLIO II			November 27, 2018

SCHWAB S&P 500 INDEX	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB VIT BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB VIT BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
WITH GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB VIT GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

T. ROWE PRICE HEALTH	December 31, 2019	For the year ended	For each of the two years in the period
SCIENCES PORTFOLIO		December 31, 2019	ended December 31, 2019

T. ROWE PRICE HEALTH		For the year ended	For each of the two years in the period
SCIENCES PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
CLASS II

TEMPLETON FOREIGN VIP	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

TEMPLETON GLOBAL BOND	December 31, 2019	For the year ended	For each of the two years in the period
VIP FUND		December 31, 2019	ended December 31, 2019
THIRD AVENUE VALUE		For the year ended	For each of the two years in the period
PORTFOLIO VARIABLE	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERIES

TOUCHSTONE VST BOND	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

TOUCHSTONE VST	December 31, 2019	For the year ended	For each of the two years in the period
COMMON STOCK FUND		December 31, 2019	ended December 31, 2019

TOUCHSTONE VST		For the year ended	For each of the two years in the period
COMMON STOCK FUND	December 31, 2019
		December 31, 2019	ended December 31, 2019
CLASS SC

TOUCHSTONE VST SMALL	December 31, 2019	For the year ended	For each of the two years in the period
COMPANY FUND		December 31, 2019	ended December 31, 2019

VAN ECK VIP GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
HARD ASSETS FUND		December 31, 2019	ended December 31, 2019

VAN ECK VIP
UNCONSTRAINED	December 31, 2019	For the year ended	For each of the two years in the period
EMERGING MARKETS BOND		December 31, 2019	ended December 31, 2019
FUND
VANGUARD VIF CAPITAL	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

VANGUARD VIF		For the year ended	For each of the two years in the period
DIVERSIFIED VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

VANGUARD VIF MID-CAP	December 31, 2019	For the year ended	For each of the two years in the period
INDEX PORTFOLIO		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

VANGUARD VIF REAL	December 31, 2019	For the year ended	For each of the two years in the period
ESTATE INDEX PORTFOLIO		December 31, 2019	ended December 31, 2019

VANGUARD VIF SMALL		For the year ended	For each of the two years in the period
COMPANY GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

WELLS FARGO VT	December 31, 2019	For the year ended	For each of the two years in the period
DISCOVERY FUND		December 31, 2019	ended December 31, 2019

WELLS FARGO VT OMEGA	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

WELLS FARGO VT	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITY FUND		December 31, 2019	ended December 31, 2019

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2019 and 2018, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2019, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).
	(2)	Not applicable.
	(3)	(a)	Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.), dated May 1, 2003, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).
		(b)	Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc., dated June 11, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
	(4)	(a)	Form of the variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(b)	Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post- Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333- 194043).
		(c)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(d)	Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
		(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
		(f)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(g)	Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(h)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
		(i)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No.9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

	(j)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
	(k)	Form of SECURE Act Endorsement is filed herewith.
(5)	(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
	(b)	Form of application is incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on April 15, 2019 (File No. 333-194043).
(6)	(a)	Amended and Restated Articles of Incorporation of Depositor, dated April 21, 2006, are incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No.333-194043).
	(b)	Bylaws of Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(7)	Not Applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post-Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).
	(b)	Participation Agreement with Alger American Fund dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).
	(c)	Amendment to Participation Agreement with Alger American Fund dated March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).
	(d)	Amendment to Participation Agreement with Alger American Fund dated February 7, 2001, is incorporated by reference to Pre- Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
	(e)	Amendment to Participation Agreement with Alger American Fund dated May 13, 2003 is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
	(f)	Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
	(g)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), dated April 30, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
	(h)	Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N- 4, filed May 29, 2003 (File No. 333-52956).
	(i)	Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
	(j)	Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(k)	Participation Agreement with ALPS Variable Investment Trust and Amendment to Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014, is incorporated by reference to Registrant’s Post- Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
(l)	Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) dated October 24, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).
(m)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(n)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 15, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).
(o)	Amendment to Participation Agreement with American Century Variable Portfolios dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(p)	Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(q)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(r)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(s)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(t)	Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(u)	Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153).
(v)	Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated March 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(w)	Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 21, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(x)	Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(y)	Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No.333-52956).

(z)	Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust), dated April 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(aa)	Amendment to Participation Agreement with Delaware VIP Trust dated May 13, 2001, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(bb)	Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(cc)	Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
(dd)	Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series), dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(ee)	Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) dated May 1, 2001, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).
(ff)	Amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II), dated April 8, 2005, is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(gg)	Participation Agreement with Federated Insurance Series dated October 26, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549).
(hh)	Amendment to Participation Agreement with Federated Insurance Series dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(ii)	Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333- 147743).
(jj)	Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2006, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).
(kk)	Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).
(ll)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(mm)	Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated April 11, 2014 is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(nn)	Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Registrant’s Post- Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(oo)	Participation Agreement with Janus Aspen Series dated October 16, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549).
(pp)	Amendment to Participation Agreement with Janus Aspen Series dated February 7, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(qq)	Amendment to Participation Agreement with Janus Aspen Series dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).
(rr)	Amendment to Participation Agreement with Janus Aspen Series dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(ss)	Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
(tt)	Participation Agreement with J.P. Morgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(uu)	Participation Agreement and Amendment to Participation Agreement with J.P. Morgan Series Trust II, both dated April 20, 2001, are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(vv)	Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(ww)	Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
(xx)	Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated May 20, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(yy)	Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) dated April 1, 1999 is incorporated by reference to Post-Effective Amendment No. 9 on Form N- 4, filed April 18, 2003 (File No. 333-01153).
(zz)	Amendment to Participation Agreement with Baron Capital Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).
(aaa)	Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(bbb)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(ccc)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(ddd)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(eee)	Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(fff)	Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-194043).
(ggg)	Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).
(hhh)	Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
(iii)	Participation Agreement with Oppenheimer Variable Account Funds dated April 30, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(jjj)	Amendment to Participation Agreements with Oppenheimer Variable Account Fund dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N- 4, filed May 29, 2003 (File No. 333-52956).
(kkk)	Amendment to Participation Agreement with Oppenheimer dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(lll)	Participation Agreement with PIMCO Variable Insurance Trust dated September 18, 2002, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(mmm)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(nnn)	Amendment to Participation Agreement with PIMCO dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(ooo)	Amendment to Participation Agreement with PIMCO dated October 31, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 19, 2011 (File No. 333-176926).
(ppp)	Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated May 1, 1997, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).
(qqq)	Amendment to Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated March 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).
(rrr)	Amendment to Participation Agreement with Pioneer Fund (formerly SAFECO Resource Trust) dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(sss)	Amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003, is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).
(ttt)	Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to Participation Agreement dated October 5, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).
(uuu)	Participation Agreement with Schwab Annuity Portfolios dated October 25, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).
(vvv)	Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(www)	Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated March 20, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).
(xxx)	Amendment to Participation Agreement with Charles Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
(yyy)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(zzz)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(aaaa)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(bbbb)	Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post- Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(cccc)	Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed October 26, 2017 (File No. 333-194043).
(dddd)	Participation Agreement with Van Eck Worldwide Insurance Trust dated October 25, 1996 is incorporated by reference to Pre- Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).
(eeee)	Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(ffff)	Participation Agreement with Wells Fargo Variable Trust dated October 1, 2005, is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

	(gggg)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Post- Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194043).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, Bienfait, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

Name	Principal Business Address	Positions and Offices with Depositor
J.F. Bevacqua	(2)	Chief Risk Officer
J.D. Kreider	(2)	Senior Vice President and Head of Great-West Investments
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
S.E. Jenks	(2)	Senior Vice President, Marketing
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2019
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of  Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2019
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
61.81% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2019 377,614,607 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 866,162,327.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 61.81% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC

100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.

100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG

100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited

100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.

100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation

14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex

90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital

100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital

6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS
Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC

100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC

100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.

21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)

H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 10, 2020, there were 2,408 Contract Owners; 1,921 were Non-Qualified Contracts and 487 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 14th day of April, 2020.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 14, 2020
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 14, 2020
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 14, 2020
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 14, 2020
John L. Bernbach*
/s/ Robin Bienfait	Director	April 14, 2020
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 14, 2020
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 14, 2020
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 14, 2020
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 14, 2020
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 14, 2020
Gregory J. Fleming*
Director
Claude Généreux

	Signature	Title	Date
	/s/ Alain Louvel	Director	April 14, 2020
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 14, 2020
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 14, 2020
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	April 14, 2020
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	April 14, 2020
T. Timothy Ryan, Jr.*
Director
Jerome J. Selitto
	/s/ Gregory D. Tretiak	Director	April 14, 2020
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 14, 2020
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 14, 2020
Ryan L. Logsdon